------------------------------------------------------------  ------------------
                THE HIRTLE CALLAGHAN TRUST                  - Semi-Annual Report
------------------------------------------------------------  ------------------

                               December 31, 2001

We are pleased to present the December 31, 2001 semi-annual report for The Hirtle Callaghan Trust.

The Hirtle Callaghan Trust (the Trust), a diversified open-end management investment company, was organized by Hirtle Callaghan & Co., Inc. to enhance Hirtle Callaghan's ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of eight separate investment portfolios ("the Portfolios"). Day-to-day portfolio management services are provided to each of the Trust's Portfolios by one or more independent money management organizations (specialist managers), selected by, and under the general supervision of the Trust's Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Trust currently consists of eight separate Portfolios, as listed below:

  ------------------
    The Portfolios
  ------------------

  The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

  The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

  The Small Capitalization Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

  The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in developed countries other than the United States of America.

  The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

  The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

  The Fixed Income II Portfolio, seeks to achieve above-average total return over a market cycle of three to five years by investing primarily in fixed income securities, including U.S. Government securities, investment grade corporate bonds and mortgage-backed or asset-backed securities.

  The High Yield Bond Portfolio, seeks to achieve above-average total return over a market cycle of three to five years by investing in high yield securities (commonly referred to as "junk bonds").

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments -- December 31, 2001 (Unaudited)

                      Security                   Value
Shares               Description                (Note 2)
------               -----------                --------
        Common Stocks -- 97.41%
        Institutional Capital Corp. -- 57.48%
        Aerospace/Defense -- 2.44%
 48,200 General Dynamics Corp................ $  3,838,648
 33,800 Northrop Grumman Corp................    3,407,378
                                              ------------
                                                 7,246,026
                                              ------------
        Banking -- 4.43%
122,000 Bank One Corp........................    4,764,100
112,700 FleetBoston Financial Corp...........    4,113,550
 99,050 Wells Fargo & Co.....................    4,303,723
                                              ------------
                                                13,181,373
                                              ------------
        Beverages -- 1.53%
 98,000 Diageo PLC - ADR.....................    4,534,460
                                              ------------
        Business Services -- 0.56%
 62,200 Accenture Ltd., Class - A (b)........    1,674,424
                                              ------------
        Computer Software & Services -- 1.56%
 67,600 Electronic Data Systems Corp.........    4,633,980
                                              ------------
        Computer Systems -- 1.04%
 25,450 International Business Machines Corp.    3,078,432
                                              ------------
        Conglomerates -- 0.72%
 15,650 SPX Corp. (b)........................    2,142,485
                                              ------------
        Construction Materials & Supplies -- 0.85%
 48,450 Caterpillar, Inc.....................    2,531,513
                                              ------------
        Electronic Components & Instruments -- 2.14%
157,421 Koninklijke Philips Electronics
         NV - ADR............................    4,582,525
156,700 Solectron Corp. (b)..................    1,767,576
                                              ------------
                                                 6,350,101
                                              ------------
        Financial Services -- 6.88%
164,862 Citigroup, Inc.......................    8,322,233
 84,650 Fannie Mae...........................    6,729,675
 92,750 Household International, Inc.........    5,373,935
                                              ------------
                                                20,425,843
                                              ------------
        Forest Products & Paper -- 1.15%
 63,400 Weyerhaeuser Co......................    3,428,672
                                              ------------
        Health Care -- 1.26%
 97,400 HCA, Inc.............................    3,753,796
                                              ------------
        Home Products -- 1.92%
 60,700 Kimberly-Clark Corp..................    3,629,860
 64,800 The Estee Lauder Cos., Class - A.....    2,077,488
                                              ------------
                                                 5,707,348
                                              ------------
        Hotels & Lodging -- 0.79%
119,500 Cendant Corp. (b)....................    2,343,395
                                              ------------

                     Security                   Value
Shares              Description                (Note 2)
------              -----------                --------
        Insurance -- 3.25%
 75,750 Loews Corp.......................... $  4,195,035
172,400 MetLife, Inc........................    5,461,632
                                             ------------
                                                9,656,667
                                             ------------
        Media -- 2.80%
319,500 Liberty Media Corp., Class - A (b)..    4,473,000
145,657 News Corp. Ltd. - ADR...............    3,854,084
                                             ------------
                                                8,327,084
                                             ------------
        Non-Defense Capital Spending -- 2.27%
114,600 Tyco International Ltd..............    6,749,940
                                             ------------
        Oil & Gas -- 4.81%
119,000 Conoco, Inc.........................    3,367,700
 42,700 Kerr-McGee Corp.....................    2,339,960
102,141 PanCanadian Energy Corp.............    2,655,666
 60,350 Phillips Petroleum Co...............    3,636,691
 68,300 Transocean Sedco Forex, Inc.........    2,309,906
                                             ------------
                                               14,309,923
                                             ------------
        Pharmaceuticals -- 4.61%
 82,150 Abbott Laboratories.................    4,579,863
 92,050 Bristol-Myers Squibb Co.............    4,694,550
123,500 Schering-Plough Corp................    4,422,535
                                             ------------
                                               13,696,948
                                             ------------
        Publishing & Printing -- 1.10%
 48,632 Gannett Co., Inc....................    3,269,529
                                             ------------
        Railroads -- 0.56%
 85,175 Canadian Pacific Railway Ltd........    1,660,913
                                             ------------
        Restaurants -- 1.38%
155,100 McDonald's Corp.....................    4,105,497
                                             ------------
        Retail -- 2.95%
 74,500 Sears, Roebuck & Co.................    3,549,180
127,250 Target Corp.........................    5,223,613
                                             ------------
                                                8,772,793
                                             ------------
        Telecommunications -- 3.69%
203,900 AT&T Wireless Services, Inc. (b)....    2,930,043
185,300 General Motors Corp., Class - H (b).    2,862,885
109,244 Verizon Communications, Inc.........    5,184,720
                                             ------------
                                               10,977,648
                                             ------------
        Utilities -- 2.23%
 84,850 American Electric Power, Inc........    3,693,520
 75,150 Entergy Corp........................    2,939,117
                                             ------------
                                                6,632,637
                                             ------------
        Waste Disposal -- 0.56%
 83,600 Republic Services, Inc.,
         Class - A (b)......................    1,669,492
                                             ------------
        Total -- Institutional Capital Corp.
         (cost $149,270,568)................  170,860,919
                                             ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                      Security                    Value
Shares               Description                 (Note 2)
------               -----------                 --------
       Common Stocks (continued)
       SSgA Funds Management, Inc. -- 39.93%
       Advertising/Marketing -- 0.04%
   900 Interpublic Group of Companies, Inc.... $     26,586
 1,400 Lamar Advertising Co. (b)..............       59,276
 1,290 Valassis Communications, Inc. (b)......       45,950
                                               ------------
                                                    131,812
                                               ------------
       Aerospace/Defense -- 0.39%
 9,200 Boeing Co..............................      356,776
 2,200 Goodrich Corp..........................       58,564
 8,058 Lockheed Martin Corp...................      376,067
   500 Newport News Shipbuilding, Inc.........       35,625
 2,000 Northrop Grumman Corp..................      201,620
 6,100 Rockwell Collins, Inc..................      118,950
                                               ------------
                                                  1,147,602
                                               ------------
       Airlines & Services -- 0.18%
 3,300 AMR Corp. (b)..........................       73,161
 1,300 Continental Airlines, Class - B (b)....       34,073
 2,800 Delta Air Lines, Inc...................       81,928
   400 Northwest Airlines Corp., Class - A (b)        6,280
   100 SkyWest, Inc...........................        2,545
17,140 Southwest Airlines Co..................      316,747
 1,500 UAL Corp...............................       20,250
 1,600 US Airways Group, Inc. (b).............       10,144
                                               ------------
                                                    545,128
                                               ------------
       Auto Parts -- 0.25%
 1,900 Autoliv, Inc...........................       38,589
 3,100 Dana Corp..............................       43,028
12,400 Delphi Automotive Systems Corp.........      169,384
 3,930 Genuine Parts Co.......................      144,231
 3,300 Goodyear Tire & Rubber Co..............       78,573
 1,400 Lear Corp. (b).........................       53,396
 1,400 Paccar, Inc............................       91,868
 2,300 TRW, Inc...............................       85,192
 2,800 Visteon Corp...........................       42,112
                                               ------------
                                                    746,373
                                               ------------
       Automobile Production -- 0.48%
40,413 Ford Motor Co..........................      635,292
12,451 General Motors Corp....................      605,119
 8,198 General Motors Corp., Class - H (b)....      126,659
 1,200 Navistar International Corp............       47,400
                                               ------------
                                                  1,414,470
                                               ------------
       Banking -- 4.80%
 8,100 AmSouth Bancorporation.................      153,090
 1,400 Associated Banc-Corp...................       49,406
 1,800 Astoria Financial Corp.................       47,628
35,200 Bank of America Corp...................    2,215,839
10,050 Bank of New York Co., Inc..............      410,040
26,071 Bank One Corp..........................    1,018,073
 3,300 Banknorth Group, Inc...................       74,316

                   Security                 Value
Shares            Description              (Note 2)
------            -----------              --------
       Banking (continued)
 9,390 BB&T Corp........................ $    339,073
 5,055 Charter One Financial, Inc.......      137,243
   900 City National Corp...............       42,165
 4,052 Comerica, Inc....................      232,180
 1,000 Commerce Bancorp, Inc............       39,340
 1,365 Commerce Bancshares, Inc.........       53,221
 2,800 Compass Bancshares, Inc..........       79,240
 1,200 Cullen/Frost Bankers, Inc........       37,056
 2,000 Dime Bancorp, Inc................       72,160
 2,364 Fifth Third Bancorp..............      144,984
 2,800 First Tennessee National Corp....      101,528
 1,100 First Virginia Banks, Inc........       55,836
 1,600 FirstMerit Corp..................       43,344
23,300 FleetBoston Financial Corp.......      850,450
 1,800 Fulton Financial Corp............       39,294
 1,500 Golden State Bancorp, Inc........       39,225
 1,900 GreenPoint Financial Corp........       67,925
 3,730 Hibernia Corp....................       66,357
 1,000 Hudson City Bancorp, Inc.........       26,350
 5,600 Huntington Bancshares, Inc.......       96,264
 9,500 KeyCorp..........................      231,230
 1,800 M & T Bank Corp..................      131,130
 2,390 Marshall & Ilsley Corp...........      151,239
10,500 Mellon Financial Corp............      395,010
 1,600 Mercantile Bankshares Corp.......       68,864
13,600 National City Corp...............      397,664
 4,510 National Commerce Financial Corp.      114,103
 3,700 North Fork Bancorporation, Inc...      118,363
 2,150 Northern Trust Corp..............      129,473
 1,200 Old National Bancorp.............       30,300
 1,800 Pacific Century Financial Corp...       46,602
   600 People's Bank....................       12,756
 6,400 PNC Bank Corp....................      359,680
 2,990 Popular, Inc.....................       86,949
 1,850 Roslyn Bancorp, Inc..............       32,375
 2,000 Sky Financial Group, Inc.........       40,680
 7,700 SouthTrust Corp..................      189,959
 5,750 Sovereign Bancorp, Inc...........       70,380
 5,600 SunTrust Banks, Inc..............      351,120
 1,320 Synovus Financial Corp...........       33,066
 1,800 TCF Financial Corp...............       86,364
 1,100 Trustmark Corp...................       26,653
43,600 U.S. Bancorp.....................      912,548
 3,100 Union Planters Corp..............      139,903
 1,200 UnionBanCal Corp.................       45,600
 1,700 Valley National Bancorp..........       56,015
30,400 Wachovia Corp....................      953,344
 1,400 Washington Federal, Inc..........       36,092
19,560 Washington Mutual, Inc...........      639,612
 1,200 Webster Financial Corp...........       37,836
37,877 Wells Fargo Co...................    1,645,755

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                       Security                     Value
Shares                Description                  (Note 2)
------                -----------                  --------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Banking (continued)
   700 Wilmington Trust Corp.................... $     44,317
 1,970 Zions Bancorp............................      103,583
                                                 ------------
                                                   14,250,192
                                                 ------------
       Beverages -- 0.57%
   400 Adolph Coors Co., Class - B..............       21,360
11,200 Anheuser-Busch Co., Inc..................      506,352
   800 Brown-Forman Corp., Class - B............       50,080
 7,600 Coca-Cola Co.............................      358,340
 3,500 Coca-Cola Enterprises, Inc...............       66,290
   800 Constellation Brands, Inc., Class - A (b)       34,280
   300 Pepsi Bottling Group, Inc................        7,050
 2,050 PepsiAmericas, Inc.......................       28,290
12,810 PepsiCo, Inc.............................      623,719
                                                 ------------
                                                    1,695,761
                                                 ------------
       Biotechnology -- 0.02%
 1,400 Celera Genomics Group - Applera
        Corp. (b)...............................       37,366
 1,330 Quintiles Transnational Corp. (b)........       21,347
   200 Sepracor, Inc. (b).......................       11,412
                                                 ------------
                                                       70,125
                                                 ------------
       Broadcasting -- 0.49%
 1,700 Adelphia Communications Corp.,
        Class - A (b)...........................       53,006
 1,900 Cablevision Systems Corp. (b)............       90,155
   800 Cablevision Systems Corp.--Rainbow
        Media Group (b).........................       19,760
 2,600 Charter Communications, Inc. (b).........       42,718
 6,280 Clear Channel Communications, Inc. (b)...      319,715
16,000 Comcast Corp., Class - A (b).............      576,000
 4,200 Cox Communications, Inc., Class - A (b)..      176,022
   590 Entercom Communications Corp. (b)........       29,500
   500 Entravision Communications Corp.,
        Class - A (b)...........................        5,975
   500 Hearst - Argyle Television, Inc. (b).....       10,780
 1,000 Hispanic Broadcasting Corp.,
        Class - A (b)...........................       25,500
 4,200 NTL, Inc. (b)............................        3,948
 1,500 Radio One, Inc. (b)......................       27,015
 1,120 USA Networks, Inc. (b)...................       30,587
 1,510 Westwood One, Inc. (b)...................       45,376
                                                 ------------
                                                    1,456,057
                                                 ------------
       Business Services -- 0.10%
 2,900 Ariba, Inc. (b)..........................       17,864
 1,700 Dun & Bradstreet Corp. (b)...............       60,010
 1,000 KPMG Consulting, Inc. (b)................       16,570
 1,700 Manpower, Inc............................       57,307
   500 Moody's Corp.............................       19,930
 7,000 ServiceMaster Co.........................       96,600
 1,400 Viad Corp................................       33,152
                                                 ------------
                                                      301,433
                                                 ------------

                      Security                    Value
Shares               Description                 (Note 2)
------               -----------                 --------
       Casinos/Gaming -- 0.06%
 2,380 Harrah's Entertainment, Inc. (b)....... $     88,084
 1,020 Mandalay Resort Group (b)..............       21,828
 6,200 Park Place Entertainment Corp. (b).....       56,854
                                               ------------
                                                    166,766
                                               ------------
       Chemicals -- 1.02%
 5,100 Air Products & Chemicals, Inc..........      239,241
 1,280 Cabot Corp.............................       45,696
20,300 Dow Chemical Co........................      685,734
23,200 E.I. Du Pont De Nemours & Co...........      986,232
 1,800 Eastman Chemical Co....................       70,236
 2,850 Engelhard Corp.........................       78,888
   900 Great Lakes Chemical Corp..............       21,852
 2,200 Hercules, Inc. (b).....................       22,000
 1,780 International Flavors & Fragrance, Inc.       52,884
 1,200 Lubrizol Corp..........................       42,108
   900 Monsanto Co............................       30,420
   600 OM Group, Inc..........................       39,714
 3,700 PPG Industries, Inc....................      191,364
 3,600 Praxair, Inc...........................      198,900
 3,500 Rohm & Haas Co.........................      121,205
 3,000 Sherwin-Williams Co....................       82,500
 1,620 Sigma-Aldrich Corp.....................       63,844
 1,400 Solutia, Inc...........................       19,628
 1,200 Valspar Corp...........................       47,520
                                               ------------
                                                  3,039,966
                                               ------------
       Clothing/Apparel -- 0.14%
 2,800 Burlington Industries, Inc.............      105,112
   800 Jones Apparel Group, Inc. (b)..........       26,536
 1,100 Liz Claiborne, Inc.....................       54,725
 1,500 Nike, Inc., Class - B..................       84,360
 2,100 Nordstrom, Inc.........................       42,483
 1,300 Polo Ralph Lauren Corp. (b)............       34,788
   100 Talbots, Inc...........................        3,625
 1,900 VF Corp................................       74,119
                                               ------------
                                                    425,748
                                               ------------
       Computer Software & Services -- 0.41%
 1,800 Acxiom Corp. (b).......................       31,446
 1,100 Autodesk, Inc..........................       40,997
 1,900 BMC Software, Inc. (b).................       31,103
 3,010 Ceridian Corp. (b).....................       56,438
 1,500 CNET Networks, Inc. (b)................       13,455
10,200 Computer Associates International, Inc.      351,797
 3,657 Computer Sciences Corp. (b)............      179,120
 3,410 Compuware Corp. (b)....................       40,204
   160 DST Systems, Inc. (b)..................        7,976
   700 EarthLink, Inc. (b)....................        8,519
 1,100 Electronic Data Systems Corp...........       75,405
 1,210 Intuit, Inc. (b).......................       51,764
 3,400 Maxtor Corp. (b).......................       21,556
 1,700 NCR Corp. (b)..........................       62,662

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                      Security                     Value
Shares               Description                  (Note 2)
------               -----------                  --------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Computer Software & Services (continued)
 1,400 Network Associates, Inc. (b)............ $     36,190
 2,200 Openwave Systems, Inc. (b)..............       21,538
   470 Riverstone Networks, Inc. (b)...........        7,802
   370 RSA Security, Inc. (b)..................        6,460
   700 SanDisk Corp. (b).......................       10,080
 1,500 Storage Technology Corp. (b)............       31,005
   320 Sybase, Inc. (b)........................        5,043
   200 Ticketmaster Online-CitySearch, Inc. (b)        3,278
 6,600 Unisys Corp. (b)........................       82,764
 3,300 Vignette Corp. (b)......................       17,721
 2,700 WebMD Corp. (b).........................       19,062
                                                ------------
                                                   1,213,385
                                                ------------
       Computer Systems -- 0.25%
 5,100 3Com Corp. (b)..........................       32,538
 7,900 Apple Computer, Inc. (b)................      173,010
37,800 Compaq Computer Corp....................      368,928
 4,000 Gateway, Inc. (b).......................       32,160
 1,600 Ingram Micro, Inc. (b)..................       27,712
 4,100 Palm, Inc. (b)..........................       15,908
 3,280 Quantum Corp. - Digital Linear Tape &
        Storage Systems Group (b)..............       32,308
 1,300 Reynolds & Reynolds Co..................       31,525
   920 Tech Data Corp. (b).....................       39,818
                                                ------------
                                                     753,907
                                                ------------
       Conglomerates -- 0.96%
 1,800 ALLETE, Inc.............................       45,360
 4,200 Dover Corp..............................      155,694
 3,300 Fortune Brands, Inc.....................      130,647
16,500 Honeywell International, Inc............      558,030
 1,700 ITT Industries, Inc.....................       85,850
 5,900 Minnesota Mining & Manufacturing Co.....      697,439
   990 Pentair, Inc............................       36,145
 8,420 Raytheon Co.............................      273,397
 3,700 Rockwell International Corp.............       66,082
   600 SPX Corp. (b)...........................       82,140
   800 Teleflex, Inc...........................       37,848
 1,100 Temple - Inland, Inc....................       62,403
 2,710 Textron, Inc............................      112,357
 6,800 United Technologies Corp................      439,484
 1,700 W.W. Grainger, Inc......................       81,600
                                                ------------
                                                   2,864,476
                                                ------------
       Construction Materials & Supplies -- 0.30%
 7,600 Caterpillar, Inc........................      397,100
 1,900 Fluor Corp..............................       71,060
   678 Lafarge Corp............................       25,472
 1,000 Martin Marietta Materials, Inc..........       46,600
10,362 Masco Corp..............................      253,869
 1,900 Vulcan Materials Co.....................       91,086
                                                ------------
                                                     885,187
                                                ------------

                     Security                   Value
Shares              Description                (Note 2)
------              -----------                --------
       Containers/Packaging -- 0.09%
 1,200 Avery Dennison Corp.................. $     67,836
 1,100 Bemis Co., Inc.......................       54,098
 1,100 Packaging Corporation of America (b).       19,965
 3,400 Pactiv Corp. (b).....................       60,350
   160 Sealed Air Corp. (b).................        6,531
 1,970 Sonoco Products Co...................       52,363
                                             ------------
                                                  261,143
                                             ------------
       Control & Filter Services -- 0.02%
 2,500 Pall Corp............................       60,150
                                             ------------
       Electronic Components & Instruments -- 1.58%
 2,800 Agere Systems, Inc., Class - A (b)...       15,932
 6,900 Agilent Technologies, Inc. (b).......      196,719
 3,900 American Power Conversion Corp. (b)..       56,394
 2,080 Arrow Electronics, Inc. (b)..........       62,192
 4,800 Atmel Corp. (b)......................       35,376
 2,500 Avnet, Inc...........................       63,675
 1,120 AVX Corp.............................       26,421
   340 Beckman Coulter, Inc.................       15,062
 2,000 Cooper Industries, Inc...............       69,840
 1,500 Diebold, Inc.........................       60,660
   900 Eaton Corp...........................       66,969
 9,600 Emerson Electric Co..................      548,160
 2,100 Energizer Holdings, Inc. (b).........       40,005
 4,500 General Dynamics Corp................      358,380
35,200 Hewlett Packard Co...................      723,008
 1,100 Hubbell, Inc., Class - B.............       32,318
11,945 International Business Machines Corp.    1,444,867
 2,000 Johnson Controls, Inc................      161,500
 2,100 KEMET Corp. (b)......................       37,275
 4,000 Level 3 Communications, Inc. (b).....       20,000
 6,300 Micron Technology, Inc. (b)..........      195,300
 2,200 Molex, Inc...........................       68,090
 2,700 Parker-Hannifin Corp.................      123,957
 2,200 Sanmina-SCI Corp. (b)................       43,780
 2,870 Solectron Corp. (b)..................       32,374
 2,000 Tektronix, Inc. (b)..................       51,560
 3,900 Thermo Electron Corp. (b)............       93,054
 2,800 Vishay Intertechnology, Inc. (b).....       54,600
                                             ------------
                                                4,697,468
                                             ------------
       Entertainment -- 0.33%
   400 Metro - Goldwyn - Mayer, Inc. (b)....        8,760
46,750 The Walt Disney Co...................      968,660
                                             ------------
                                                  977,420
                                             ------------
       Financial Services -- 5.13%
 1,820 A.G. Edwards, Inc....................       80,389
 1,200 Allied Capital Corp..................       31,200
 2,000 Ambac, Inc...........................      115,720
27,500 American Express Co..................      981,475
 1,700 Bear Stearns Companies, Inc..........       99,688

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                      Security                   Value
Shares               Description                (Note 2)
------               -----------                --------
        Common Stocks (continued)
        SSgA Funds Management, Inc. (continued)
        Financial Services (continued)
103,335 Citigroup, Inc....................... $  5,216,351
  6,300 CMGI, Inc. (b).......................       10,269
  2,820 Countrywide Credit Industries, Inc...      115,535
  4,000 E*TRADE Group, Inc. (b)..............       41,000
 19,220 Fannie Mae...........................    1,527,990
  3,800 Franklin Resources, Inc..............      134,026
  3,860 Freddie Mac..........................      252,444
  2,900 Golden West Financial Corp...........      170,665
  4,800 Goldman Sachs Group, Inc.............      445,200
  2,360 H & R Block, Inc.....................      105,492
  5,300 Hartford Financial Services Group,
         Inc.................................      332,999
  7,100 Household International, Inc.........      411,374
    200 Instinet Group, Inc. (b).............        2,010
 44,400 J.P. Morgan Chase & Co...............    1,613,940
  6,600 John Hancock Financial Services, Inc.      272,580
    150 John Nuveen Co., Class - A...........        8,022
    240 Knight Trading Group, Inc. (b).......        2,645
  1,500 Legg Mason, Inc......................       74,970
  5,300 Lehman Brothers Holdings, Inc........      354,040
 18,800 Merrill Lynch & Co., Inc.............      979,856
  2,150 MGIC Investment Corp.................      132,698
 23,160 Morgan Stanley Dean Witter & Co......    1,295,570
    500 Nationwide Financial Services, Inc...       20,730
    500 Neuberger Berman, Inc................       21,950
    700 Provident Financial Group, Inc.......       18,396
  5,100 Regions Financial Corp...............      152,694
  4,600 Stilwell Financial, Inc..............      125,212
  2,300 T. Rowe Group, Inc...................       79,879
                                              ------------
                                                15,227,009
                                              ------------
        Food-Retail -- 0.16%
  9,200 Albertson's, Inc.....................      289,708
  2,690 Supervalu, Inc.......................       59,503
  4,000 SYSCO Corp...........................      104,880
    300 Weis Markets, Inc....................        8,388
  1,800 Winn-Dixie Stores, Inc...............       25,650
                                              ------------
                                                   488,129
                                              ------------
        Food Processing -- 0.65%
 13,105 Archer-Daniels-Midland Co............      188,057
  2,700 Campbell Soup Co.....................       80,649
 12,000 ConAgra Foods, Inc...................      285,240
  8,200 General Mills, Inc...................      426,482
  4,900 H.J. Heinz Co........................      201,488
  1,700 Hershey Foods Corp...................      115,090
  1,798 Hormel Foods Corp....................       48,312
  3,100 Kellogg Co...........................       93,310
  1,160 McCormick & Co., Inc.................       48,685
 10,000 Sara Lee Corp........................      222,300
  2,300 Smithfield Foods, Inc. (b)...........       50,692
    200 Tootsie Roll Industries, Inc.........        7,816

                      Security                    Value
Shares               Description                 (Note 2)
------               -----------                 --------
       Food Processing (continued)
 4,718 Tyson Foods, Inc., Class - A........... $     54,493
 2,040 William Wrigley Jr. Co.................      104,795
                                               ------------
                                                  1,927,409
                                               ------------
       Funeral Services -- 0.01%
 6,740 Service Corp. International (b)........       33,633
                                               ------------
       Furniture & Fixtures -- 0.10%
   600 Ethan Allen Interiors, Inc.............       24,954
 1,000 Hillenbrand Industry, Inc..............       55,270
 1,400 HON Industries, Inc....................       38,710
 4,400 Leggett & Platt, Inc...................      101,200
   900 Mohawk Industries, Inc. (b)............       49,392
 1,600 Steelcase, Inc.........................       23,552
                                               ------------
                                                    293,078
                                               ------------
       Health Care -- 0.44%
   700 DaVita, Inc. (b).......................       17,115
 9,900 HCA, Inc...............................      381,546
 3,270 Health Management Associates, Inc. (b).       60,168
 2,200 Health Net, Inc. (b)...................       47,916
 4,000 Humana, Inc. (b).......................       47,160
 2,400 Manor Care, Inc. (b)...................       56,904
 5,570 McKesson HBOC, Inc.....................      208,318
 1,700 Omnicare, Inc..........................       42,296
 6,770 Tenet Healthcare Corp. (b).............      397,534
 1,300 Triad Hospitals, Inc. (b)..............       38,155
   500 Universal Health Services, Inc. (b)....       21,390
                                               ------------
                                                  1,318,502
                                               ------------
       Homebuilding/Development -- 0.09%
 1,400 Centex Corp............................       79,926
 2,400 Clayton Homes, Inc.....................       41,040
 1,300 D. R. Horton, Inc......................       42,198
 1,200 Lennar Corp............................       56,184
 1,100 Pulte Homes, Inc.......................       49,137
                                               ------------
                                                    268,485
                                               ------------
       Hotels & Lodging -- 0.21%
10,834 Cendant Corp. (b)......................      212,454
 1,500 Extended Stay America, Inc. (b)........       24,600
 7,200 Hilton Hotels Corp.....................       78,624
 3,510 Marriott International, Inc., Class - A      142,682
 1,310 Metro-Goldwyn-Mayer, Inc. (b)..........       37,820
 4,400 Starwood Hotels & Resorts Worldwide,
        Inc...................................      131,340
                                               ------------
                                                    627,520
                                               ------------
       Household Products & Appliances -- 1.05%
   900 Alberto-Culver Co., Class - B..........       40,266
    50 American Standard Companies, Inc. (b)..        3,412
 5,013 Avon Products, Inc.....................      233,105
 3,700 Clorox Co..............................      146,335
 3,000 Colgate-Palmolive Co...................      173,250
   200 Ecolab, Inc............................        8,050

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                   Security                  Value
Shares            Description               (Note 2)
------            -----------               --------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Household Products & Appliances (continued)
   280 Estee Lauder Cos., Inc., Class - A $      8,977
11,600 Gillette Co.......................      387,440
   700 Maytag Corp.......................       21,721
 5,630 Newell Rubbermaid, Inc............      155,219
23,400 Procter & Gamble Co...............    1,851,641
 1,260 Whirlpool Corp....................       92,396
                                          ------------
                                             3,121,812
                                          ------------
       Insurance -- 1.99%
   700 21st Century Insurance Group......       13,615
 3,100 Aetna, Inc........................      102,269
 6,000 AFLAC, Inc........................      147,360
   100 Alleghany Corp....................       19,245
 1,100 Allmerica Financial Corp..........       49,005
16,000 Allstate Corp.....................      539,200
 1,009 American Financial Group, Inc.....       24,771
15,748 American International Group, Inc.    1,250,390
   200 American National Insurance Co....       16,820
 5,300 Aon Corp..........................      188,256
 3,810 Chubb Corp........................      262,890
 3,200 Cigna Corp........................      296,480
 3,070 Cincinnati Financial Corp.........      117,121
   500 CNA Financial Corp. (b)...........       14,585
 7,040 Conseco, Inc. (b).................       31,398
   500 Erie Indemnity, Inc...............       19,245
 1,790 Fidelity National Financial, Inc..       44,392
 1,200 HCC Insurance Holdings, Inc.......       33,060
 3,355 Jefferson-Pilot Corp..............      155,236
   900 Leucadia National Corp............       25,983
 4,198 Lincoln National Corp.............      203,897
 2,940 Loews Corp........................      162,817
   200 Markel Corp. (b)..................       35,930
 2,900 Marsh & McLennan Companies, Inc...      311,605
 3,360 MBIA, Inc.........................      180,197
   600 Mercury General Corp..............       26,196
 6,500 MetLife, Inc......................      205,920
 1,000 MONY Group, Inc...................       34,570
 2,800 Old Republic International Corp...       78,428
   990 PMI Group, Inc....................       66,340
 1,340 Progressive Corp..................      200,062
 1,300 Protective Life Corp..............       37,609
 1,880 Radian Group, Inc.................       80,746
   400 Reinsurance Group of America, Inc.       13,312
 2,800 SAFECO Corp.......................       87,220
 4,600 St. Paul Cos., Inc................      202,262
 2,870 Torchmark Corp....................      112,877
   510 Transatlantic Holdings, Inc.......       46,410
   800 Trigon Healthcare, Inc. (b).......       55,560
 1,510 UnitedHealth Group, Inc...........      106,863

                      Security                     Value
Shares               Description                  (Note 2)
------               -----------                  --------
       Insurance (continued)
 1,100 Unitrin, Inc............................ $     43,472
 4,800 UnumProvident Corp......................      127,248
 1,115 WellPoint Health Networks, Inc. (b).....      130,288
    47 Wesco Financial Corp....................       14,805
                                                ------------
                                                   5,915,955
                                                ------------
       Machinery, Tools & Engineering -- 0.35%
 1,300 Black & Decker Corp.....................       49,049
   800 Capstone Turbine Corp. (b)..............        4,328
 1,214 Crane Co................................       31,127
   800 Cummins, Inc............................       30,832
     1 Curtiss-Wright Corp., Class - B.........           48
   300 Danaher Corp............................       18,093
 5,200 Deere & Co..............................      227,032
   500 FMC Corp. (b)...........................       29,750
 5,200 Illinois Tool Works, Inc................      352,143
 3,600 Ingersoll-Rand Co.......................      150,516
   400 Jacobs Engineering Group, Inc. (b)......       26,400
 1,400 Snap-On, Inc............................       47,124
 1,770 Stanley Works...........................       82,429
                                                ------------
                                                   1,048,871
                                                ------------
       Media -- 0.59%
   574 Emmis Communications Corp. (b)..........       13,569
 2,500 Fox Entertainment Group, Inc. (b).......       66,325
 2,500 Gemstar-TV Guide International, Inc. (b)       69,250
   900 Insight Communications Co., Inc. (b)....       21,744
57,840 Liberty Media Corp., Class - A (b)......      809,760
   800 Mediacom Communications Corp. (b).......       14,608
   900 Meredith Corp...........................       32,085
16,319 Viacom, Inc., Class - B (b).............      720,484
                                                ------------
                                                   1,747,825
                                                ------------
       Medical Equipment & Supplies -- 0.22%
 1,610 Apogent Technologies, Inc. (b)..........       41,538
 1,300 Bausch & Lomb, Inc......................       48,958
   920 Baxter International, Inc...............       49,340
 5,860 Becton, Dickinson & Co..................      194,258
 5,900 Boston Scientific Corp. (b).............      142,308
 1,000 C.R. Bard, Inc..........................       64,500
   350 Dentsply International, Inc.............       17,570
   700 Henry Schein, Inc. (b)..................       25,921
   150 St. Jude Medical, Inc. (b)..............       11,648
   257 Viasys Healthcare, Inc. (b).............        5,194
 1,591 Zimmer Holdings, Inc. (b)...............       48,589
                                                ------------
                                                     649,824
                                                ------------
       Metals -- 0.31%
 2,300 AK Steel Holding Corp...................       26,174
17,350 Alcoa, Inc..............................      616,792
 1,370 Allegheny Technologies, Inc.............       22,948
 2,300 Newmont Mining Corp.....................       43,953

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                    Security                  Value
Shares             Description               (Note 2)
------             -----------               --------
        Common Stocks (continued)
        SSgA Funds Management, Inc. (continued)
        Metals (continued)
  1,700 Nucor Corp........................ $     90,032
  1,800 Phelps Dodge Corp.................       58,320
  1,200 Precision Castparts Corp..........       33,900
    260 Rowan Companies, Inc. (b).........        5,036
  2,000 USX- - US Steel Corp..............       36,220
                                           ------------
                                                933,375
                                           ------------
        Office Equipment -- 0.16%
    400 Imagistics International, Inc. (b)        4,940
  6,800 Office Depot, Inc. (b)............      126,072
  4,800 Pitney Bowes, Inc.................      180,528
 16,100 Xerox Corp. (b)...................      167,762
                                           ------------
                                                479,302
                                           ------------
        Oil & Gas -- 3.68%
  1,600 Amerada Hess Corp.................      100,000
  2,310 Apache Corp.......................      115,223
    500 Aquila, Inc. (b)..................        8,550
  1,500 Ashland, Inc......................       69,120
 23,907 ChevronTexaco Corp................    2,142,305
 14,050 Conoco, Inc.......................      397,615
  2,700 Devon Energy Corp.................      104,355
    400 Diamond Offshore Drilling, Inc....       12,160
    512 Dynegy, Inc.......................       13,056
    700 ENSCO International, Inc..........       17,395
    680 EOG Resources, Inc................       26,595
  1,380 Equitable Resources, Inc..........       47,017
153,162 Exxon Mobil Corp..................    6,019,266
    100 Forest Oil Corp. (b)..............        2,821
  1,300 Global Industries Ltd. (b)........       11,570
  2,200 Grant Prideco, Inc. (b)...........       25,300
  1,130 Helmerich & Payne, Inc............       37,719
  2,100 Kerr-McGee Corp...................      115,080
  2,600 Lyondell Chemical Co..............       37,258
  6,940 Marathon Oil Corp.................      208,200
  1,600 MDU Resources Group, Inc..........       45,040
    190 Newfield Exploration Co. (b)......        6,747
  1,200 Noble Affiliates, Inc.............       42,348
    490 Noble Drilling Corp. (b)..........       16,680
  8,250 Occidental Petroleum Corp.........      218,873
  1,590 Ocean Energy, Inc.................       30,528
  8,584 Phillips Petroleum Co.............      517,272
  2,300 Pioneer Natural Resources Co......       44,298
    800 Pogo Producing Co.................       21,016
    870 Pride International, Inc. (b).....       13,137
  1,720 Sunoco, Inc.......................       64,225
  1,800 Ultramar Diamond Shamrock Corp....       89,064
  5,500 Unocal Corp.......................      198,385
  1,300 Valero Energy Corp................       49,556
    500 Varco International, Inc. (b).....        7,490

                    Security                  Value
Shares             Description               (Note 2)
------             -----------               --------
       Oil & Gas (continued)
 1,600 Vectren Corp....................... $     38,368
   710 Weatherford International, Inc. (b)       26,455
                                           ------------
                                             10,940,087
                                           ------------
       Paper Products -- 0.61%
 1,100 Boise Cascade Corp.................       37,411
 1,000 Bowater, Inc.......................       47,700
 5,163 Georgia-Pacific Corp...............      142,550
10,800 International Paper Co.............      435,780
 9,900 Kimberly-Clark Corp................      592,020
 2,100 Mead Corp..........................       64,869
 3,700 Smurfit-Stone Container Corp. (b)..       59,089
   600 St. Joe Corp.......................       16,650
 2,100 Westvaco Corp......................       59,745
 4,859 Weyerhaeuser Co....................      262,775
 2,000 Willamette Industries, Inc.........      104,240
                                           ------------
                                              1,822,829
                                           ------------
       Pharmaceuticals -- 1.37%
13,790 Abbott Laboratories................      768,793
   888 AmerisourceBergen Corp.............       56,432
12,610 Bristol-Myers Squibb Co............      643,110
   100 Cephalon, Inc. (b).................        7,559
 3,800 Eli Lilly & Co.....................      298,452
 8,790 Healthsouth Corp. (b)..............      130,268
   900 ICN Pharmaceuticals, Inc...........       30,150
15,600 Johnson & Johnson, Inc.............      921,960
   100 Medicis Pharmaceutical Corp.,
        Class - A (b).....................        6,459
19,330 Merck & Co., Inc...................    1,136,603
 1,700 Mylan Laboratories, Inc............       63,750
                                           ------------
                                              4,063,536
                                           ------------
       Photography -- 0.06%
 6,500 Eastman Kodak Co...................      191,295
                                           ------------
       Publishing & Printing -- 0.45%
 1,900 Belo (A.H.) Corp...................       35,625
 1,380 Deluxe Corp........................       57,380
   600 Dow Jones & Company, Inc...........       32,838
   670 E.W. Scripps Co., Class - A........       44,220
 5,900 Gannett Co., Inc...................      396,657
   800 Harte-Hanks, Inc...................       22,536
 1,100 Hollinger International, Inc.......       12,870
 1,060 Knight-Ridder, Inc.................       68,826
   500 McClatchy Co., Class - A...........       23,500
 2,800 McGraw-Hill Companies, Inc.........      170,744
 3,350 New York Times Co., Class - A......      144,888
 2,400 R.R. Donnelley & Sons Co...........       71,256
 2,200 Readers Digest Association, Inc....       50,776
 4,200 Tribune Co.........................      157,206
   100 Washington Post Co.................       53,000
                                           ------------
                                              1,342,322
                                           ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                    Security                   Value
Shares             Description                (Note 2)
------             -----------                --------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Railroads -- 0.30%
8,700  Burlington Northern Santa Fe Corp... $    248,211
4,854  CSX Corp............................      170,133
8,500  Norfolk Southern Corp...............      155,805
5,600  Union Pacific Corp..................      319,200
                                            ------------
                                                 893,349
                                            ------------
       Real Estate -- 0.09%
1,577  AMB Property Corp...................       41,002
2,200  Catellus Development Corp. (b)......       40,480
1,950  Kimco Realty Corp...................       63,746
2,370  Plum Creek Timber Co., Inc..........       67,189
1,700  Security Capital Group, Inc.,
        Class - B (b)......................       43,129
                                            ------------
                                                 255,546
                                            ------------
       Real Estate Investment Trusts -- 0.53%
1,504  Apartment Investment & Management
        Co.................................       68,778
2,700  Archstone-Smith Trust...............       71,010
1,400  Arden Realty, Inc...................       37,100
1,400  AvalonBay Communities, Inc..........       66,234
1,700  Boston Properties, Inc..............       64,600
1,300  CarrAmerica Realty Corp.............       39,130
1,900  Crescent Real Estate Equities Co....       34,409
3,000  Duke Realty Corp....................       72,990
9,220  Equity Office Properties Trust......      277,338
6,200  Equity Residential Properties Trust.      178,002
1,100  General Growth Properties, Inc......       42,680
1,200  Health Care Property Investors, Inc.       43,452
1,300  Hospitality Properties Trust........       38,350
5,341  Host Marriott Corp..................       48,069
1,820  iStar Financial, Inc................       45,409
1,600  Liberty Property Trust..............       47,760
  900  Mack-Cali Realty Corp...............       27,918
2,100  New Plan Excel Realty Trust.........       40,005
2,700  ProLogis Trust......................       58,077
2,000  Public Storage, Inc.................       66,800
1,400  Rouse Co............................       41,006
2,800  Simon Property Group, Inc...........       82,124
1,700  Vornado Realty Trust................       70,720
                                            ------------
                                               1,561,961
                                            ------------
       Recreation -- 0.12%
  500  Blockbuster, Inc....................       12,600
2,100  Brunswick Corp......................       45,696
1,200  Callaway Golf Co....................       22,980
3,100  Hasbro, Inc.........................       50,313
  430  International Speedway Corp.........       16,813
9,550  Mattel, Inc.........................      164,260
2,050  Six Flags, Inc. (b).................       31,529
                                            ------------
                                                 344,191
                                            ------------

                      Security                    Value
Shares               Description                 (Note 2)
------               -----------                 --------
       Rental & Leasing -- 0.01%
   700 United Rentals, Inc. (b)............... $     15,890
                                               ------------
       Restaurants -- 0.39%
 1,875 Brinker International, Inc. (b)........       55,800
 2,400 Darden Restaurants, Inc................       84,960
28,740 McDonald's Corp........................      760,748
 1,360 Outback Steakhouse, Inc. (b)...........       46,580
 3,300 TRICON Global Restaurants, Inc. (b)....      162,360
 2,000 Wendy's International, Inc.............       58,340
                                               ------------
                                                  1,168,788
                                               ------------
       Retail -- 0.87%
 5,710 AutoNation, Inc. (b)...................       70,404
 1,070 AutoZone, Inc. (b).....................       76,826
 1,000 Barnes & Noble, Inc. (b)...............       29,600
 2,600 Big Lots, Inc..........................       27,040
 1,900 Borders Group, Inc. (b)................       37,696
 4,300 Circuit City Stores, Inc...............      111,585
 9,000 Costco Companies, Inc. (b).............      399,420
 1,100 CVS Corp...............................       32,560
 4,100 Federated Department Stores, Inc. (b)..      167,690
 3,100 Foot Locker, Inc.......................       48,515
 5,900 J.C. Penney Co.........................      158,710
10,480 Kmart Corp. (b)........................       57,221
 6,710 May Department Stores, Inc.............      248,136
   900 Nieman Marcus Group, Inc., Class - A...       27,963
   500 Payless ShoeSource, Inc. (b)...........       28,075
 1,200 Reebok International Ltd. (b)..........       31,800
 3,300 Rite Aid Corp. (b).....................       16,698
 1,710 Ross Stores, Inc.......................       54,857
 2,900 Saks, Inc. (b).........................       27,086
 6,550 Sears, Roebuck & Co....................      312,042
 2,200 Staples, Inc. (b)......................       41,140
 9,100 Target Corp............................      373,555
 7,500 The Limited, Inc.......................      110,400
 4,600 Toys "R" Us, Inc. (b)..................       95,404
                                               ------------
                                                  2,584,423
                                               ------------
       Semiconductors -- 0.10%
 2,200 Advanced Micro Devices, Inc. (b).......       34,892
   700 Amkor Technology, Inc. (b).............       11,221
   500 Cirrus Logic, Inc. (b).................        6,610
 3,400 Conexant Systems, Inc. (b).............       48,824
 1,000 Cypress Semiconductor Corp. (b)........       19,930
 5,100 LSI Logic Corp. (b)....................       80,478
 2,700 National Semiconductor Corp. (b).......       83,133
                                               ------------
                                                    285,088
                                               ------------
       Telecommunications -- 4.08%
 1,600 Acterna Corp. (b)......................        6,320
12,700 ADC Telecommunications, Inc. (b).......       58,420
 1,000 Advanced Fibre Communications, Inc. (b)       17,670
   717 Allegiance Telecom, Inc. (b)...........        5,944
 6,966 Alltel Corp............................      430,011

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                     Security                    Value
Shares              Description                 (Note 2)
------              -----------                 --------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Telecommunications (continued)
 2,200 American Tower Corp. (b)..............  $     20,834
79,100 AT&T Corp.............................     1,434,874
42,000 BellSouth Corp........................     1,602,300
 5,300 Broadwing, Inc. (b)...................        50,350
 3,100 CenturyTel, Inc.......................       101,680
 3,530 Citizens Communications Co. (b).......        37,630
11,800 Corning, Inc. (b).....................       105,256
 2,200 Crown Castle International Corp. (b)..        23,496
 3,060 Enterasys Networks, Inc. (b)..........        27,081
 1,200 Harris Corp...........................        36,612
 2,000 Infonet Services Corp. (b)............         4,900
14,800 JDS Uniphase Corp. (b)................       128,464
76,471 Lucent Technologies, Inc. (b).........       481,003
12,900 McLeodUSA, Inc. (b)...................         4,773
10,300 Metromedia Fiber Network, Inc. (b)....         4,532
46,490 Motorola, Inc.........................       698,280
   800 Nextel Partners, Inc., Class - A (b)..         9,600
   900 ONI Systems Corp. (b).................         5,643
   400 PanAmSat Corp. (b)....................         8,752
   230 Quanta Services, Inc. (b).............         3,549
16,600 Qwest Communications
        International, Inc...................       234,558
58,500 SBC Communications, Inc...............     2,291,445
17,390 Sprint Corp...........................       349,191
 1,800 Sycamore Networks, Inc. (b)...........         9,648
   400 TeleCorp PCS, Inc. (b)................         4,988
   500 Telephone & Data Systems, Inc.........        44,875
   200 U.S. Cellular Corp. (b)...............         9,050
   900 UTStarcom, Inc. (b)...................        25,650
60,717 Verizon Communications, Inc...........     2,881,628
11,100 Williams Communications
        Group, Inc. (b)......................        26,085
66,100 WorldCom, Inc. (b)....................       930,688
 1,300 WorldCom, Inc. - MCI Group............        16,510
                                              -------------
                                                 12,132,290
                                              -------------
       Tobacco -- 0.50%
28,075 Philip Morris Companies, Inc..........     1,287,239
 2,200 R.J. Reynolds Tobacco Holdings, Inc...       123,860
 1,990 UST, Inc..............................        69,650
                                              -------------
                                                  1,480,749
                                              -------------
       Transportation -- 0.17%
 1,200 CNF, Inc..............................        40,260
 6,700 FedEx Corp. (b).......................       347,596
 1,000 GATX Corp.............................        32,520
   300 Iron Mountain, Inc. (b)...............        13,140
   700 Tidewater, Inc........................        23,730
 1,100 United Parcel Service, Inc., Class - B        59,950
                                              -------------
                                                    517,196
                                              -------------

                     Security                   Value
Shares              Description                (Note 2)
------              -----------                --------
       Utilities -- 2.48%
 2,760 Allegheny Energy, Inc................ $     99,967
 1,700 Alliant Energy Corp..................       51,612
 3,120 Ameren Corp..........................      131,976
 7,210 American Electric Power, Inc.........      313,851
 1,680 American Water Works Co..............       70,140
   600 Arch Coal, Inc.......................       13,620
   600 Black Hills Corp.....................       20,304
 3,500 Cinergy Corp.........................      117,005
 3,070 CMS Energy Corp......................       73,772
 2,100 Conectiv, Inc........................       51,429
 4,700 Consolidated Edison, Inc.............      189,692
 3,600 Constellation Energy Group, Inc......       95,580
 3,600 Detroit Edison Co....................      150,984
 5,936 Dominion Resources, Inc..............      356,754
 2,730 DPL, Inc.............................       65,738
17,280 Duke Power Co., Inc..................      678,414
 7,300 Edison International (b).............      110,230
 8,840 El Paso Energy Corp..................      394,352
 2,700 Energy East Corp.....................       51,273
 4,380 Entergy Corp.........................      171,302
 7,178 Exelon Corp..........................      343,683
 6,674 FirstEnergy Corp.....................      233,452
 4,000 Florida Power & Light, Inc...........      225,600
 1,500 Great Plains Energy, Inc.............       37,800
   900 Idacorp, Inc.........................       36,540
 3,090 KeySpan Corp.........................      107,069
 1,300 Kinder Morgan, Inc...................       72,397
 1,728 Massey Energy Co.....................       35,821
 2,900 Mirant Corp. (b).....................       46,458
 1,600 National Fuel Gas Co.................       39,520
 3,500 Niagara Mohawk Holdings, Inc. (b)....       62,055
   910 NICOR, Inc...........................       37,892
 4,770 NiSource, Inc........................      109,996
 3,300 Northeast Utilities..................       58,179
   200 NRG Energy, Inc......................        3,100
 1,200 NSTAR................................       53,820
 1,800 OGE Energy Corp......................       41,544
 8,700 PG&E Corp............................      167,388
 1,820 Pinnacle West Capital Corp...........       76,167
 2,300 Potomac Electric Power Co............       51,911
 3,200 PPL Corp.............................      111,520
 4,943 Progress Energy, Inc.................      222,583
 4,700 Public Service Enterprise Group, Inc.      198,293
 2,000 Puget Energy, Inc....................       43,780
 1,700 Questar Corp.........................       42,585
 5,900 Reliant Energy, Inc..................      156,468
 1,300 Reliant Resources, Inc. (b)..........       21,463
 2,300 SCANA Corp...........................       64,009
 4,650 Sempra Energy........................      114,158
15,300 Southern Co..........................      387,855
 3,100 Teco Energy, Inc.....................       81,344
 5,980 TXU Corp.............................      281,957

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

 Shares
   or
Principal                                                      Value
 Amount                  SecurityDescription                  (Note 2)
 ------                  -------------------                  --------
          Common Stocks (continued)
          SSgA Funds Management, Inc. (continued)
          Utilities (continued)
   2,460  Utilicorp United, Inc............................ $     61,918
   1,700  Western Resources, Inc...........................       29,240
   9,470  Williams Companies, Inc..........................      241,674
   2,420  Wisconsin Energy Corp............................       54,595
   7,770  Xcel Energy, Inc.................................      215,540
                                                            ------------
                                                               7,377,369
                                                            ------------
          Waste Disposal -- 0.18%
   1,540  Allied Waste Industries, Inc. (b)................       21,652
   3,730  Republic Services, Inc. (b)......................       74,488
  14,060  Waste Management, Inc............................      448,655
                                                            ------------
                                                                 544,795
                                                            ------------
          Total -- SSgA Funds Management, Inc. (cost
           $117,650,662)...................................  118,707,002
                                                            ------------
          Total Common Stocks (cost $266,921,230)..........  289,567,921
                                                            ------------
          Short-Term Investments -- 2.27%
          Institutional Capital Corp. -- 2.20%
          Cash & Equivalents -- 0.18%
$542,285  Deutsche Bank Cash Sweep.........................      542,285
                                                            ------------

Shares or
Principal                                                       Value
 Amount                   SecurityDescription                  (Note 2)
 ------                   -------------------                  --------
           U.S. Government Agency Mortgages -- 2.02%
$6,000,000 Federal Home Loan Bank, DN, 1/2/02............... $  5,999,760
                                                             ------------
                                                                6,542,045
                                                             ------------
           SSgA Funds Management, Inc. -- 0.07%
           Cash & Equivalents -- 0.01%
    26,006 Deutsche Bank Cash Sweep.........................       26,006
                                                             ------------
           Money Market Mutual Fund -- 0.04%
   136,838 AIM STIC Prime Fund..............................      136,838
                                                             ------------
           U.S. Treasury Bill -- 0.02%......................
    50,000 U.S. Treasury Bill, DN, 3/14/02 (c)..............       49,833
                                                             ------------
                                                                  212,677
                                                             ------------
           Total Short-Term Investments (cost $6,754,724)       6,754,722
                                                             ------------
           Total Investments (cost $273,675,954) (a) --
             99.68%.........................................  296,322,643
           Other assets in excess of liabilities -- 0.32%         960,489
                                                             ------------
           Total Net Assets -- 100.00%                       $297,283,132
                                                             ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

Unrealized appreciation.................................... $ 34,261,521
Unrealized depreciation....................................  (11,614,832)
                                                            ------------
Net unrealized appreciation................................ $ 22,646,689
                                                            ============

(b) Represents non-income producing securities.

(c) Principal amount of securities pledged as collateral for open future contracts.

   ADR -- American Depository Receipt
   DN -- Discount Note
   PLC -- Public Limited Company

Futures

 Number
   of                                        Notional Expiration Unrealized
Contracts       Future Contracts Long         Value      Date       Gain
---------       ---------------------        -------- ---------- ----------
SSgA Funds Management, Inc.
   4      S&P 500 Future.................... $556,000 March 2002   $2,356
   10     S&P 500 Future....................  579,650 March 2002    4,024
                                                                   ------
          Total Unrealized Gain.............                       $6,380
                                                                   ======

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments -- December 31, 2001 (Unaudited)

                      Security                   Value
Shares               Description                (Note 2)
------               -----------                --------
        Common Stocks -- 98.51%
        Jennison Associates LLC -- 60.51%
        Aerospace/Defense -- 0.61%
 22,100 Northrop Grumman Corp................ $  2,227,901
                                              ------------
        Automobiles -- 0.76%
 50,800 Harley-Davidson, Inc.................    2,758,948
                                              ------------
        Banking -- 1.13%
105,600 Bank One Corp........................    4,123,680
                                              ------------
        Beverages -- 1.50%
112,300 PepsiCo, Inc.........................    5,467,887
                                              ------------
        Biotechnology -- 1.99%
 57,400 Amgen, Inc. (b)......................    3,239,656
 74,000 Genentech, Inc. (b)..................    4,014,500
                                              ------------
                                                 7,254,156
                                              ------------
        Cellular/Wireless Telecommunications -- 1.58%
100,600 Sprint Corp. - PCS Group (b).........    2,455,646
128,859 Vodafone Group PLC - ADR.............    3,309,099
                                              ------------
                                                 5,764,745
                                              ------------
        Communications Equipment -- 1.94%
185,500 Cisco Systems, Inc. (b)..............    3,359,405
150,400 Nokia Corp. - ADR....................    3,689,312
                                              ------------
                                                 7,048,717
                                              ------------
        Computer Software -- 3.16%
124,100 Microsoft Corp. (b)..................    8,221,625
185,400 Oracle Corp. (b).....................    2,560,374
 22,300 SAP AG - ADR.........................      712,039
                                              ------------
                                                11,494,038
                                              ------------
        Computers & Peripherals -- 3.80%
129,000 Dell Computer Corp. (b)..............    3,506,220
 57,000 Hewlett Packard Co...................    1,170,780
 56,100 International Business Machines Corp.    6,785,856
194,300 Sun Microsystems, Inc. (b)...........    2,389,890
                                              ------------
                                                13,852,746
                                              ------------
        Diversified Financial Services -- 7.02%
157,666 Citigroup, Inc.......................    7,958,980
 59,100 Concord EFS, Inc. (b)................    1,937,298
 38,900 Goldman Sachs Group, Inc.............    3,607,975
 54,400 Household International, Inc.........    3,151,936
 91,600 MBNA Corp............................    3,224,320
 55,000 Merrill Lynch & Co...................    2,866,600
 50,700 Morgan Stanley Dean Witter & Co......    2,836,158
                                              ------------
                                                25,583,267
                                              ------------
        Energy Equipment & Services -- 2.08%
 80,200 Halliburton Co.......................    1,050,620
 92,500 Schlumberger Ltd.....................    5,082,875
 42,100 Transocean Sedco Forex, Inc..........    1,423,822
                                              ------------
                                                 7,557,317
                                              ------------

                       Security                    Value
Shares                Description                 (Note 2)
------                -----------                 --------
        Health Care - Drugs/Pharmaceuticals -- 5.93%
 87,100 American Home Products Corp............ $  5,344,456
 39,500 Aventis - ADR..........................    2,804,500
 38,000 MedImmune, Inc. (b)....................    1,761,300
136,650 Pfizer, Inc............................    5,445,503
 78,676 Pharmacia Corp.........................    3,355,531
 50,300 Sepracor, Inc. (b).....................    2,870,118
                                                ------------
                                                  21,581,408
                                                ------------
        Health Care Equipment & Supplies -- 1.04%
 70,300 Baxter International, Inc..............    3,770,189
                                                ------------
        Hotels / Motels -- 0.50%
 45,100 Marriott International, Inc., Class - A    1,833,315
                                                ------------
        Industrial Conglomerates -- 2.45%
 21,300 Minnesota Mining & Manufacturing Co....    2,517,873
108,600 Tyco International Ltd.................    6,396,540
                                                ------------
                                                   8,914,413
                                                ------------
        Industrial Equipment -- 1.88%
170,600 General Electric Co....................    6,837,648
                                                ------------
        Insurance -- 3.44%
 95,562 American International Group, Inc......    7,587,623
 34,700 Hartford Financial Services Group, Inc.    2,180,201
 30,100 XL Capital Ltd., Class - A.............    2,749,936
                                                ------------
                                                  12,517,760
                                                ------------
        Media -- 6.00%
 93,950 AOL-Time Warner, Inc. (b)..............    3,015,795
265,600 Liberty Media Corp., Class - A (b).....    3,718,400
 50,500 New York Times Co., Class - A..........    2,184,125
 53,200 Omnicom Group, Inc.....................    4,753,420
 57,300 Univision Communications, Inc.,
         Class - A (b).........................    2,318,358
132,976 Viacom, Inc., Class - B (b)............    5,870,890
                                                ------------
                                                  21,860,988
                                                ------------
        Pharmaceuticals -- 2.81%
 76,500 Abbott Laboratories....................    4,264,875
  9,100 Bristol-Myers Squibb Co................      464,100
 92,800 Johnson & Johnson......................    5,484,480
                                                ------------
                                                  10,213,455
                                                ------------
        Retail - Multi-line -- 2.84%
 36,000 BJ's Wholesale Club, Inc. (b)..........    1,587,600
 79,900 Kohl's Corp. (b).......................    5,628,156
 54,500 Wal-Mart Stores, Inc...................    3,136,475
                                                ------------
                                                  10,352,231
                                                ------------
        Retail - Specialty -- 3.48%
 60,500 Bed Bath & Beyond, Inc. (b)............    2,050,950
124,850 Home Depot, Inc........................    6,368,599
 34,500 Lowe's Cos., Inc.......................    1,601,145
 84,300 Tiffany & Co...........................    2,652,921
                                                ------------
                                                  12,673,615
                                                ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                      Security                   Value
Shares               Description                (Note 2)
------               -----------                --------
        Common Stocks (continued)
        Jennison Associates LLC (continued)
        Semiconductors -- 4.57%
 36,300 Applied Materials, Inc. (b).......... $  1,455,630
  8,100 ARM Holdings PLC (b).................      126,279
192,900 Intel Corp...........................    6,066,705
 28,200 KLA-Tencor Corp. (b).................    1,397,592
  7,500 Maxim Integrated Products, Inc. (b)..      393,825
 41,900 Novellus Systems, Inc. (b)...........    1,652,955
 35,800 STMicroelectronics N.V., New York
         Shares..............................    1,133,786
157,400 Texas Instruments, Inc...............    4,407,200
                                              ------------
                                                16,633,972
                                              ------------
        Total -- Jennison Associates LLC
          (cost $188,817,151)................  220,322,396
                                              ------------
        SSgA Funds Management, Inc. -- 38.00%
        Advertising -- 0.23%
    800 Catalina Marketing Corp. (b).........       27,760
  2,600 DoubleClick, Inc. (b)................       29,484
  8,900 Interpublic Group of Companies., Inc.      262,906
  4,840 Omnicom Group, Inc...................      432,454
  2,300 TMP Worldwide, Inc. (b)..............       98,670
                                              ------------
                                                   851,274
                                              ------------
        Aerospace/Defense -- 0.11%
 10,300 Boeing Co............................      399,434
    600 Rockwell Collins, Inc................       11,700
                                              ------------
                                                   411,134
                                              ------------
        Apparel -- 0.22%
  2,300 Abercrombie & Fitch Co. (b)..........       61,019
  1,100 American Eagle Outfitters, Inc.......       28,787
  1,030 Coach, Inc...........................       40,149
    200 Columbia Sportswear, Inc. (b)........        6,660
 16,100 Gap, Inc.............................      224,434
  1,900 Intimate Brands, Inc.................       28,234
  2,300 Jones Apparel Group, Inc. (b)........       76,291
    100 Nike, Inc., Class - B................        5,624
    500 Talbots, Inc.........................       18,125
    400 Timberland Co., Class - A (b)........       14,832
  7,200 TJX Companies, Inc...................      286,992
                                              ------------
                                                   791,147
                                              ------------
        Banking -- 0.48%
    700 BB&T Corp............................       25,277
  5,700 Capital One Financial Corp...........      307,515
    200 Commerce Bancorp, Inc................        7,868
  9,950 Fifth Third Bancorp..................      610,234
 18,580 MBNA Corp............................      654,016
  7,600 Providian Financial Corp.............       26,980
  5,100 Synovus Financial Corp...............      127,755
                                              ------------
                                                 1,759,645
                                              ------------

                      Security                    Value
Shares               Description                 (Note 2)
------               -----------                 --------
       Biotechnology -- 1.00%
   900 Affymetrix, Inc. (b)................... $     33,975
 1,500 Alkermes, Inc. (b).....................       39,540
27,180 Amgen, Inc. (b)........................    1,534,039
 5,400 Applera Corp. - Applied Biosystems
        Group.................................      212,058
   500 Aviron.................................       24,865
 2,190 Celgene Corp. (b)......................       69,905
 1,000 Cephalon, Inc. (b).....................       75,585
 2,400 Chiron Corp. (b).......................      105,216
 1,200 COR Therapeutics, Inc. (b).............       28,716
   800 CuraGen Corp...........................       17,896
 1,200 Enzon, Inc. (b)........................       67,536
 5,280 Genzyme Corp. (b)......................      316,061
 2,500 Gilead Sciences, Inc. (b)..............      164,300
 3,500 Human Genome Sciences, Inc. (b)........      118,020
 1,300 ICOS Corp. (b).........................       74,672
 3,000 IDEC Pharmaceuticals Corp. (b).........      206,790
 1,657 ImClone Systems, Inc. (b)..............       76,984
 8,300 Immunex Corp. (b)......................      229,993
   900 Inhale Therapeutic Systems, Inc........       16,695
 1,400 Invitrogen Corp........................       86,702
 1,700 Medarex, Inc. (b)......................       30,532
   600 Myriad Genetics, Inc...................       31,584
 1,000 Pharmaceutical Product Development,
        Inc...................................       32,310
 1,700 Vertex Pharmaceuticals, Inc. (b).......       41,803
                                               ------------
                                                  3,635,777
                                               ------------
       Business Services -- 0.31%
 1,492 Certegy, Inc...........................       51,056
 1,600 ChoicePoint, Inc. (b)..................       81,104
 3,100 Cintas Corp............................      148,800
 1,200 CSG Systems International, Inc. (b)....       48,540
 3,985 Equifax, Inc...........................       96,238
 1,700 Exult, Inc.............................       27,285
   300 Hotel Reservations Network, Inc.,
        Class - A.............................       13,800
    48 Imagistics International, Inc..........          593
 1,700 KPMG Consulting, Inc...................       28,169
   900 Metris Cos., Inc.......................       23,139
 8,320 Paychex, Inc...........................      289,952
   600 Pitney Bowes, Inc......................       22,566
 4,300 Robert Half International, Inc. (b)....      114,810
 3,400 Sabre Holdings Corp. (b)...............      143,990
   400 Viad Corp..............................        9,472
   600 West Corp. (b).........................       14,964
                                               ------------
                                                  1,114,478
                                               ------------
       Casinos/Gaming -- 0.04%
   300 Harrah's Entertainment, Inc............       11,103
 1,890 International Game Technology, Inc. (b)      129,087
   240 MGM Mirage, Inc. (b)...................        6,929
                                               ------------
                                                    147,119
                                               ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                      Security                   Value
Shares               Description                (Note 2)
------               -----------                --------
        Common Stocks (continued)
        SSgA Funds Management, Inc. (continued)
        Chemicals -- 0.05%
    600 Cabot Microelectronics Corp.......... $     47,550
  3,200 Ecolab, Inc..........................      128,800
  1,000 Solutia, Inc.........................       14,020
                                              ------------
                                                   190,370
                                              ------------
        Communications Equipment -- 0.28%
  2,900 Acterna Corp.........................       11,455
  6,500 ADC Telecommunications, Inc. (b).....       29,900
    900 Advanced Fibre Communications,
         Inc. (b)............................       15,903
  1,800 American Tower Corp. (b).............       17,046
  7,300 Avaya, Inc. (b)......................       88,695
  8,600 CIENA Corp. (b)......................      123,066
  4,700 Comverse Technology, Inc. (b)........      105,139
 10,260 Corning, Inc. (b)....................       91,519
  5,300 Corvis Corp..........................       17,119
  2,000 Crown Castle International Corp......       21,360
  2,700 Finisar Corp. (b)....................       27,459
  2,000 Foundry Networks, Inc. (b)...........       16,300
    200 Harris Corp..........................        6,102
  6,730 Juniper Networks, Inc. (b)...........      127,534
    600 L-3 Communications Holdings, Inc. (b)       54,000
    400 McData Corp. - Class A (b)...........        9,800
  1,500 ONI Systems Corp.....................        9,405
    300 PanAmSat Corp. (b)...................        6,564
  3,630 Sonus Networks, Inc. (b).............       16,771
  2,300 Sycamore Networks, Inc. (b)..........       12,328
  1,160 TEKELEC (b)..........................       21,008
 10,800 Tellabs, Inc. (b)....................      161,567
  1,400 Time Warner Telecom, Inc. (b)........       24,766
                                              ------------
                                                 1,014,806
                                              ------------
        Computer Hardware -- 3.23%
  2,900 3Com Corp. (b).......................       18,502
  5,700 Brocade Communications
         Systems, Inc. (b)...................      188,784
190,900 Cisco Systems, Inc. (b)..............    3,457,199
 58,750 Dell Computer Corp. (b)..............    1,596,825
 58,200 EMC Corp. (b)........................      782,208
  2,200 Emulex Corp. (b).....................       86,922
  1,600 Enterasys Networks, Inc..............       14,160
  2,340 Extreme Networks, Inc. (b)...........       30,186
    200 Gateway, Inc. (b)....................        1,608
    200 Ingram Micro, Inc. (b)...............        3,464
 30,860 International Business Machines Corp.    3,732,826
  1,500 Jack Henry & Associates, Inc.........       32,760
  3,400 Lexmark International, Inc. (b)......      200,600
  1,000 Maxtor Corp..........................        6,340
    600 National Instruments Corp. (b).......       22,476
  7,600 Network Appliance, Inc. (b)..........      166,212

                     Security                  Value
Shares              Description               (Note 2)
------              -----------               --------
        Computer Hardware (continued)
  9,205 Palm, Inc. (b)..................... $     35,715
  2,500 Redback Networks, Inc. (b).........        9,875
  1,521 Riverstone Networks, Inc...........       25,248
  1,100 SanDisk Corp. (b)..................       15,840
 13,400 Solectron Corp. (b)................      151,152
    900 Storage Technology Corp............       18,603
 84,258 Sun Microsystems, Inc. (b).........    1,036,373
  6,400 Symbol Technologies, Inc...........      101,632
    300 Tech Data Corp. (b)................       12,984
                                            ------------
                                              11,748,494
                                            ------------
        Computer Services -- 2.14%
    400 Acxiom Corp. (b)...................        6,988
  1,200 Affiliated Computer Services, Inc.,
         Class - A (b).....................      127,356
  4,300 Amazon.Com, Inc. (b)...............       46,526
110,720 AOL-Time Warner, Inc. (b)..........    3,554,112
 16,000 Automatic Data Processing, Inc.....      942,400
    500 Cerner Corp........................       24,965
  1,100 CNET, Inc. (b).....................        9,867
  1,600 DST Systems, Inc. (b)..............       79,760
    900 EarthLink Networks, Inc. (b).......       10,953
  3,780 eBay, Inc. (b).....................      252,882
 11,230 Electronic Data Systems Corp.......      769,817
    300 Expedia, Inc., Class - A...........       12,183
 10,000 First Data Corp....................      784,500
  4,960 Fiserv, Inc. (b)...................      209,907
  1,800 Homestore.com, Inc. (b)............        6,480
  7,810 IMS Health, Inc....................      152,373
    300 NCR Corp. (b)......................       11,058
  5,170 Rational Software Corp. (b)........      100,815
  2,000 RealNetworks, Inc. (b).............       11,880
  1,200 StorageNetworks, Inc...............        7,416
  7,500 SunGard Data Systems, Inc. (b).....      216,975
    200 Ticketmaster (b)...................        3,278
    950 Total System Services, Inc.........       20,121
    400 Travelocity.com, Inc...............       11,484
    300 Unisys Corp. (b)...................        3,762
  6,145 Verisign, Inc. (b).................      233,756
  3,300 WebMD Corp. (b)....................       23,298
  8,800 Yahoo!, Inc. (b)...................      156,112
                                            ------------
                                               7,791,024
                                            ------------
        Computer Software--3.36%
  6,300 Adobe Systems, Inc.................      195,615
    700 Advent Software, Inc...............       34,965
  3,900 Ariba, Inc. (b)....................       24,024
    300 Autodesk, Inc......................       11,181
  8,400 BEA Systems, Inc. (b)..............      129,360
  3,730 BMC Software, Inc. (b).............       61,060
  4,500 BroadVision, Inc. (b)..............       12,330
  6,700 Cadence Design Systems, Inc. (b)...      146,864

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                                                             Value
Shares                 SecurityDescription                  (Note 2)
------                 -------------------                  --------
        Common Stocks (continued)
        SSgA Funds Management, Inc. (continued)
        Computer Software (continued)
  1,130 CDW Computer Centers, Inc. (b)................... $     60,692
  5,170 Citrix Systems, Inc. (b).........................      117,152
  4,260 Compuware Corp. (b)..............................       50,225
  4,600 Convergys Corp. (b)..............................      172,454
  3,300 Electronic Arts, Inc. (b)........................      197,835
  6,170 i2 Technologies, Inc. (b)........................       48,743
  1,300 Informatica Corp.................................       18,863
  1,700 Interwoven, Inc..................................       16,558
  3,200 Intuit, Inc. (b).................................      136,896
  1,150 ISS Group, Inc. (b)..............................       36,869
  1,000 Manugistics Group, Inc...........................       21,080
  1,500 Mentor Graphics Corp. (b)........................       35,355
  1,700 Mercury Interactive Corp. (b)....................       57,766
  1,870 Micromuse, Inc. (b)..............................       28,050
113,880 Microsoft Corp. (b)..............................    7,544,551
  1,900 Network Associates, Inc. (b).....................       49,115
  1,770 Openwave Systems, Inc. (b).......................       17,328
108,200 Oracle Corp. (b).................................    1,494,242
  6,100 Parametric Technology Corp. (b)..................       47,641
  7,000 PeopleSoft, Inc. (b).............................      281,400
  4,800 Peregrine Systems, Inc. (b)......................       71,184
    810 Quest Software, Inc. (b).........................       17,909
  1,100 Retek, Inc.......................................       32,857
    800 RSA Security, Inc. (b)...........................       13,968
 10,020 Siebel Systems, Inc. (b).........................      280,360
  2,400 Sybase, Inc. (b).................................       37,824
  1,900 Symantec Corp. (b)...............................      126,027
  1,460 Synopsys, Inc. (b)...............................       86,242
  1,100 Tibco Software, Inc. (b).........................       16,423
 10,500 Veritas Software Corp. (b).......................      470,715
  2,300 Vignette Corp. (b)...............................       12,351
  1,500 Wind River Systems, Inc. (b).....................       26,865
                                                          ------------
                                                            12,240,939
                                                          ------------
        Conglomerates -- 3.06%
    300 Dover Corp.......................................       11,121
258,620 General Electric Co..............................   10,365,489
  2,200 Honeywell International, Inc.....................       74,404
  3,400 Minnesota Mining & Manufacturing Co..............      401,914
  4,360 United Technologies Corp.........................      281,787
                                                          ------------
                                                            11,134,715
                                                          ------------
        Construction Services -- 0.01%
    100 Jacobs Engineering Group, Inc. (b)...............        6,600
    400 Quanta Services, Inc. (b)........................        6,172
    200 Vulcan Materials Co..............................        9,588
                                                          ------------
                                                                22,360
                                                          ------------
        Consumer Products -- 0.52%
    400 Black & Decker Corp..............................       15,092

                                                             Value
Shares                 SecurityDescription                  (Note 2)
------                 -------------------                  --------
        Consumer Products (continued)
 10,800 Colgate-Palmolive Co............................. $    623,700
  2,300 Kimberly-Clark Corp..............................      137,540
  1,200 Maytag Corp......................................       37,236
    500 Oakley, Inc......................................        8,130
  6,500 Procter & Gamble Co..............................      514,345
  2,490 The Estee Lauder Cos., Inc., Class - A...........       79,829
 14,100 The Gillette Co..................................      470,940
                                                          ------------
                                                             1,886,812
                                                          ------------
        Department Stores -- 1.43%
    100 Big Lots, Inc. (b)...............................        1,040
  7,380 Kohl's Corp. (b).................................      519,847
 13,100 Target Corp......................................      537,755
 72,020 Wal-Mart Stores, Inc.............................    4,144,751
                                                          ------------
                                                             5,203,393
                                                          ------------
        Drugs -- 6.67%
 24,220 Abbott Laboratories..............................    1,350,265
  2,200 Abgenix, Inc. (b)................................       74,008
 34,360 American Home Products Corp......................    2,108,330
  1,600 Andrx Corp. (b)..................................      112,656
    600 Barr Laboratories, Inc...........................       47,616
  3,920 Biogen, Inc. (b).................................      224,812
 35,600 Bristol-Myers Squibb Co..........................    1,815,600
 20,612 Eli Lilly & Co...................................    1,618,866
  4,570 Forest Laboratories, Inc., Class - A (b).........      374,512
  5,800 Genentech, Inc. (b)..............................      314,650
  1,000 ICN Pharmaceuticals, Inc. (b)....................       33,500
  4,000 IVAX Corp. (b)...................................       80,560
 61,757 Johnson & Johnson................................    3,649,838
  4,999 King Pharmaceuticals, Inc. (b)...................      210,608
    500 Medicis Pharmaceutical Corp., Class - A (b)......       32,295
  5,600 MedImmune, Inc. (b)..............................      259,560
 36,600 Merck & Co., Inc.................................    2,152,080
  5,800 Millennium Pharmaceuticals, Inc. (b).............      142,158
  1,350 Mylan Laboratories, Inc..........................       50,625
    800 OSI Pharmaceuticals, Inc.........................       36,592
163,645 Pfizer, Inc......................................    6,521,252
 33,480 Pharmacia Corp...................................    1,427,922
    500 Priority Healthcare Corp.........................       17,595
  2,300 Protein Design Labs, Inc. (b)....................       75,440
 38,100 Schering-Plough Corp.............................    1,364,361
  1,800 Sepracor, Inc. (b)...............................      102,708
  1,300 SICOR, Inc.......................................       20,384
  2,850 Watson Pharmaceuticals, Inc. (b).................       89,462
                                                          ------------
                                                            24,308,255
                                                          ------------
        Electric Utilities -- 0.12%
 11,425 AES Corp. (b)....................................      186,798
     20 Black Hills Corp.................................          677

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                      Security                    Value
Shares               Description                 (Note 2)
------               -----------                 --------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Electric Utilities (continued)
 8,070 Calpine Corp. (b)...................... $    135,495
 5,880 Mirant Corp............................       94,198
   900 NRG Energy, Inc........................       13,950
   700 Orion Power Holdings, Inc..............       18,270
                                               ------------
                                                    449,388
                                               ------------
       Electronic Components & Instruments -- 0.16%
 1,000 Beckman Coulter, Inc...................       44,300
 2,200 Danaher Corp...........................      132,682
   700 Eaton Corp.............................       52,087
   700 Mettler-Toledo International, Inc. (b).       36,295
 1,300 Millipore Corp.........................       78,910
   100 Pall Corp..............................        2,406
 3,100 PerkinElmer, Inc.......................      108,562
   200 Plug Power, Inc. (b)...................        1,748
 3,310 Waters Corp. (b).......................      128,263
                                               ------------
                                                    585,253
                                               ------------
       Electronic Equipment -- 0.32%
 4,300 Agilent Technologies, Inc. (b).........      122,593
 1,200 Amphenol Corp., Class - A (b)..........       57,660
   100 AVX Corp...............................        2,359
13,600 General Motors Corp., Class - H (b)....      210,120
 2,500 Integrated Device Technology, Inc. (b).       66,475
 4,200 Jabil Circuit, Inc. (b)................       95,424
14,500 JDS Uniphase Corp. (b).................      125,860
   935 Molex, Inc.............................       28,938
 2,000 Polycom, Inc. (b)......................       68,140
 1,200 Power-One, Inc. (b)....................       12,492
10,920 Sanmina Corp. (b)......................      217,308
 4,700 Teradyne, Inc. (b).....................      141,658
   500 Vishay Intertechnology, Inc. (b).......        9,750
                                               ------------
                                                  1,158,777
                                               ------------
       Energy -- 0.02%
   100 Aquila, Inc............................        1,710
   400 CONSOL Energy, Inc.....................        9,936
   700 Kinder Morgan, Inc.....................       38,983
   300 Peabody Energy Corp....................        8,457
                                               ------------
                                                     59,086
                                               ------------
       Entertainment -- 0.01%
   200 Blockbuster, Inc.......................        5,040
   600 Callaway Golf Co.......................       11,490
   200 International Speedway Corp., Class - A        7,820
                                               ------------
                                                     24,350
                                               ------------
       Financial Services -- 1.34%
 1,000 Allied Capital Corp....................       26,000
 2,800 American Express Co....................       99,932
 2,100 AmeriCredit Corp. (b)..................       66,255
 2,500 Ameritrade Holding Corp. (b)...........       14,800

                   Security                  Value
Shares            Description               (Note 2)
------            -----------               --------
       Financial Services (continued)
 7,570 Bank of New York Co., Inc......... $    308,856
   300 BlackRock, Inc....................       12,510
27,828 Charles Schwab Corp...............      430,499
 1,400 CheckFree Corp. (b)...............       25,200
13,943 Citigroup, Inc....................      703,843
13,198 Concord EFS, Inc. (b).............      432,630
 3,800 E*Trade Group, Inc. (b)...........       38,950
 1,500 Eaton Vance Corp..................       53,325
 3,820 Fannie Mae........................      303,690
 1,900 Federated Investors, Inc..........       60,572
13,720 Freddie Mac.......................      897,288
 2,240 H & R Block, Inc..................      100,128
 3,600 Household International, Inc......      208,584
   300 Instinet Group, Inc...............        3,015
 1,200 Investment Technology Group, Inc..       46,884
   730 Investors Financial Services Corp.       48,333
   150 John Nuveen Co., Class - A........        8,022
 1,900 Knight Trading Group, Inc. (b)....       20,938
 1,000 LaBranche & Co., Inc..............       34,460
 3,700 Moody's Corp......................      147,482
 1,640 Morgan Stanley Dean Witter & Co...       91,742
   900 Neuberger Berman, Inc.............       39,510
 2,700 Northern Trust Corp...............      162,594
 1,700 SEI Investments Co................       76,687
   300 Stilwell Financial, Inc...........        8,166
 4,130 USA Education, Inc................      347,003
 1,800 Waddell & Reed Financial, Inc.....       57,960
                                          ------------
                                             4,875,858
                                          ------------
       Food & Beverages -- 1.46%
 9,920 Anheuser-Busch Cos., Inc..........      448,483
 2,700 Campbell Soup Co..................       80,649
43,800 Coca-Cola Co......................    2,065,171
 1,300 Coca-Cola Enterprises, Inc........       24,622
 3,500 H.J. Heinz Co.....................      143,920
   400 Hershey Foods Corp................       27,080
 2,700 Kellogg Co........................       81,270
   430 McCormick & Co., Inc..............       18,047
 4,400 Pepsi Bottling Group, Inc.........      103,400
30,700 PepsiCo, Inc......................    1,494,783
 8,800 Sara Lee Corp.....................      195,624
10,040 Starbucks Corp. (b)...............      191,262
12,910 Sysco Corp........................      338,500
   300 Tootsie Roll Industries, Inc......       11,724
 1,800 William Wrigley Jr. Co............       92,466
                                          ------------
                                             5,317,001
                                          ------------
       Forest Products & Papers -- 0.03%
 1,200 Avery Dennison Corp...............       67,836
 1,096 Plum Creek Timber Co., Inc........       31,072
   100 Willamette Industries, Inc........        5,212
                                          ------------
                                               104,120
                                          ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                      Security                    Value
Shares               Description                 (Note 2)
------               -----------                 --------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Grocery -- 0.28%
20,760 Kroger Co. (b)......................... $    433,261
12,320 Safeway, Inc. (b)......................      514,360
 1,200 Whole Foods Market, Inc................       52,272
   200 Winn Dixie Stores, Inc.................        2,850
                                               ------------
                                                  1,002,743
                                               ------------
       Health Care -- 0.28%
 2,600 AdvancePCS.............................       76,310
 1,555 AmerisourceBergen Corp.................       98,839
11,675 Cardinal Health, Inc...................      754,905
 6,300 Caremark Rx, Inc.......................      102,753
 1,380 Community Health Systems, Inc..........       35,190
 1,400 DaVita, Inc............................       34,230
 2,180 Express Scripts, Inc. (b)..............      101,937
 1,800 HCA, Inc...............................       69,372
 2,650 Health Management
        Associates, Inc. (b)..................       48,760
 1,300 Laboratory Corporation of America
        Holdings..............................      105,105
 2,700 Lincare Holdings, Inc. (b).............       77,355
   910 McKesson HBOC, Inc.....................       34,034
   260 Omnicare, Inc..........................        6,469
   900 Orthodontic Centers of America, Inc....       27,450
 1,900 Quest Diagnostics, Inc. (b)............      136,249
   600 Tenet Healthcare Corp. (b).............       35,232
   400 Triad Hospitals, Inc...................       11,740
   600 Universal Health Services (b)..........       25,668
                                               ------------
                                                  1,781,598
                                               ------------
       Hotels / Motels -- 0.08%
12,631 Cendant Corp. (b)......................      247,694
   700 Marriott International, Inc., Class - A       28,455
                                               ------------
                                                    276,149
                                               ------------
       Industrial Services -- 0.03%
   700 Fastenal Company.......................       46,501
 2,200 Gentex Corp. (b).......................       58,806
   900 Shaw Group, Inc. (b)...................       21,150
                                               ------------
                                                    126,457
                                               ------------
       Insurance -- 1.25%
 6,700 AFLAC, Inc.............................      164,552
41,400 American International Group, Inc......    3,287,161
 2,300 Arthur J. Gallagher & Co...............       79,327
 2,460 First Health Group Corp. (b)...........       60,860
 3,800 Marsh & McLennan Cos., Inc.............      408,310
 2,460 Oxford Health Plans, Inc. (b)..........       74,144
   100 Trigon Healthcare, Inc. (b)............        6,945
 6,260 UnitedHealth Group, Inc................      443,020
   320 Wellpoint Health Networks, Inc. (b)....       37,392
                                               ------------
                                                  4,561,711
                                               ------------

                     Security                    Value
Shares              Description                 (Note 2)
------              -----------                 --------
       Media -- 0.49%
   200 Cablevision Systems Corp. - Rainbow
        Media Group (b)...................... $      4,940
 5,400 Clear Channel
        Communications, Inc. (b).............      274,914
 6,100 Comcast Corp., Class - A..............      219,600
   900 Cox Radio, Inc. (b)...................       22,932
   500 Dow Jones & Co., Inc..................       27,365
 5,800 EchoStar Communications Corp. (b).....      159,326
   400 Entravision Communications Corp.,
        Class - A............................        4,780
   400 Fox Entertainment Group, Inc. (b).....       10,612
 2,000 Gemstar - TV Guide International, Inc.       55,400
 1,100 Hispanic  Broadcasting Corp.,
        Class - A (b)........................       28,050
 1,000 Macrovision Corp. (b).................       35,220
   600 Metro-Goldwyn-Mayer, Inc. (b).........       13,140
   370 Pixar Animation Studios, Inc. (b).....       13,305
 4,500 Univision Communications, Inc. (b)....      182,070
 1,600 USA Networks, Inc. (b)................       43,696
15,609 Viacom, Inc., Class - B (b)...........      689,138
                                              ------------
                                                 1,784,488
                                              ------------
       Medical Products -- 1.12%
 3,470 Allergan, Inc.........................      260,424
   750 Apogent Technologies, Inc. (b)........       19,350
14,320 Baxter International, Inc.............      767,981
 7,110 Biomet, Inc...........................      219,699
 1,200 Boston Scientific Corp. (b)...........       28,944
 3,200 CYTYC Corp. (b).......................       83,520
   700 DENTSPLY International, Inc...........       35,140
 8,000 Guidant Corp. (b).....................      398,400
   100 Henry Schein, Inc.....................        3,703
31,500 Medtronic, Inc........................    1,613,114
 1,200 Patterson Dental Co. (b)..............       49,116
 1,400 Quintiles Transnational Corp. (b).....       22,470
   800 ResMed, Inc. (b)......................       43,136
 2,090 St. Jude Medical, Inc. (b)............      162,289
 3,500 Stryker Corp..........................      204,295
   800 Varian Medical Systems, Inc...........       57,008
 3,470 Zimmer Holdings, Inc..................      105,974
                                              ------------
                                                 4,074,563
                                              ------------
       Metals -- 0.03%
 2,200 Alcoa, Inc............................       78,210
 1,700 Freeport-McMoRan Copper & Gold, Inc.,
        Class - B............................       22,763
                                              ------------
                                                   100,973
                                              ------------
       Mining -- 0.02%
   600 Arch Coal, Inc........................       13,620
 2,800 Newmont Mining Corp...................       53,508
                                              ------------
                                                    67,128
                                              ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                    Security                   Value
Shares             Description                (Note 2)
------             -----------                --------
       Common Stocks (continued)
       SSgA Funds Management, Inc. (continued)
       Miscellaneous Capital Goods -- 0.04%
 1,500 American Standard Cos., Inc. (b).... $    102,345
   800 Capstone Turbine Corp...............        4,328
   200 SPX Corp............................       27,380
                                            ------------
                                                 134,053
                                            ------------
       Motorcycles -- 0.12%
 7,850 Harley-Davidson, Inc................      426,334
                                            ------------
       Oil & Gas -- 0.67%
 6,420 Anadarko Petroleum Corp.............      364,978
   946 Apache Corp.........................       47,186
 8,800 Baker Hughes, Inc...................      320,936
 4,300 BJ Services Co. (b).................      139,535
 2,110 Burlington Resources, Inc...........       79,209
 1,500 Cooper Cameron Corp. (b)............       60,540
   800 Diamond Offshore Drilling, Inc......       24,320
 5,906 Dynegy, Inc.........................      150,603
 3,200 El Paso Corp........................      142,752
 2,700 Ensco International, Inc............       67,095
 2,130 EOG Resources, Inc..................       83,304
   600 Forest Oil Corp.....................       16,926
   300 Grant Prideco, Inc. (b).............        3,450
11,300 Halliburton Co......................      148,030
   200 Kerr-McGee Corp.....................       10,960
   500 Mitchell Energy & Development Corp.,
        Class - A..........................       26,650
   830 Murphy Oil Corp.....................       69,753
 3,300 Nabors Industries, Inc. (b).........      113,289
 2,000 National-Oilwell, Inc...............       41,220
   800 Newfield Exploration Co. (b)........       28,408
 3,130 Noble Drilling Corp. (b)............      106,545
 2,500 Ocean Energy, Inc. (b)..............       48,000
 1,500 Patterson-UTI Energy, Inc...........       34,965
   400 Pogo Producing Co...................       10,508
 2,000 Pride International, Inc............       30,200
 1,800 Rowan Companies, Inc. (b)...........       34,866
 1,240 Smith International, Inc. (b).......       66,489
 1,100 Varco International, Inc............       16,478
 2,180 Weatherford International, Inc. (b).       81,227
 1,504 Williams Cos., Inc..................       38,392
 2,800 XTO Energy, Inc.....................       49,000
                                            ------------
                                               2,455,814
                                            ------------
       Packaging/Containers -- 0.03%
   200 Packaging Corporation of America....        3,630
 2,200 Sealed Air Corp. (b)................       89,804
                                            ------------
                                                  93,434
                                            ------------
       Publishing & Printing -- 0.05%
   100 Harte-Hanks, Inc....................        2,817
   900 Knight-Ridder, Inc. (b).............       58,437
 1,800 McGraw-Hill Cos., Inc...............      109,764

                   Security                 Value
Shares            Description              (Note 2)
------            -----------              --------
       Publishing & Printing (continued)
 5,000 Primedia, Inc. (b)............... $     21,750
   100 Readers Digest Association, Inc.,
        Class - A.......................        2,308
                                         ------------
                                              195,076
                                         ------------
       Real Estate Investment Trusts -- 0.01%
 1,300 Archstone-Smith Trust............       34,190
                                         ------------
       Rental & Leasing -- 0.02%
 2,100 Hanover Compressor Co. (b).......       53,046
   200 United Rentals, Inc..............        4,540
                                         ------------
                                               57,586
                                         ------------
       Restaurants -- 0.02%
   400 Brinker International, Inc. (b)..       11,904
   500 Darden Restaurants, Inc..........       17,700
 1,000 Krispy Kreme Doughnuts, Inc. (b).       44,200
   300 Outback Steakhouse, Inc. (b).....       10,275
                                         ------------
                                               84,079
                                         ------------
       Retail - Specialty -- 1.89%
   940 AutoZone, Inc....................       67,492
   200 Barnes & Noble, Inc. (b).........        5,920
 7,670 Bed Bath & Beyond, Inc. (b)......      260,013
 4,400 Best Buy Co., Inc. (b)...........      327,712
 2,030 BJ's Wholesale Club, Inc. (b)....       89,523
 1,300 Costco Wholesale Corp. (b).......       57,694
 9,050 CVS Corp.........................      267,880
 7,300 Dollar General Corp..............      108,770
 2,400 Dollar Tree Stores, Inc. (b).....       74,184
 4,000 Family Dollar Stores, Inc........      119,920
 2,200 Herman Miller, Inc...............       52,052
60,950 Home Depot, Inc..................    3,109,060
20,300 Lowe's Cos., Inc.................      942,123
 4,700 RadioShack Corp..................      141,470
 7,000 Rite Aid Corp....................       35,420
 9,400 Staples, Inc. (b)................      175,780
 3,700 Tiffany & Co.....................      116,439
26,540 Walgreen Co......................      893,336
 1,150 Williams-Sonoma, Inc. (b)........       49,335
                                         ------------
                                            6,894,123
                                         ------------
       Schools -- 0.04%
 2,360 Apollo Group, Inc., Class - A (b)      106,224
 1,400 DeVRY, Inc. (b)..................       39,830
   300 University of Phoenix Online.....        9,777
                                         ------------
                                              155,831
                                         ------------
       Semiconductors -- 3.24%
 6,400 Advanced Micro Devices, Inc. (b).      101,504
13,790 Agere Systems Inc., Class - A....       78,465
 9,800 Altera Corp. (b).................      207,956
 2,600 Amkor Technology, Inc. (b).......       41,678
 9,017 Analog Devices, Inc. (b).........      400,265

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                      Security                    Value
Shares               Description                 (Note 2)
------               -----------                 --------
        Common Stocks (continued)
        SSgA Funds Management, Inc. (continued)
        Semiconductors (continued)
 21,400 Applied Materials, Inc. (b)........... $    858,140
  7,400 Applied Micro Circuits Corp. (b)......       83,768
  4,700 Atmel Corp. (b).......................       34,639
  2,200 Axcelis Technologies, Inc. (b)........       28,358
  5,000 Broadcom Corp., Class - A (b).........      204,350
  1,100 Cirrus Logic, Inc. (b)................       14,542
  2,800 Conexant Systems, Inc. (b)............       40,208
  1,700 Cree, Inc. (b)........................       50,082
  1,700 Cypress Semiconductor Corp. (b).......       33,881
  2,500 Fairchild Semiconductor International,
         Inc. (b).............................       70,500
174,760 Intel Corp............................    5,496,201
  1,500 International Rectifier Corp. (b).....       52,320
  2,900 Intersil Corp., Class - A (b).........       93,525
  4,900 KLA-Tencor Corp. (b)..................      242,844
  3,600 Lam Research Corp. (b)................       83,592
  2,100 Lattice Semiconductor Corp. (b).......       43,197
  8,400 Linear Technology Corp................      327,936
  3,600 LSI Logic Corp. (b)...................       56,808
  7,900 Maxim Integrated Products, Inc. (b)...      414,829
  1,900 Micrel, Inc. (b)......................       49,837
  3,375 Microchip Technology, Inc. (b)........      130,748
  6,900 Micron Technology, Inc. (b)...........      213,900
  1,500 National Semiconductor Corp. (b)......       46,185
  3,600 Novellus Systems, Inc. (b)............      142,020
  2,700 NVIDIA Corp. (b)......................      180,630
  4,300 PMC-Sierra, Inc. (b)..................       91,418
  2,400 QLogic Corp. (b)......................      106,824
  3,700 RF Micro Devices, Inc. (b)............       71,151
  1,600 Semtech Corp. (b).....................       57,104
 45,000 Texas Instruments, Inc................    1,260,000
  3,400 Transmeta Corp........................        7,786
  4,200 Vitesse Semiconductor Corp. (b).......       52,206
  8,400 Xilinx, Inc. (b)......................      328,020
                                               ------------
                                                 11,797,417
                                               ------------
        Telecommunications -- 1.03%
  1,500 Allegiance Telecom, Inc. (b)..........       12,435
 55,600 AT&T Wireless Services, Inc...........      798,972
  3,300 Citizens Communications Co............       35,178
  4,400 Level 3 Communications, Inc. (b)......       22,000
  1,602 MCI Group.............................       20,345
  4,100 Motorola, Inc.........................       61,582
 14,600 Nextel Communications, Inc.,
         Class - A (b)........................      160,016
    400 Nextel Partners, Inc..................        4,800
 19,900 QUALCOMM, Inc. (b)....................    1,004,950
 15,820 Qwest Communications International,
         Inc..................................      223,537
 19,400 SBC Communications, Inc...............      759,898

Shares or
Principal                Security                    Value
 Amount                 Description                 (Note 2)
 ------                 -----------                 --------
           Telecommunications (continued)
     4,100 Scientific-Atlanta, Inc............... $     98,154
    17,200 Sprint Corp. - PCS Group (b)..........      419,852
       400 TeleCorp PCS, Inc. (b)................        4,988
       700 Telephone & Data Systems, Inc.........       62,825
       900 Triton PCS Holdings, Inc. (b).........       26,415
       100 United States Cellular Corp. (b)......        4,525
     1,400 Western Wireless Corp., Class - A (b).       39,550
        56 WorldCom, Inc. (b)....................          788
                                                  ------------
                                                     3,760,810
                                                  ------------
           Tobacco -- 0.32%
    23,632 Philip Morris Cos., Inc...............    1,083,527
     2,050 UST Cos., Inc.........................       71,750
                                                  ------------
                                                     1,155,277
                                                  ------------
           Transportation & Shipping --  0.13%
     1,500 C.H. Robinson Worldwide, Inc..........       43,373
     1,200 Expeditors International of
            Washington, Inc......................       68,340
       600 Iron Mountain, Inc. (b)...............       26,280
       300 Newport News Shipbuilding, Inc........       21,375
       500 Northwest Airlines Corp. (b)..........        7,850
       800 SkyWest, Inc..........................       20,360
       600 Tidewater, Inc........................       20,340
     4,800 United Parcel Service, Inc., Class - B      261,600
       500 US Airways Group, Inc. (b)............        3,170
                                                  ------------
                                                       472,688
                                                  ------------
           Waste Disposal -- 0.00%
     1,180 Allied Waste Industries, Inc..........       16,591
                                                  ------------
           Total -- SSgA Funds
            Management, Inc.
            (cost $139,447,467)..................  138,334,688
                                                  ------------
           Total Common Stocks
            (cost $328,264,618)..................  358,657,084
                                                  ------------
           Investment Companies -- 0.70%
           Jennison Associates LLC -- 0.70%
    65,100 Nasdaq - 100 Technology Index.........    2,533,041
                                                  ------------
           Total Investment Companies
            (cost $2,743,893)....................    2,533,041
                                                  ------------
           Short-Term Investments -- 0.80%
           Jennison Associates LLC -- 0.71%
           Cash & Equivalents -- 0.00%
$      513 Deutsche Bank Cash Sweep..............          513
                                                  ------------
           Commercial Paper -- 0.71%
 2,603,000 General Electric Capital Corp.,
            1.58%, 1/2/02........................    2,603,000
                                                  ------------
                                                     2,603,513
                                                  ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Shares or
Principal                         Security                           Value
 Amount                         Description                         (Note 2)
 ------                         -----------                         --------
           Short-Term Investments (continued)
           SSgA Funds Management, Inc. -- 0.09%
           Cash & Equivalents -- .01%
$   18,935 Deutsche Bank Cash Sweep.............................. $     18,935
                                                                  ------------
           Money Market Mutual Funds -- .06%
   235,605 AIM STIC Prime Fund...................................      235,605
                                                                  ------------
           U.S. Treasury Bill -- 0.02%
    60,000 U.S. Treasury Bill, DN, 3/14/02 (c)...................       59,800
                                                                  ------------
                                                                       314,340
                                                                  ------------
           Total Short-Term Investments (cost $2,917,856)........    2,917,853
                                                                  ------------
           Total Investments (cost $333,926,367) (a) -- 100.01%..  364,107,978
           Liabilities in excess of other assets -- (0.01)%......      (23,410)
                                                                  ------------
           Total Net Assets -- 100.00%........................... $364,084,568
                                                                  ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

      Unrealized appreciation............................... $ 49,406,268
      Unrealized depreciation...............................  (19,224,657)
                                                             ------------
      Net unrealized appreciation........................... $ 30,181,611
                                                             ============

(b) Represents non-income producing securities.
(c) Principal amount of securities pledged as collateral for open future contracts.

   ADR -- American Depository Receipt
   DN -- Discount Note
   PLC -- Public Limited Company

Futures

 Number
   of                                              Notional  Expiration Unrealized
Contracts          Future Contracts Long            Value       Date       Loss
---------          ---------------------           --------  ---------- ----------
          SSgA Funds Management, Inc.
    8     Nasdaq 100 Future...................... $  253,360 March 2002  $ (7,309)
    7     Nasdaq 100 Future......................  1,042,125 March 2002   (14,084)
    1     Russell 1000 Future....................    302,750 March 2002    (3,007)
                                                                         --------
          Total Unrealized Loss..................                        $(24,400)
                                                                         ========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments -- December 31, 2001 (Unaudited)

                      Security                    Value
Shares               Description                 (Note 2)
------               -----------                 --------
        Common Stocks -- 92.20%
        Frontier Capital Management Co. -- 48.89%
        Aerospace -- 0.44%
 44,700 Goodrich Corp......................... $  1,189,914
 62,300 Orbital Sciences Corp. (b)............      257,299
                                               ------------
                                                  1,447,213
                                               ------------
        Agriculture -- 0.41%
 58,300 Delta Pine & Land Co..................    1,319,329
                                               ------------
        Auto Parts -- 0.27%
 42,600 Autoliv, Inc..........................      865,206
                                               ------------
        Broadcasting & Television -- 0.24%
 30,500 Charter Communications, Inc. (b)......      501,115
 13,200 PanAmSat Corp. (b)....................      288,816
                                               ------------
                                                    789,931
                                               ------------
        Building Materials & Components -- 0.31%
 44,700 Kaydon Corp...........................    1,013,796
                                               ------------
        Business Equipment & Services -- 0.89%
 58,500 DiamondCluster International, Inc. (b)      766,350
 62,400 Profit Recovery Group
         International, Inc. (b)..............      508,560
 65,700 Ritchie Bros. Auctioneers, Inc. (b)...    1,634,616
                                               ------------
                                                  2,909,526
                                               ------------
        Chemicals -- 0.51%
127,600 IMC Global, Inc.......................    1,658,800
                                               ------------
        Commercial Services -- 0.94%
 72,100 Bright Horizons Family Solutions,
         Inc. (b).............................    2,018,079
 41,400 KPMG Consulting, Inc. (b).............      685,998
 39,600 Sykes Enterprises, Inc. (b)...........      369,864
                                               ------------
                                                  3,073,941
                                               ------------
        Computer Equipment -- 2.89%
 29,600 Analog Devices, Inc. (b)..............    1,313,944
174,400 Artesyn Technologies, Inc. (b)........    1,623,664
 18,900 Hutchinson Technology, Inc. (b).......      438,858
 71,900 Ingram Micro, Inc. (b)................    1,245,308
 29,000 Mercury Computer Systems, Inc. (b)....    1,134,190
452,800 Read-Rite Corp. (b)...................    2,993,008
103,500 Western Digital Corp. (b).............      648,945
                                               ------------
                                                  9,397,917
                                               ------------
        Computer Services -- 1.39%
115,600 Acxiom Corp. (b)......................    2,019,532
 62,500 Inforte Corp. (b).....................      873,125
111,000 MarketWatch.com, Inc. (b).............      365,190
 61,400 Perot Systems Corp., Class - A (b)....    1,253,788
                                               ------------
                                                  4,511,635
                                               ------------
        Computer Software -- 4.46%
137,200 Ansoft Corp. (b)......................    2,003,120
194,850 Ascential Software Corp. (b)..........      789,143

                      Security                   Value
Shares               Description                (Note 2)
------               -----------                --------
        Computer Software  (continued)
 50,600 Documentum, Inc. (b)................. $  1,099,032
 74,600 E.piphany, Inc. (b)..................      649,766
 75,800 Informatica Corp. (b)................    1,099,858
144,840 Information Resources, Inc. (b)......    1,202,172
 46,400 Interwoven, Inc. (b).................      451,936
 85,400 Legato Systems, Inc. (b).............    1,107,638
 63,400 MRO Software, Inc. (b)...............    1,482,292
119,400 Parametric Technology Corp. (b)......      932,514
 21,900 Synopsys, Inc. (b)...................    1,293,633
 24,000 TIBCO Software, Inc. (b).............      358,320
191,000 Vitria Technology, Inc. (b)..........    1,220,490
 44,400 Wind River Systems, Inc. (b).........      795,204
                                              ------------
                                                14,485,118
                                              ------------
        Computer Systems -- 0.29%
 42,400 Apple Computer, Inc. (b).............      928,560
                                              ------------
        Construction -- 2.40%
100,200 Chicago Bridge & Iron Co.............    2,675,340
 47,600 Clayton Homes, Inc...................      813,960
 73,300 Fluor Corp...........................    2,741,420
 23,900 Jacobs Engineering Group, Inc. (b)...    1,577,400
                                              ------------
                                                 7,808,120
                                              ------------
        Drugs & Pharmaceuticals -- 0.17%
 45,400 Guilford Pharmaceuticals, Inc. (b)...      544,800
                                              ------------
        Electrical & Electronics -- 4.05%
 37,100 Benchmark Electronics, Inc. (b)......      703,416
 48,000 Harman International Industries, Inc.    2,164,800
190,900 LoJack Corp. (b).....................    1,040,405
 69,200 LSI Logic Corp. (b)..................    1,091,976
 96,500 Trimble Navigation Ltd. (b)..........    1,564,265
560,500 UCAR International, Inc. (b).........    5,997,350
 15,600 York International Corp..............      594,828
                                              ------------
                                                13,157,040
                                              ------------
        Electronic Components & Instruments -- 4.90%
 24,900 Applera Corp.........................      977,823
 29,600 Applied Micro Circuits Corp. (b).....      335,072
126,800 Atmel Corp. (b)......................      934,516
 66,020 Cirrus Logic, Inc. (b)...............      872,784
 28,900 Cree, Inc. (b).......................      851,394
 96,200 Indigo N.V. (b)......................      681,096
 20,200 Intermagnetics General Corp. (b).....      523,180
 32,100 Lam Research Corp. (b)...............      745,362
 69,400 Lattice Semiconductor Corp. (b)......    1,427,558
 36,700 LTX Corp. (b)........................      768,498
 17,200 National Semiconductor Corp. (b).....      529,588
 50,600 Oak Technology, Inc. (b).............      695,750
 21,300 PerkinElmer, Inc.....................      745,926
 67,200 Power Integrations, Inc. (b).........    1,534,847
 62,600 Power-One, Inc. (b)..................      651,666
 70,000 Sanmina-SCI Corp. (b)................    1,393,000

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                      Security                   Value
Shares               Description                (Note 2)
------               -----------                --------
        Common Stocks (continued)
        Frontier Capital Management Co. (continued)
        Electronic Components & Instruments (continued)
 96,300 SBS Technologies, Inc. (b)........... $  1,403,091
 65,590 SIPEX Corp. (b)......................      842,832
                                              ------------
                                                15,913,983
                                              ------------
        Energy -- 0.64%
 43,900 Arch Coal, Inc.......................      996,530
 52,900 Massey Energy Co.....................    1,096,617
                                              ------------
                                                 2,093,147
                                              ------------
        Financial Services -- 1.86%
 60,000 Ameritrade Holding Corp.,
         Class - A (b).......................      355,200
213,300 E*Trade Group, Inc. (b)..............    2,186,325
 51,150 Investment Technology
         Group, Inc. (b).....................    1,998,431
 63,500 Knight Trading Group, Inc. (b).......      699,770
 25,350 Waddell & Reed Financial, Inc........      816,270
                                              ------------
                                                 6,055,996
                                              ------------
        Forest Products & Papers -- 1.21%
108,698 Albany International Corp., Class - A    2,358,747
100,000 Smurfit-Stone Container Corp. (b)....    1,597,000
                                              ------------
                                                 3,955,747
                                              ------------
        Health Care -- 0.77%
 33,200 Express Scripts, Inc., Class - A (b).    1,552,432
 29,900 Omnicare, Inc........................      743,912
  7,600 Sunrise Assisted Living, Inc. (b)....      221,236
                                              ------------
                                                 2,517,580
                                              ------------
        Hospital Management & Services -- 0.25%
 71,800 Visible Genetics, Inc. (b)...........      800,570
                                              ------------
        Insurance -- 0.44%
 52,000 HCC Insurance Holdings, Inc..........    1,432,600
                                              ------------
        Manufacturing -- 0.38%
 46,600 Flowserve Corp. (b)..................    1,240,026
                                              ------------
        Medical - Biotechnology -- 0.49%
 99,100 Arena Pharmaceuticals, Inc. (b)......    1,192,173
 21,900 Gene Logic, Inc. (b).................      412,596
                                              ------------
                                                 1,604,769
                                              ------------
        Medical Supplies -- 0.71%
145,400 Endocardial Solutions, Inc. (b)......      770,620
 85,000 STERIS Corp. (b).....................    1,552,950
                                              ------------
                                                 2,323,570
                                              ------------
        Metals -- 0.42%
 82,800 Northwest Pipe Co. (b)...............    1,353,780
                                              ------------
        Oil & Gas -- 3.77%
 31,300 Anadarko Petroleum Corp..............    1,779,405
 91,700 Chiles Offshore LLC (b)..............    1,823,913
 41,600 Core Laboratories N.V. (b)...........      583,232

                     Security                   Value
Shares              Description                (Note 2)
------              -----------                --------
        Oil & Gas (continued)
 29,300 Noble Drilling Corp. (b)............ $    997,372
165,200 Ocean Energy, Inc...................    3,171,840
  7,200 PanCanadian Energy Corp.............      187,200
 35,500 Swift Energy Co. (b)................      717,100
 46,100 Talisman Energy, Inc................    1,744,885
 36,900 Transocean Sedco Forex, Inc.........    1,247,958
                                             ------------
                                               12,252,905
                                             ------------
        Packaging/Containers -- 1.60%
498,300 Crown Cork & Seal Co., Inc. (b).....    1,265,682
133,900 Packaging Corporation of America (b)    2,430,285
 85,960 Pactiv Corp. (b)....................    1,525,790
                                             ------------
                                                5,221,757
                                             ------------
        Railroads -- 0.55%
146,580 Wabtec Corp.........................    1,802,934
                                             ------------
        Real Estate -- 0.06%
 11,100 Jones Lang LaSalle, Inc. (b)........      200,355
                                             ------------
        Recreation -- 0.97%
 79,800 Callaway Golf Co....................    1,528,170
106,500 Six Flags, Inc. (b).................    1,637,970
                                             ------------
                                                3,166,140
                                             ------------
        Restaurants -- 0.89%
226,600 CKE Restaurants, Inc. (b)...........    2,050,730
 35,500 Triarc Cos., Inc. (b)...............      862,650
                                             ------------
                                                2,913,380
                                             ------------
        Retail -- 1.65%
 18,300 99 Cents Only Stores (b)............      697,230
 43,600 American Eagle Outfitters, Inc. (b).    1,141,012
  5,900 BJ's Wholesale Club, Inc. (b).......      260,190
 82,390 Claire's Stores, Inc................    1,244,089
 65,700 Dollar Tree Stores, Inc. (b)........    2,030,787
                                             ------------
                                                5,373,308
                                             ------------
        Steel -- 1.19%
 74,173 AK Steel Holding Corp...............      844,089
115,050 Allegheny Technologies, Inc.........    1,927,087
 39,600 Precision Castparts Corp............    1,118,700
                                             ------------
                                                3,889,876
                                             ------------
        Telecommunications -- 1.32%
 44,518 Adelphia Communications Corp.,
         Class - A (b)......................    1,388,071
205,100 Aspect Communications Corp. (b).....      795,788
101,100 Citizens Communications Co. (b).....    1,077,726
 82,200 InterVoice, Inc. (b)................    1,052,160
                                             ------------
                                                4,313,745
                                             ------------
        Telecommunications Equipment - 1.78%
 54,600 ADC Telecommunications, Inc. (b)....      251,160
 33,000 Andrew Corp. (b)....................      722,370
 32,900 Arris Group, Inc. (b)...............      321,104
108,900 Harmonic, Inc. (b)..................    1,308,978

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                    Security                  Value
Shares             Description               (Note 2)
------             -----------               --------
        Common Stocks (continued)
        Frontier Capital Management Co. (continued)
        Telecommunications Equipment (continued)
 39,400 Harris Corp....................... $  1,202,094
 64,500 Powerwave Technologies, Inc. (b)..    1,114,560
  8,700 Scientific-Atlanta, Inc...........      208,278
145,700 Sonus Networks, Inc. (b)..........      673,134
                                           ------------
                                              5,801,678
                                           ------------
        Textile Manufacturing -- 0.55%
244,900 Unifi, Inc. (b)...................    1,775,525
                                           ------------
        Toys -- 0.98%
197,200 Hasbro, Inc.......................    3,200,556
                                           ------------
        Transportation -- 1.27%
 89,500 EGL, Inc. (b).....................    1,248,525
 54,500 Kirby Corp. (b)...................    1,501,475
 28,900 Swift Transportation Co., Inc. (b)      621,639
 22,200 Teekay Shipping Corp..............      773,670
                                           ------------
                                              4,145,309
                                           ------------
        Waste Disposal -- 0.58%
 95,300 Republic Services, Inc. (b).......    1,903,141
                                           ------------
        Total --
         Frontier Capital Management Co.
         (cost $137,369,799)..............  159,163,309
                                           ------------
        Geewax, Terker & Co. -- 20.77%
        Advertising -- 0.07%
  5,200 ADVO, Inc. (b)....................      223,600
                                           ------------
        Aerospace/Defense -- 0.24%
 10,200 Alliant Techsystems, Inc. (b).....      787,440
                                           ------------
        Auto Parts -- 0.94%
  3,711 Advance Auto Parts, Inc. (b)......      184,616
 17,620 BorgWarner, Inc...................      920,645
 17,000 Lithia Motors, Inc. (b)...........      351,900
 17,000 O'Reilly Automotive, Inc. (b).....      619,990
 42,400 Sonic Automotive, Inc. (b)........      993,856
                                           ------------
                                              3,071,007
                                           ------------
        Banking -- 2.87%
  6,715 1st Source Corp...................      139,001
 22,060 American Financial Holdings, Inc..      560,545
 14,240 Astoria Financial Corp............      376,790
  8,700 BancFirst Ohio Corp...............      210,105
  4,086 Banknorth Group, Inc..............       92,017
  5,000 Banner Corp.......................       84,550
  8,999 BOK Financial Corp. (b)...........      283,558
  7,420 Commerce Bancorp..................      291,903
 14,260 Commercial Federal Corp...........      335,110
 17,090 Community First Bankshares, Inc...      439,042
  9,900 Community Trust Bancorp, Inc......      235,125
 10,600 Dime Community Bancshares, Inc....      297,436
  4,170 First Banks America, Inc. (b).....      131,438
  5,800 First Federal Capital Corp........       91,060

                    Security                 Value
Shares             Description              (Note 2)
------             -----------              --------
        Banking (continued)
  3,800 First Indiana Corp............... $     83,258
 28,375 First Midwest Bancorp, Inc.......      828,267
 14,900 First Republic Bank (b)..........      359,835
 18,480 First Sentinel Bancorp, Inc......      231,370
 10,950 Flagstar Bancorp, Inc............      220,424
  1,850 Great Southern Bancorp, Inc......       56,425
  3,700 IBERIABANK Corp..................      102,564
 27,000 IndyMac Bancorp, Inc. (b)........      631,260
  8,050 Medford Bancorp, Inc.............      170,338
  4,986 National Penn Bancshares, Inc....      109,697
 12,210 New York Community Bancorp, Inc..      279,243
  5,200 Oriental Financial Group, Inc....       96,720
  1,640 Park National Corp...............      152,110
  1,400 People's Holding Co..............       51,800
 15,695 Republic Bancorp, Inc............      217,373
  4,650 Sandy Spring Bancorp, Inc........      148,149
  2,100 Second Bancorp, Inc..............       45,381
 32,600 Staten Island Bancorp, Inc.......      531,706
 13,950 Sterling Bancshares, Inc.........      174,654
 15,660 Susquehanna Bancshares, Inc......      326,511
  8,740 United Bancshares, Inc...........      252,236
 12,300 Westamerica Bancorp..............      486,711
 12,600 WSFS Financial Corp..............      218,610
                                          ------------
                                             9,342,322
                                          ------------
        Beverages -- 0.11%
  8,460 Constellation Brands, Inc. (b)...      362,511
                                          ------------
        Building Materials & Components -- 0.22%
  5,430 Mueller Industries, Inc. (b).....      180,548
 10,900 Texas Industries, Inc............      402,210
  6,800 Universal Forest Products, Inc...      142,324
                                          ------------
                                               725,082
                                          ------------
        Business Equipment & Services -- 0.18%
  8,080 Global Payments, Inc.............      277,952
  9,350 New Horizons Worldwide, Inc. (b).      107,525
  9,500 UniFirst Corp....................      214,225
                                          ------------
                                               599,702
                                          ------------
        Casinos & Gaming -- 0.24%
  8,300 Churchill Downs, Inc.............      306,851
  7,160 International Game Technology (b)      489,028
                                          ------------
                                               795,879
                                          ------------
        Chemicals -- 1.02%
 30,280 Airgas, Inc. (b).................      457,834
 14,280 Cytec Industries, Inc. (b).......      385,560
 16,960 Fuller (H.B.) Co.................      487,939
 20,800 International Specialty
         Products, Inc. (b)..............      186,160
107,410 RPM, Inc.........................    1,553,148
  5,400 Scotts Co., Class - A (b)........      257,040
                                          ------------
                                             3,327,681
                                          ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                       Security                     Value
Shares                Description                  (Note 2)
------                -----------                  --------
       Common Stocks (continued)
       Geewax, Terker & Co. (continued)
       Commercial Services -- 0.62%
12,200 ABM Industries, Inc...................... $    382,470
30,300 Arbitron, Inc. (b).......................    1,034,745
12,500 Daisytek International Corp. (b).........      164,625
16,900 Regis Corp...............................      435,682
                                                 ------------
                                                    2,017,522
                                                 ------------
       Computer Equipment -- 0.48%
41,120 Electronics for Imaging, Inc. (b)........      917,387
11,700 MCSi, Inc. (b)...........................      274,365
18,600 SonicWALL, Inc. (b)......................      361,584
                                                 ------------
                                                    1,553,336
                                                 ------------
       Computer Services -- 0.11%
 9,000 CACI International, Inc., Class - A (b)..      355,365
                                                 ------------
       Computer Software -- 0.38%
25,520 NetIQ Corp. (b)..........................      899,835
72,400 Novell, Inc. (b).........................      332,316
                                                 ------------
                                                    1,232,151
                                                 ------------
       Conglomerates -- 0.09%
11,960 ALLETE, Inc..............................      301,392
                                                 ------------
       Construction -- 0.05%
 2,220 Jacobs Engineering Group, Inc. (b).......      146,520
                                                 ------------
       Consumer Products -- 0.23%
15,100 Church & Dwight Co., Inc.................      402,113
20,680 The Dial Corp............................      354,662
                                                 ------------
                                                      756,775
                                                 ------------
       Electric Utilities -- 0.38%
 4,600 Black Hills Corp.........................      155,664
 4,400 CH Energy Group, Inc.....................      191,268
10,020 Hawaiian Electric Industries, Inc........      403,606
 4,800 Madison Gas & Electric Co................      126,960
 5,700 Otter Tail Power Corp....................      166,098
 3,800 UIL Holdings Corp........................      194,940
                                                 ------------
                                                    1,238,536
                                                 ------------
       Electrical & Electronics -- 0.48%
 7,600 Checkpoint Systems, Inc. (b).............      101,840
24,820 Coherent, Inc. (b).......................      767,434
18,100 Encore Wire Corp. (b)....................      219,010
10,300 Harman International Industries, Inc.....      464,530
                                                 ------------
                                                    1,552,814
                                                 ------------
       Electronic Components & Instruments -- 0.29%
11,800 Brooks Automation, Inc. (b)..............      479,906
12,100 Fisher Scientific International, Inc. (b)      353,320
 7,100 General Cable Corp.......................       93,010
   500 Intermagnetics General Corp. (b).........       12,950
                                                 ------------
                                                      939,186
                                                 ------------

                      Security                    Value
Shares               Description                 (Note 2)
------               -----------                 --------
       Financial Services -- 0.58%
30,800 American Capital Strategies Ltd........ $    873,180
18,700 DVI, Inc. (b)..........................      321,640
12,300 Financial Federal Corp. (b)............      384,375
14,460 Sky Financial Group, Inc...............      294,116
                                               ------------
                                                  1,873,311
                                               ------------
       Food Processing -- 1.01%
15,930 Dean Foods Co. (b).....................    1,086,440
39,770 Dole Food Co., Inc.....................    1,067,029
 8,700 Lance, Inc.............................      124,323
15,200 Pilgrim's Pride Corp., Class - B.......      205,960
 9,100 Sanderson Farms, Inc...................      194,285
 6,320 Smithfield Foods, Inc. (b).............      139,293
18,300 United Natural Foods, Inc. (b).........      457,500
                                               ------------
                                                  3,274,830
                                               ------------
       Footwear -- 0.08%
17,000 Wolverine World Wide, Inc..............      255,850
                                               ------------
       Health Care -- 0.88%
 4,500 Beverly Enterprises, Inc. (b)..........       38,700
24,300 Coventry Health Care, Inc. (b).........      484,785
 3,020 DaVita, Inc. (b).......................       73,839
 5,980 Henry Schein, Inc. (b).................      221,439
10,320 Manor Care, Inc. (b)...................      244,687
27,300 NDCHealth Corp.........................      943,216
 5,000 Pediatrix Medical Group, Inc. (b)......      169,600
13,300 Sunrise Assisted Living, Inc. (b)......      387,163
 4,107 Triad Hospitals, Inc. (b)..............      120,540
22,700 U.S. Oncology, Inc. (b)................      171,158
                                               ------------
                                                  2,855,127
                                               ------------
       Homebuilders -- 0.21%
 4,480 Centex Corp............................      255,763
10,320 KB Home................................      413,832
                                               ------------
                                                    669,595
                                               ------------
       Insurance -- 1.11%
10,620 Commerce Group, Inc....................      400,268
 9,000 LandAmerica Financial Group, Inc.......      258,300
 5,380 Mid Atlantic Medical Services, Inc. (b)      122,126
 6,440 NYMAGIC, Inc...........................      103,620
12,000 Philadelphia Consolidated Holding
        Corp. (b).............................      452,520
 3,900 PMA Capital Corp., Class - A...........       75,270
 6,800 RLI Corp...............................      306,000
 2,700 Selective Insurance Group, Inc.........       58,671
21,360 StanCorp Financial Group, Inc..........    1,009,259
24,700 UICI (b)...............................      333,450
 9,500 W.R. Berkley Corp......................      510,150
                                               ------------
                                                  3,629,634
                                               ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                      Security                     Value
Shares               Description                  (Note 2)
------               -----------                  --------
       Common Stocks (continued)
       Geewax, Terker & Co. (continued)
       Machinery & Engineering -- 0.17%
 4,700 Albany International Corp., Class - A... $    101,990
17,480 Flowserve Corp. (b).....................      465,143
                                                ------------
                                                     567,133
                                                ------------
       Manufacturing -- 1.00%
11,520 AptarGroup, Inc.........................      403,546
 3,600 Barnes Group, Inc.......................       86,364
10,740 Blyth Industries, Inc...................      249,705
10,190 Donaldson Co., Inc......................      395,780
14,660 Furniture Brands International, Inc. (b)      469,413
26,600 Harsco Corp.............................      912,379
18,800 Lincoln Electric Holding, Inc...........      459,472
 6,080 Teleflex, Inc...........................      287,645
                                                ------------
                                                   3,264,304
                                                ------------
       Medical - Biotechnology -- 0.22%
15,100 Cell Genesys, Inc. (b)..................      350,924
16,120 Covance, Inc. (b).......................      365,924
                                                ------------
                                                     716,848
                                                ------------
       Medical Supplies -- 0.54%
19,700 American Medical Systems
        Holdings, Inc. (b).....................      407,593
 8,700 Arrow International, Inc................      347,478
 7,800 Invacare Corp...........................      262,938
 7,200 Ocular Sciences, Inc. (b)...............      167,760
15,400 Sola International, Inc. (b)............      298,760
14,970 Steris Corp. (b)........................      273,502
                                                ------------
                                                   1,758,031
                                                ------------
       Natural Gas Utilities -- 0.57%
 2,900 Cascade Natural Gas Corp................       63,945
18,440 New Jersey Resources Corp...............      862,992
13,200 Northwest Natural Gas Co................      336,600
 5,650 Peoples Energy Corp.....................      214,305
 3,000 South Jersey Industries, Inc............       97,800
 8,890 UGI Corp................................      268,478
                                                ------------
                                                   1,844,120
                                                ------------
       Oil & Gas -- 0.17%
 8,090 Pioneer Natural Resources Co. (b).......      155,813
10,300 Range Resources Corp. (b)...............       46,865
 4,620 Seacor Smit, Inc. (b)...................      214,368
 9,180 Tesoro Petroleum Corp. (b)..............      120,350
                                                ------------
                                                     537,396
                                                ------------
       Packaging/Containers -- 0.40%
18,520 Ball Corp...............................    1,309,364
                                                ------------
       Paper Products -- 0.18%
13,840 Glatfelter (P.H.) Co....................      215,627
10,500 Schweitzer-Mauduit International, Inc...      249,375
11,200 Wausau-Mosinee Paper Corp...............      135,520
                                                ------------
                                                     600,522
                                                ------------

                      Security                     Value
Shares               Description                  (Note 2)
------               -----------                  --------
       Pharmaceuticals -- 0.30%
 7,359 AmerisourceBergen Corp.................. $    467,664
 8,010 Omnicare, Inc...........................      199,289
22,100 PAREXEL International Corp. (b).........      317,135
                                                ------------
                                                     984,088
                                                ------------
       Real Estate -- 1.78%
14,500 Alexandria Real Estate Equities, Inc....      595,950
17,000 Bedford Property Investors, Inc.........      382,500
18,740 Camden Property Trust...................      687,758
 5,090 CenterPoint Properties Trust............      253,482
 4,200 Chelsea Property Group, Inc.............      206,220
 7,610 Essex Property Trust, Inc...............      376,010
 2,805 Forest City Enterprises, Inc., Class - A      108,554
17,420 Healthcare Realty Trust, Inc............      487,760
 8,380 Macerich Co.............................      222,908
 8,400 Nationwide Health Properties, Inc.......      156,996
 5,300 Realty Income Corp......................      155,820
15,640 Regency Centers Corp....................      434,010
20,520 SL Green Realty Corp....................      630,169
23,500 United Dominion Realty Trust, Inc.......      338,400
15,900 Weingarten Realty Investors.............      763,200
                                                ------------
                                                   5,799,737
                                                ------------
       Recreation -- 0.05%
 6,700 Handleman Co. (b).......................       99,495
 5,200 Sturm, Ruger & Co., Inc.................       62,296
                                                ------------
                                                     161,791
                                                ------------
       Rental & Leasing -- 0.03%
 5,100 Central Parking Corp....................      100,164
                                                ------------
       Restaurants -- 0.52%
 7,750 Applebee's International, Inc...........      265,050
17,040 CBRL Group, Inc.........................      501,658
10,737 IHOP Corp. (b)..........................      314,594
22,600 Landry's Restaurants, Inc...............      421,490
 8,320 Ryan's Family Steak Houses, Inc. (b)....      180,128
                                                ------------
                                                   1,682,920
                                                ------------
       Retail -- 0.59%
 3,860 Barnesandnoble.com, Inc. (b)............      114,256
11,700 Cole National Corp., Class - A (b)......      193,635
14,600 Michaels Stores, Inc. (b)...............      481,070
 5,600 Phillips-Van Heusen Corp................       61,040
29,570 Pier 1 Imports, Inc.....................      512,744
 8,120 Polo Ralph Lauren Corp. (b).............      217,291
 1,040 Quiksilver, Inc. (b)....................       17,888
12,900 Urban Outfitters, Inc. (b)..............      311,148
                                                ------------
                                                   1,909,072
                                                ------------
       Steel -- 0.28%
 4,900 Carpenter Technology Corp...............      130,438
11,150 Precision Castparts Corp................      314,988

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                      Security                    Value
Shares               Description                 (Note 2)
------               -----------                 --------
        Common Stocks (continued)
        Geewax, Terker & Co. (continued)
        Steel (continued)
  4,950 Reliance Steel & Aluminum Co......... $    129,938
 24,700 Worthington Industries, Inc..........      350,739
                                               ------------
                                                   926,103
                                               ------------
        Telecommunications Equipment -- 0.42%
 60,200 Andrew Corp. (b).....................    1,317,778
  9,400 Universal Access Global
         Holdings, Inc. (b)..................       44,086
                                               ------------
                                                 1,361,864
                                               ------------
        Tobacco -- 0.18%
 16,500 Universal Corp.......................      600,765
                                               ------------
        Transportation -- 0.34%
 12,400 Kansas City Southern Industries,
         Inc. (b)............................      175,212
  4,600 Kirby Corp. (b)......................      126,730
 13,600 RailAmerica, Inc. (b)................      196,656
 17,640 Swift Transportation Co., Inc. (b)...      379,436
  9,340 Werner Enterprises, Inc..............      226,962
                                               ------------
                                                 1,104,996
                                               ------------
        Water Utilities -- 0.16%
  3,600 California Water Service Group.......       92,700
 18,400 Philadelphia Suburban Corp...........      414,920
                                               ------------
                                                   507,620
                                               ------------
        Total -- Geewax, Terker & Co.
         (cost $58,866,303)..................   67,624,006
                                               ------------
        Sterling Johnston Capital Management, Inc. -- 22.54%
        Auto Parts -- 0.94%
 42,750 Aftermarket Technology Corp. (b).....      692,550
 24,700 Keystone Automotive
         Industries, Inc. (b)................      418,171
 61,550 Pep Boys-Manny, Moe & Jack...........    1,055,583
 38,800 Sonic Automotive, Inc. (b)...........      909,472
                                               ------------
                                                 3,075,776
                                               ------------
        Banking -- 0.76%
 42,950 First Niagara Financial Group, Inc...      722,849
 54,300 Umpqua Holdings Corp.................      733,050
 33,400 Wintrust Financial Corp..............    1,021,038
                                               ------------
                                                 2,476,937
                                               ------------
        Beverages -- 0.26%
 53,400 Cott Corp. (b).......................      849,060
                                               ------------
        Business Equipment & Services -- 0.93%
 33,150 Harland (John H.) Co.................      732,615
106,300 IKON Office Solutions, Inc...........    1,242,647
 55,850 RMH Teleservices, Inc. (b)...........    1,066,735
                                               ------------
                                                 3,041,997
                                               ------------

                     Security                   Value
Shares              Description                (Note 2)
------              -----------                --------
        Casinos & Gaming -- 1.81%
 35,300 Alliance Gaming Corp. (b)........... $  1,037,467
 34,950 Ameristar Casinos, Inc. (b).........      875,498
 46,200 Argosy Gaming Co. (b)...............    1,502,423
 69,850 Azstar Corp. (b)....................    1,278,255
 18,150 MTR Gaming Group, Inc. (b)..........      290,400
 29,800 Penn National Gaming, Inc. (b)......      904,132
                                             ------------
                                                5,888,175
                                             ------------
        Commercial Services -- 0.55%
 58,450 Boron, LePore & Associates, Inc. (b)      806,026
 69,850 TeleTech Holdings, Inc. (b).........    1,000,950
                                             ------------
                                                1,806,976
                                             ------------
        Computer Equipment -- 1.11%
 52,200 Electronics for Imaging, Inc. (b)...    1,164,582
 53,650 Hutchinson Technology, Inc. (b).....    1,245,753
192,350 Western Digital Corp. (b)...........    1,206,035
                                             ------------
                                                3,616,370
                                             ------------
        Computer Services -- 0.74%
 30,650 GTECH Holdings Corp. (b)............    1,388,139
 52,850 Tripos, Inc. (b)....................    1,009,435
                                             ------------
                                                2,397,574
                                             ------------
        Computer Software -- 1.93%
 88,300 Borland Software Corp. (b)..........    1,382,778
 20,450 Catapult Communications Corp. (b)...      532,927
 40,900 Identix, Inc. (b)...................      596,731
 53,000 Progress Software Corp. (b).........      915,840
148,050 Red Hat, Inc. (b)...................    1,051,155
 19,950 Simplex Solutions, Inc. (b).........      330,173
 87,600 Vastera, Inc. (b)...................    1,455,035
                                             ------------
                                                6,264,639
                                             ------------
        Electronic Components & Instruments -- 1.18%
  1,000 Adaptec, Inc. (b)...................       14,500
 66,950 Axcelis Technologies, Inc. (b)......      862,986
  1,750 Elantec Semiconductor, Inc. (b).....       67,200
 19,900 EMCOR Group, Inc. (b)...............      903,459
 42,550 Monolithic System Technology,
         Inc. (b)...........................      876,530
 72,150 Zarlink Semiconductor, Inc. (b).....      811,688
  9,450 Zoran Corp. (b).....................      308,448
                                             ------------
                                                3,844,811
                                             ------------
        Financial Services -- 0.20%
 70,450 Advanta Corp., Class - B............      641,095
                                             ------------
        Food Processing -- 0.53%
 43,250 Flowers Foods, Inc. (b).............    1,726,540
                                             ------------
        Health Care -- 1.17%
 34,600 AmeriPath, Inc. (b).................    1,116,196
 38,350 Matria Healthcare, Inc. (b).........    1,328,060
 55,150 Option Care, Inc. (b)...............    1,078,183
 35,300 QuadraMed Corp. (b).................      298,285
                                             ------------
                                                3,820,724
                                             ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                      Security                    Value
Shares               Description                 (Note 2)
------               -----------                 --------
        Common Stocks (continued)
        Sterling Johnston Capital Management, Inc.
         (continued)
        Insurance -- 0.81%
 11,750 Hilb, Rogal & Hamilton Co............. $    658,588
 90,600 Humana, Inc. (b)......................    1,068,173
133,350 Universal American Financial Corp. (b)      905,447
                                               ------------
                                                  2,632,208
                                               ------------
        Medical - Biotechnology - 1.39%
105,400 Conceptus, Inc. (b)...................    2,487,439
 43,700 SangStat Medical Corp. (b)............      858,268
 38,000 SFBC International, Inc. (b)..........      779,000
 92,450 Vion Pharmaceuticals, Inc. (b)........      407,705
                                               ------------
                                                  4,532,412
                                               ------------
        Medical Supplies -- 1.27%
 58,100 Endocare, Inc. (b)....................    1,041,733
 28,850 Henry Schein, Inc. (b)................    1,068,316
 25,250 Medical Action Industries, Inc. (b)...      391,375
 46,300 Quidel Corp. (b)......................      356,047
 59,000 Serologicals Corp. (b)................    1,268,500
                                               ------------
                                                  4,125,971
                                               ------------
        Oil & Gas -- 1.49%
141,400 Chesapeake Energy Corp. (b)...........      934,654
540,300 Grey Wolf, Inc. (b)...................    1,604,691
201,000 Key Energy Services, Inc. (b).........    1,849,199
 27,349 XTO Energy, Inc.......................      478,608
                                               ------------
                                                  4,867,152
                                               ------------
        Pharmaceuticals -- 1.62%
 46,950 Connetics Corp. (b)...................      558,705
 57,500 First Horizon Pharmaceutical
         Corp. (b)............................    1,689,925
100,950 MIM Corp. (b).........................    1,796,909
 30,850 Taro Pharmaceutical
         Industries Ltd. (b)..................    1,232,458
                                               ------------
                                                  5,277,997
                                               ------------
        Real Estate -- 0.32%
117,900 America First Mortgage Investments,
         Inc..................................    1,031,625
                                               ------------
        Restaurants -- 1.21%
 41,100 AFC Enterprises, Inc. (b).............    1,166,829
 40,200 CBRL Group, Inc.......................    1,183,488
 79,750 CKE Restaurants, Inc. (b).............      721,738
 23,800 Sonic Corp. (b).......................      856,800
                                               ------------
                                                  3,928,855
                                               ------------
        Retail -- 1.49%
 54,550 Haverty Furniture Cos., Inc...........      902,803
 22,150 Maxwell Shoe Co., Inc., Class - A (b).      312,315
131,300 PETsMART, Inc. (b)....................    1,291,991
 37,250 School Specialty, Inc. (b)............      852,280
  4,450 Tommy Hilfiger Corp. (b)..............       61,188
 15,300 Wet Seal, Inc. (b)....................      360,315
 25,850 Zale Corp. (b)........................    1,082,597
                                               ------------
                                                  4,863,489
                                               ------------

 Shares or
 Principal             Security                 Value
  Amount              Description              (Note 2)
  ------              -----------              --------
            Transportation -- 0.83%
     19,000 Arkansas Best Corp. (b)......... $    547,580
      7,350 Landstar System, Inc. (b).......      532,949
     26,150 Roadway Corp....................      959,705
     20,700 USFreightways Corp..............      649,980
                                             ------------
                                                2,690,214
                                             ------------
            Total -- Sterling Johnston
             Capital Management, Inc.
             (cost $64,058,327).............   73,400,597
                                             ------------
            Total Common Stocks
             (cost $260,294,429)............  300,187,912
                                             ------------
            Investment Companies -- 1.98%
            Geewax, Terker & Co. -- 1.98%
     29,985 iShares Russell 2000 Value Index
             Fund...........................    3,838,080
     30,740 iShares S&P SmallCap 600/BARRA
             Value Index Fund...............    2,623,659
                                             ------------
            Total Investment Companies
             (cost $5,658,533)..............    6,461,739
                                             ------------
            Short-Term Investments -- 5.85%
            Frontier Capital Management Co. -- 4.53%
            Repurchase Agreements -- 4.53%
$14,756,276 Deutsche Bank Repurchase
             Agreement dated 12/31/01, due
             1/2/02 at 1.20%................   14,756,276
                                             ------------
            Geewax, Terker & Co. -- 0.91%
            Repurchase Agreements -- 0.91%
  2,973,140 Deutsche Bank Repurchase
             Agreement dated 12/31/01, due
             1/2/02 at 1.20%................    2,973,140
                                             ------------
            Sterling Johnston Capital Management, Inc. --
              0.41%
            Cash & Equivalents -- 0.41%
  1,324,779 Deutsche Bank Cash Sweep........    1,324,779
                                             ------------
            Total Short-Term Investments
             (cost $19,054,195).............   19,054,195
                                             ------------
            Total Investments
             (cost $285,007,157) (a) --
             100.03%........................  325,703,846
            Liabilities in excess of other
             assets -- (0.03)%..............      (84,401)
                                             ------------
            Total Net Assets -- 100.00%..... $325,619,445
                                             ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

                   Unrealized appreciation.... $ 56,932,191
                   Unrealized depreciation....  (16,235,502)
                                               ------------
                   Net unrealized appreciation $ 40,696,689
                                               ============

(b) Represents non-income producing securities.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments -- December 31, 2001 (Unaudited)

                                  Security                   Value
            Shares               Description                (Note 2)
            ------               -----------                --------
                     Common/Preferred Stocks -- 94.26%
                     Artisan Partners LP -- 51.33%
                     Australia -- 1.20%
             132,200 Commonwealth Bank of Australia
                      (Banking).......................... $  2,026,090
             165,300 National Australia Bank Ltd.
                      (Banking)..........................    2,695,840
                                                          ------------
                                                             4,721,930
                                                          ------------
                     Belgium -- 3.21%
             307,955 Fortis AG (Banking).................    7,979,103
             172,100 Interbrew (Brewery).................    4,711,941
                                                          ------------
                                                            12,691,044
                                                          ------------
                     Brazil -- 1.35%
              98,800 Petroleo Brasileiro SA -- ADR (Oil
                      & Gas).............................    2,302,040
              96,100 Tele Norte Leste Participacoes SA -
                       Preferred -- ADR
                      (Telecommunications Services)......    1,502,043
             164,700 Telesp Celular Participacoes SA -
                      Preferred - ADR
                      (Telecommunications Services)......    1,525,122
                                                          ------------
                                                             5,329,205
                                                          ------------
                     Canada -- 0.51%
              94,900 CanWest Global Communications
                      Corp. (Media)......................      707,472
              63,367 Corus Entertainment, Inc., Class - B
                      (Media) (b)........................    1,258,401
               1,100 Four Seasons Hotels, Inc. (Hotels)..       51,436
                                                          ------------
                                                             2,017,309
                                                          ------------
                     Denmark -- 0.46%
              43,950 Novo-Nordisk A/S, Class - B
                      (Pharmaceuticals)..................    1,797,388
                                                          ------------
                     Finland -- 0.98%
             208,400 Stora Enso Oyj - R Shares (Paper &
                      Related Products)..................    2,668,274
              36,700 UPM-Kymmene Oyj (Paper &
                      Related Products)..................    1,217,212
                                                          ------------
                                                             3,885,486
                                                          ------------
                     France -- 1.78%
              25,600 AXA (Diversified Financial Services)      534,967
              10,900 Carrefour SA (Food - Retail)........      566,778
             243,696 JC Decaux SA (Advertising) (b)......    2,723,115
             105,325 Suez SA (Building & Construction)...    3,188,484
                                                          ------------
                                                             7,013,344
                                                          ------------
                     Germany -- 5.06%
              28,650 Allianz AG (Financial Services).....    6,772,718
              66,038 Deutsche Boerse AG (Financial
                      Services)..........................    2,616,542
                                  Security                   Value
           Shares                Description                (Note 2)
           ------                -----------                --------
                    Germany (continued)
             83,000 Deutsche Telekom AG Registered
                     (Telecommunications Services)....... $  1,433,685
              1,700 Henkel KGaA (Diversified
                     Chemicals/Materials)................       95,359
             35,300 KarstadtQuelle AG (Retail -
                     Department Stores)..................    1,379,790
             24,980 Muenchener Rueckversicherungs-
                     Gesellschaft AG (Financial
                     Services)...........................    6,783,693
             24,100 Software AG (Software)...............      911,968
                                                          ------------
                                                            19,993,755
                                                          ------------
                    Ireland -- 0.85%
            357,800 Bank of Ireland (Banking)............    3,368,950
                                                          ------------
                    Italy -- 6.06%
            196,500 Assicurazioni Generali SpA
                     (Insurance).........................    5,458,721
            222,700 Autogrill SpA (Retail - Restaurants). 2,064,167 252,400 Autostrade - Concessioni e
                     Costruzioni Autostrade SpA
                     (Transportation)....................    1,752,903
             17,130 Gucci Group NV (Apparel).............    1,454,337
            864,160 IntesaBCI SpA (Banking)..............    2,162,093
            174,300 Mediobanca SpA (Financial Services)..    1,952,324
            232,765 Rolo Banca 1473 SpA (Banking)........    3,562,603
            170,600 Snam Rete Gas SpA (Oil & Gas) (b)....      451,138
            386,100 Telecom Italia SpA
                     (Telecommunications Services).......    2,062,647
            750,700 Unicredito Italiano SpA (Banking)....    3,014,510
                                                          ------------
                                                            23,935,443
                                                          ------------
                    Japan -- 3.78%
            139,400 Banyu Pharmaceutical Co., Ltd.
                     (Pharmaceuticals)...................    2,074,089
            154,800 Honda Motor Co., Ltd.
                     (Automobiles).......................    6,177,355
                500 Nintendo Co., Ltd. (Household
                     Durables)...........................       87,555
             65,900 Promise Co., Ltd. (Diversified
                     Financial Services).................    3,565,017
             19,200 Takefuji Corp. (Diversified Financial
                     Services)...........................    1,388,799
             64,000 Toyota Motor Corp. (Automobiles).....    1,621,242
                                                          ------------
                                                            14,914,057
                                                          ------------
                    Luxembourg -- 0.33%
             33,125 RTL Group (Media/Television).........    1,300,674
                                                          ------------
                    Mexico -- 3.48%
            127,100 America Movil SA de CV - ADR
                     (Telecommunications Services).......    2,475,908
             21,500 Cemex SA de CV - ADR (Building
                     Products)...........................      531,050

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                       Security                 Value
  Shares              Description              (Note 2)
  ------              -----------              --------
           Common/Preferred Stocks (continued)
           Artisan Partners LP (continued)
           Mexico (continued)
    87,500 Fomento Economico Mexicano SA de
            CV - ADR (Beverages)............ $  3,023,125
   126,700 Telefonos de Mexico SA de CV -
            ADR (Telecommunications
            Services).......................    4,437,034
 1,204,400 Wal-Mart de Mexico SA de CV
            (Retail)........................    3,284,056
                                             ------------
                                               13,751,173
                                             ------------
           Netherlands -- 3.38%
    12,700 Royal Dutch Petroleum Co. (Oil &
            Gas)............................      643,413
    99,200 Unilever NV (Manufacturing - Food
            Products).......................    5,816,226
    58,000 Van der Moolen Holding NV
            (Diversified Financial Services)    1,665,450
   228,600 Wolters Kluwer NV (Media)........    5,210,628
                                             ------------
                                               13,335,717
                                             ------------
           Poland -- 0.08%
    16,200 Bank Polska Kasa Opieki SA
            (Banking) (b)...................      327,511
                                             ------------
           Portugal -- 0.67%
   337,446 Portugal Telecom, SGPS, SA -
            Registered (Telecommunications
            Services) (b)...................    2,628,973
                                             ------------
           Singapore -- 0.60%
   316,650 DBS Group Holdings Ltd.
            (Banking).......................    2,366,515
                                             ------------
           Spain -- 2.87%
    38,236 Acciona SA (Building Products)...    1,395,822
   105,900 Altadis SA (Tobacco).............    1,800,956
     2,200 Banco Popular Espanol SA
            (Banking).......................       72,242
   127,138 Centros Comerciales Carrefour SA
            (Retail)........................    1,530,474
   106,700 Corporacion Mapfre SA
            (Diversified Financial Services)      618,471
    12,700 Fomento de Construcciones Y
            Contratas SA (Building Products)      262,906
   122,700 Industria de Diseno Textil SA
            (Apparel) (b)...................    2,339,026
    99,900 Promotora de Informaciones SA
            (Prisa) (Media).................      933,961
   163,000 Repsol YPF SA (Oil & Gas)........    2,377,252
                                             ------------
                                               11,331,110
                                             ------------
           Sweden -- 0.51%
   378,000 Swedish Match AB (Tobacco).......    1,999,964
                                             ------------

                       Security                 Value
  Shares              Description              (Note 2)
  ------              -----------              --------
           Switzerland -- 4.20%
    60,600 Credit Suisse Group (Banking) (b) $  2,584,175
     6,095 Julius Baer Holding Ltd. AG,
            Class - B (Banking).............    2,055,785
     4,750 Nestle SA - Registered, Class - B
            (Food)..........................    1,012,775
   120,980 Novartis AG (Pharmaceuticals)....    4,372,007
       899 Synthes-Stratec, Inc.
            (Medical Products)..............      625,941
   109,660 UBS AG - Registered (Banking)....    5,534,882
     1,700 Zurich Financial Services AG
            (Insurance).....................      398,816
                                             ------------
                                               16,584,381
                                             ------------
           United Kingdom -- 9.97%
   549,300 British American Tobacco PLC
            (Tobacco).......................    4,672,835
   597,425 Carlton Communications PLC
            (Media).........................    2,134,623
 1,023,606 Compass Group PLC
            (Food - Services)...............    7,590,378
   744,621 Diageo PLC (Food & Beverages)....    8,501,872
 1,348,348 Granada PLC (Media)..............    2,816,049
    79,600 HSBC Holdings PLC (Banking)......      932,600
   631,500 Lloyds TSB Group PLC (Banking)...    6,828,865
   694,419 Marks & Spencer PLC (Retail -
            Department Stores)..............    3,688,934
   155,900 NTL, Inc. (Telecommunications
            Services) (b)...................      146,546
   799,700 Vodafone Group PLC
            (Telecommunications Services)...    2,089,190
                                             ------------
                                               39,401,892
                                             ------------
           Total -- Artisan Partners LP
            (cost $208,193,374).............  202,695,821
                                             ------------
           Capital Guardian Trust Company -- 42.93%
           Australia -- 1.69%
    53,100 ANZ Group Ltd. (Banking).........      484,072
   415,091 BHP Billiton Ltd. (Mining).......    2,231,044
    12,184 BHP Billiton Ltd. - ADR (Mining).      130,491
   193,260 Foster's Brewing Group Ltd.
            (Brewery).......................      480,788
    23,489 National Australia Bank Ltd.
            (Banking).......................      383,077
    76,799 News Corp. Ltd. (Multimedia).....      614,140
       700 News Corp. Ltd. - ADR
            (Multimedia)....................       22,267
   120,840 QBE Insurance Group Ltd.
            (Insurance).....................      475,059
    51,608 Westpac Banking Corp.
            (Financial Services)............      416,208
   114,600 WMC Ltd. (Metals - Diversified)..      561,575
   150,800 Woolworths Ltd. (Retail).........      867,647
                                             ------------
                                                6,666,368
                                             ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                        Security                   Value
  Shares               Description                (Note 2)
  ------               -----------                --------
           Common/Preferred Stocks (continued)
           Capital Guardian Trust Company (continued)
           Canada -- 1.25%
    38,000 Abitibi-Consolidated, Inc. (Paper &
            Related Products).................. $    276,860
     8,000 Alcan Aluminium Ltd. (Building
            Materials).........................      286,420
    12,100 Bank of Nova Scotia (Banking).......      371,128
   103,700 Bombardier, Inc., Class - B
            (Manufacturing - Diversified)......    1,071,912
    17,100 Magna International, Inc., Class - A
            (Auto Related).....................    1,083,037
     5,200 MDS, Inc. (Medical Products &
            Services)..........................       61,569
    60,900 Nortel Networks Corp.
            (Telecommunications Equipment).....      456,750
     4,900 Suncor Energy, Inc. (Oil & Gas).....      160,851
    38,700 Thomson Corporation (Publishing &
            Printing)..........................    1,172,205
                                                ------------
                                                   4,940,732
                                                ------------
           Finland -- 1.80%
    51,000 Nokia Corp. - ADR
            (Telecommunications Equipment).....    1,251,030
   193,200 Nokia Oyj (Telecommunications
            Equipment).........................    4,981,722
    26,000 UPM-Kymmene (Paper Products)........      862,330
                                                ------------
                                                   7,095,082
                                                ------------
           France -- 3.16%
    16,400 Accor SA (Hotels)...................      596,207
    59,000 Bouygues SA (Wireless
            Telecommunications Services).......    1,933,186
     4,980 Groupe Danone (Food Products &
            Services)..........................      607,468
     5,200 L'Air Liquide SA (Chemicals) (b)....      728,756
    18,000 Michelin, Class - B (Tire & Rubber).      593,792
     7,000 Pechiney Cert. D'Invest (Metals)....      360,870
     6,000 PSA Peugeot Citroen (Automobiles)...      255,093
    53,600 Sanofi-Synthelabo SA
            (Pharmaceuticals)..................    3,999,288
    12,200 Schneider Electric SA (Hand/Machine
            Tools).............................      586,580
     9,100 Societe BIC SA (Office Products)....      310,809
    47,700 Societe Television Francaise 1
            (Media)............................    1,205,751
    14,300 STMicroelectronics NV - ADR
            (Semiconductors)...................      459,003
    15,700 Vivendi Universal SA (Multimedia)...      859,703
                                                ------------
                                                  12,496,506
                                                ------------
           Germany -- 1.59%
    14,100 Aixtron AG (Semiconductors).........      318,252
     1,200 Allianz AG Holdings (Insurance).....      283,674

                       Security                  Value
  Shares              Description               (Note 2)
  ------              -----------             ------------
           Germany (continued)
    24,400 Bayerische Motoren Werke AG
            (Auto Manufacturers)............. $    859,231
    49,100 DaimlerChrysler AG (Automobiles)..    2,102,812
     5,600 Deutsche Bank AG (Banking)........      395,399
     7,800 Epcos AG (Electronic Components)..      402,806
    14,100 Infineon Technologies AG
            (Semiconductors).................      295,026
    12,600 Infineon Technologies AG - ADR
            (Semiconductors).................      255,780
    38,400 Metro AG (Retail - Department
            Stores)..........................    1,350,524
       100 Siemens AG (Manufacturing)........        6,664
                                              ------------
                                                 6,270,168
                                              ------------
           Greece -- 0.16%
    37,600 Hellenic Telecommunications
            Organization SA
            (Telecommunications Services)....      612,650
                                              ------------
           Hong Kong -- 1.99%
   339,000 Amoy Properties Ltd. (Real Estate)      349,962
   231,000 Cheung Kong Holdings
            (Real Estate)....................    2,399,508
   318,000 China Mobile Ltd.
            (Telecommunications Services) (b)    1,119,424
   195,000 Hongkong Land Holdings Ltd. (Real
            Estate)..........................      368,550
   190,100 Hutchison Whampoa (Diversified
            Operations)......................    1,834,483
   464,500 Johnson Electric Holdings Ltd.
            (Electronics)....................      488,455
   368,000 Li & Fung Ltd. (Diversified
            Operations)......................      412,934
   164,500 Swire Pacific Ltd. (Diversified
            Financials)......................      896,561
                                              ------------
                                                 7,869,877
                                              ------------
           Ireland -- 0.80%
    86,462 Allied Irish Banks PLC (Banking)..    1,000,789
    72,625 CRH PLC (Construction)............    1,282,279
     9,500 Elan Corp. PLC - ADR
            (Pharmaceuticals)................      428,070
    44,000 Irish Life & Permanent PLC
            (Financial Services).............      446,613
                                              ------------
                                                 3,157,751
                                              ------------
           Italy -- 0.64%
    42,350 Assic Generali (Insurance)........    1,176,473
   109,100 ENI SpA (Oil & Gas)...............    1,367,732
                                              ------------
                                                 2,544,205
                                              ------------
           Japan -- 9.52%
    19,300 Advantest Corp. (Electrical &
            Electronics).....................    1,092,675
    52,000 Aeon Co., Ltd. (Retail)...........    1,174,424

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                          Security                    Value
  Shares                 Description                 (Note 2)
  ------                 -----------               ------------
           Common/Preferred Stocks (continued)
           Capital Guardian Trust Company (continued)
           Japan (continued)
    10,400 AIFUL Corp. (Financial Services)....... $    672,913
    19,500 Chubu Electric Power Co., Inc.
            (Utility Services - Electric).........      351,137
    40,000 Chugai Pharmaceutical Co., Ltd.
            (Pharmaceuticals).....................      463,605
    76,000 Daiwa Securities Group, Inc.
            (Financial Services)..................      399,542
        47 Fuji Television Network, Inc.
            (Broadcast Television)................      189,707
    46,000 Furukawa Electric Co., Ltd. (Wire &
            Cable Products).......................      244,285
    10,900 Hirose Electric Co., Ltd. (Electrical &
            Electronics)..........................      742,690
     9,000 Honda Motor Co., Ltd.
            (Automobiles).........................      359,149
    12,200 Hoya Corp. (Electrical Components).....      728,872
   141,000 Japan Airlines Co., Ltd. (Airlines)....      337,815
     2,800 Keyence Corp. (Electrical &
            Electronics)..........................      465,527
   147,000 Kokusai Securities Co., Ltd.
            (Financial Services)..................      852,434
     5,200 Mabuchi Motor Co., Ltd. (Electronic
            Components)...........................      428,506
     4,300 Matsushita Communications Industrial
            Co., Ltd. (Telecommunications
            Equipment)............................      116,473
   114,000 Mitsubishi Estate Co., Ltd. (Real
            Estate)...............................      834,168
   151,000 Mitsubishi Heavy Industries, Ltd.
            (Manufacturing - Diversified).........      403,250
   247,000 Mitsubishi Motors Corp.
            (Automobiles) (b).....................      418,389
   135,000 Mitsui Fudosan Co., Ltd. (Real
            Estate)...............................    1,030,063
   230,730 Mitsui Sumitomo Insurance Co., Ltd.
            (Insurance)...........................    1,082,702
    17,300 Murata Manufacturing Co., Ltd.
            (Electronics).........................    1,037,525
   206,000 NEC Corp. (Electronics)................    2,101,496
     2,000 Nichicon Corp. (Electronics)...........       21,975
    96,000 Nikko Securities Co., Ltd. (Financial
            Services).............................      428,506
    67,000 Nikon Corp. (Photo Equipment)..........      515,817
    14,400 Nintendo Co., Ltd. (Toys)..............    2,521,593
       107 Nippon Telegraph & Telephone
            Corp. (Telephone).....................      348,611
   302,000 Nissan Motor Co., Ltd.
            (Automobiles).........................    1,601,480
    64,000 Nomura Securities Co., Ltd.
            (Financial Services)..................      820,388

                       Security                    Value
Shares                Description                 (Note 2)
------                -----------                -----------
        Japan (continued)
    191 NTT DoCoMo, Inc. (Telecommunications
         Services).............................. $ 2,244,316
  5,000 ORIX Corp. (Financial Services).........     447,887
 11,800 Rohm Co. (Semiconductors)...............   1,531,497
 71,000 Sekisui House (Manufacturing/Housing)...     514,650
    400 Shimamura Co., Ltd. (Retail Apparel)....      23,501
 24,000 Shin-Etsu Chemical Co., Ltd. (Chemicals)     862,506
 46,000 Shionogi & Co., Ltd. (Pharmaceuticals)..     786,205
 47,300 Sony Corp. (Electrical & Electronics)...   2,161,812
  2,400 Sony Corp. - ADR (Electrical &
         Electronics)...........................     108,240
 45,600 Sumitomo Mitsui Banking Corp.
         (Banking)..............................     193,102
 65,000 Sumitomo Realty & Development Co.,
         Ltd. (Real Estate).....................     297,574
 66,000 Suzuki Motor Corp. (Automobiles)........     722,143
 20,000 Taiyo Yuden Co., Ltd. (Electronics).....     302,915
 13,000 TDK Corp. (Electrical & Electronics)....     613,002
 31,000 THK Co., Ltd. (Machinery)...............     452,251
 16,400 Tokyo Electric Power Co. (Utility
         Services - Electric)...................     349,123
 36,300 Tokyo Electron, Ltd. (Semiconductors)...   1,780,933
 13,600 Tokyo Seimitsu Co., Ltd. (Electrical &
         Electronics)...........................     461,773
 81,000 Tokyu Corp. (Transportation)............     244,125
227,000 Toray Industries (Chemicals)............     549,054
    191 UFJ Holdings, Inc. (Banking) (b)........     421,174
 31,000 Ushio, Inc. (Manufacturing).............     350,305
 14,000 Yamanouchi Pharmaceutical Co., Ltd.
         (Pharmaceuticals)......................     369,602
                                                 -----------
                                                  37,573,407
                                                 -----------
        Korea -- 0.54%
 18,540 Samsung Electronics - GDR
         (Electronics)..........................   2,132,100
                                                 -----------
        Mexico -- 0.85%
 62,000 America Movil SA de CV, Series - L -
         ADR (Telecommunications Services)......   1,207,760
 61,500 Telefonos de Mexico SA de CV - ADR
         (Telecommunications Services)..........   2,153,730
                                                 -----------
                                                   3,361,490
                                                 -----------
        Netherlands -- 3.22%
 87,126 ABN Amro Holding NV (Financial Services)   1,403,331
125,357 Aegon NV (Insurance)....................   3,393,096
 40,800 ASM Lithography Holding NV
         (Semiconductor Equipment) (b)..........     709,110
 29,000 Hagemeyer NV (Manufacturing -
          Diversified)..........................     542,239
 65,187 Heineken Holding NV (Brewery)...........   2,471,966
 15,000 Heineken Holding NV, Class - A
         (Brewery)..............................     427,381
 21,984 ING Groep NV (Diversified Financial
         Services)..............................     560,601

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                        Security                  Value
  Shares               Description               (Note 2)
  ------               -----------             ------------
           Common/Preferred Stocks (continued)
           Capital Guardian Trust Company (continued)
           Netherlands (continued)
    48,600 Koninklijke (Royal) Philips
            Electronics NV (Electronics)...... $  1,444,430
     6,700 Koninklijke (Royal) Philips
            Electronics NV - New York
            Shares (Electronics)..............      195,037
    21,900 Royal Dutch Petroleum Co. (Oil &
            Gas)..............................    1,109,507
     1,000 Royal Dutch Petroleum Co., New
            York Shares - ADR (Oil & Gas).....       49,020
    13,500 VNU NV (Printing & Publishing).....      414,813
                                               ------------
                                                 12,720,531
                                               ------------
           Norway -- 0.3%
     3,500 Norsk Hydro ASA (Manufacturing -
            Diversified)......................      146,723
    11,000 Norsk Hydro ASA - ADR
            (Manufacturing - Diversified).....      462,000
   122,600 Statoil ASA (Oil & Gas) (b)........      840,636
                                               ------------
                                                  1,449,359
                                               ------------
           Portugal -- 0.05%
    27,540 Portugal Telecom SA
            (Telecommunications Services) (b).      214,559
                                               ------------
           Russia -- 0.09%
     7,500 Lukoil - ADR (Oil & Gas)...........      363,750
                                               ------------
           Singapore -- 1.35%
   202,000 DBS Group Holdings Ltd. (Financial
            Services) (b).....................    1,510,071
    23,000 Development Bank of Singapore Ltd.
            (Banking).........................      171,893
    59,000 Singapore Airlines Ltd. (Airlines).      351,476
   334,000 Singapore Technologies Engineering
            Ltd. (Engineering)................      425,074
 2,128,160 Singapore Telecommunications Ltd.
            (Telecommunications Services).....    2,026,504
   121,360 United Overseas Bank Ltd. (Banking)      834,699
                                               ------------
                                                  5,319,717
                                               ------------
           South Korea -- 0.39%
     4,710 Samsung Electronics (Electronics)..    1,000,449
     6,200 Samsung Electronics Preferred NV
            (Electronics).....................      535,744
                                               ------------
                                                  1,536,193
                                               ------------
           Spain -- 0.86%
    18,100 Altadis SA (Tobacco) (b)...........      307,490
    92,900 Banco Bilbao Vizcaya Argentaria SA
            (Banking).........................    1,149,753

                        Security                   Value
  Shares               Description                (Note 2)
  ------               -----------              ------------
           Spain (continued)
    54,000 Industria de Diseno Textil SA
            (Apparel) (b)...................... $  1,029,400
    67,810 Telefonica SA (Telecommunications
            Services) (b)......................      907,458
                                                ------------
                                                   3,394,101
                                                ------------
           Sweden -- 0.91%
    61,600 Assa Abloy AB, Class - B (Metal
            Products)..........................      886,737
   192,480 Ericsson (LM), Class - B
            (Telecommunications Equipment).....    1,045,919
    77,200 ForeningsSparbanken AB (Banking)....      956,749
    48,300 Svenska Handelsbanken AB,
            Class - A (Banking)................      709,096
                                                ------------
                                                   3,598,501
                                                ------------
           Switzerland -- 3.33%
    41,968 Credit Suisse Group (Diversified
            Financial Services) (b)............    1,789,648
     5,082 Holcim Ltd. (Building Products).....    1,095,806
     2,480 Holcim Ltd., Class - B (Building
            Products)..........................      108,444
     7,515 Nestle SA, (Food)...................    1,602,316
    50,530 Novartis AG (Pharmaceuticals).......    1,826,067
    73,175 Richemont AG INH A Units
            (Retail - Specialty)...............    1,359,671
     9,500 Roche Holding AG
            (Pharmaceuticals)..................      678,044
    15,400 STMicroelectronics NV - New York
            Shares (Semiconductors)............      487,718
    27,069 Swiss Re (Diversified Financial
            Services)..........................    2,722,732
     3,688 Swisscom AG (Telecommunications
            Services)..........................    1,021,797
     9,000 UBS AG-Registered (Banking).........      454,258
                                                ------------
                                                  13,146,501
                                                ------------
           Taiwan -- 0.59%
    31,200 Hon Hai Precision Industry Co.
            Ltd. - GDR (Electronics)...........      285,340
   118,336 Taiwan Semiconductor
            Manufacturing Co. Ltd. - ADR
            (Semiconductors) (b)...............    2,031,829
                                                ------------
                                                   2,317,169
                                                ------------
           United Kingdom -- 7.78%
    82,700 ARM Holdings PLC (Electronics) (b)..      434,509
   131,900 AstraZeneca PLC (Pharmaceuticals)...    6,048,215
    18,251 AstraZeneca PLC (Pharmaceuticals)...      824,242
   124,000 BG Group PLC (Oil & Gas)............      500,808
     3,200 BOC Group PLC (Chemicals)...........       49,647
    84,700 Brambles Industries PLC (Diversified
            Operations) (b)....................      420,055

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

                                Security                 Value
  Shares                       Description              (Note 2)
  ------                       -----------              --------
                    Common/Preferred Stocks (continued)
                    Capital Guardian Trust Company (continued)
                    United Kingdom (continued)
    142,235         British Aerospace PLC (Aerospace/
                     Defense)........................ $    640,181
    124,000         British Airways PLC (Airlines)...      355,077
    183,500         Centrica PLC (Gas - Distribution)      591,556
     44,000         Compass Group PLC (Food Services)      326,275
     84,700         GKN PLC (Auto Related)...........      325,442
     18,100         GlaxoSmithKline PLC
                     (Pharmaceuticals)...............      453,626
    237,712         Granada Compass PLC (Media)......      496,466
     86,900         Hays PLC (Business Services).....      264,650
     52,300         HBOS PLC (Diversified Financial
                     Services).......................      610,087
    118,444         Lloyds TSB Group PLC (Financial).    1,280,820
    146,000         Marks & Spencer PLC (Retail -
                     Department Stores)..............      775,590
     76,000         National Grid Group PLC
                     (Electrical & Electronics)......      472,864
     81,800         Pearson PLC (Printing &
                     Publishing).....................      937,541
     88,400         Prudential Corp. PLC (Insurance).    1,015,759
     98,400         Reuters Group PLC (Multimedia)...      970,266
     93,900         Royal Bank of Scotland Group PLC
                     (Banking).......................    2,285,011
    130,000         Shell Transport & Trading Co. PLC
                     (Oil & Gas).....................      899,191
     38,500         Shire Pharmaceuticals Group PLC
                     (Pharmaceuticals) (b)...........      483,008
    115,900         Smiths Group PLC
                     (Manufacturing -- Diversified)..    1,142,823
    135,000         Unilever PLC (Consumer Goods)....    1,100,293
  2,686,716         Vodafone (Telecommunications
                     Services).......................    7,018,957
                                                      ------------
                                                        30,722,959
                                                      ------------
                    Total -- Capital Guardian Trust Company
                      (cost $198,019,687)............  169,503,676
                                                      ------------
                    Total Common/Preferred Stocks
                     (cost $406,213,061).............  372,199,497
                                                      ------------
                    Convertible Bonds -- 0.08%
                    Capital Guardian Trust Company -- 0.08%
                    Japan -- 0.04%
*48,000,000         Sanwa International Finance Berm
                     Trust (Banking).................      141,462
                                                      ------------
                    Luxembourg -- 0.04%
  **163,000         Hellenic Telecommunications
                     Organization SA
                     (Telecommunications Services)...      156,379
                                                      ------------
                    Total Convertible Bonds
                     (cost $615,592).................      297,841
                                                      ------------

 Shares or
 Principal                  Security                    Value
  Amount                   Description                 (Note 2)
  ------                   -----------                 --------
             Convertible Preferred Stock -- 0.03%
             Capital Guardian Trust Company -- 0.03%
             Japan -- 0.03%
 *30,000,000 UFJ International Finance (Banking).... $    109,873
                                                     ------------
             Total Convertible Preferred Stock (cost
              $264,742).............................      109,873
                                                     ------------
             Money Market Mutual Funds -- 1.36%
             Artisan Partners LP -- 1.36%
             United States -- 1.36%
   5,384,920 Deutsche Bank Institutional Liquid
              Assets Fund...........................    5,384,920
                                                     ------------
             Total Money Market Mutual Funds (cost
              $5,384,920)...........................    5,384,920
                                                     ------------
             Cash and Equivalents -- 3.88%
             Capital Guardian Trust Company -- 3.88%
             United States -- 3.88%
$ 15,302,725 Deutsche Bank Cash Sweep...............   15,302,725
                                                     ------------
             Total Cash & Equivalents (cost
              $15,302,725)..........................   15,302,725
                                                     ------------
             Total Investments (cost $427,781,040)
              (a) --  99.61%........................  393,294,856
             Other assets in excess of
              liabilities -- 0.39%..................      550,289
                                                     ------------
             Total Net Assets -- 100.00%............ $393,845,145
                                                     ============

--------
(a) Represents cost of federal income tax and financial reporting purposes and differs from value of net unrealized depreciation of securities as follows:

                   Unrealized appreciation.... $ 19,598,604
                   Unrealized depreciation....  (54,084,788)
                                               ------------
                   Net unrealized depreciation $(34,486,184)
                                               ============

(b) Represents non-income producing securities.

*  Principal amount is denominated in Yen.
** Principal amount is denominated in Euro.

   ADR -- American Depository Receipt
   GDR -- Global Depository Receipt
   PLC -- Public Liability Company


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Contract
 Amount                                           Value on                 Unrealized
 (Local                               Settlement Origination  Value on   Appreciation/
Currency)  Forward Exchange Contracts    Date       Date      12/31/01   (Depreciation)
---------  -------------------------- ---------- ----------- ----------- --------------
            Currency Purchased
   477,502  Australian Dollar........   1/4/02   $   244,242 $   244,363    $    121
    43,320  British Pound............   1/3/02        62,849      63,037         188
     9,122  British Pound............   1/4/02        13,270      13,272           2
   243,665  Euro.....................   1/3/02       215,181     216,925       1,744
   605,269  Euro.....................  1/15/02       543,787     538,634      (5,153)
 1,412,718  Euro.....................  1/18/02     1,278,254   1,257,024     (21,230)
   452,350  Euro.....................  1/23/02       405,199     402,408      (2,791)
   681,688  Euro.....................  1/23/02       610,632     606,427      (4,205)
 1,330,756  Euro.....................  1/28/02     1,169,543   1,183,575      14,032
 1,271,053  Euro.....................  1/29/02     1,132,000   1,130,426      (1,574)
   776,026  Euro.....................   2/8/02       694,000     689,887      (4,113)
   904,380  Euro.....................  2/19/02       795,157     803,654       8,497
    81,808  Euro.....................  2/20/02        72,137      72,694         557
   559,489  Euro.....................  2/21/02       490,453     497,137       6,684
   746,689  Euro.....................  2/21/02       654,554     663,474       8,920
 1,432,402  Euro.....................  2/28/02     1,301,001   1,272,424     (28,577)
   447,146  Euro.....................   3/7/02       394,726     397,100       2,374
 1,992,918  Euro.....................  3/18/02     1,713,454   1,769,114      55,660
   403,612  Euro.....................  3/18/02       363,483     358,286      (5,197)
   239,947  Euro.....................  3/22/02       214,768     212,968      (1,800)
   279,628  Euro.....................  3/26/02       240,210     248,150       7,940
 3,310,903  Euro.....................  3/28/02     2,845,152   2,937,959      92,807
 2,328,796  Euro.....................  4/26/02     2,030,691   2,064,599      33,908
   494,547  Euro.....................  5/27/02       451,147     438,041     (13,106)
   494,547  Euro.....................  5/27/02       453,450     438,040     (15,410)
   494,547  Euro.....................  5/28/02       451,147     438,028     (13,119)
   994,697  Swiss Franc..............  2/28/02       603,578     599,319      (4,259)
 1,020,350  Swiss Franc..............  3/25/02       640,119     614,780     (25,339)
 1,220,305  Swiss Franc..............  3/27/02       743,934     735,256      (8,678)
   621,969  Swiss Franc..............  6/20/02       381,085     374,826      (6,259)
11,295,905  Yen......................   1/8/02        86,195      86,224          29
52,555,500  Yen......................  5/27/02       453,450     404,046     (49,404)
52,555,500  Yen......................  5/27/02       453,450     404,046     (49,404)
                                                 ----------- -----------    --------
            Total Currency Purchased.            $22,202,298 $22,176,143    $(26,155)
                                                 =========== ===========    ========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

 Contract
  Amount                                            Value on                     Unrealized
  (Local                                Settlement Origination     Value on    Appreciation/
 Currency)  Forward Exchange Contracts     Date       Date         12/31/01    (Depreciation)
 ---------  --------------------------  ---------- ------------  ------------  --------------
            Currency Sold
     31,441 British Pound..............   1/2/02   $    (45,616) $    (45,760)   $     (144)
    171,748 British Pound..............  3/26/02       (240,210)     (248,773)       (8,563)
  1,446,951 British Pound..............  4/26/02     (2,030,691)   (2,092,206)      (61,515)
      7,496 Canadian Dollar............   1/3/02         (4,703)       (4,696)            7
    639,102 Canadian Dollar............  1/23/02       (405,199)     (400,335)        4,864
    114,490 Canadian Dollar............  2/20/02        (72,137)      (71,705)          432
    620,818 Canadian Dollar............   3/7/02       (394,726)     (388,784)        5,942
    247,598 Euro.......................   1/4/02       (218,728)     (220,417)       (1,689)
    494,547 Euro.......................  5/27/02       (453,450)     (438,041)       15,409
    494,547 Euro.......................  5/27/02       (453,450)     (438,041)       15,409
  2,972,638 Hong Kong Dollar...........  6/20/02       (381,085)     (381,000)           85
  6,827,163 Swedish Krone..............  3/25/02       (640,119)     (647,709)       (7,590)
    261,972 Swiss Franc................   1/4/02       (156,001)     (157,793)       (1,792)
    100,771 Swiss Franc................   1/7/02        (60,180)      (60,699)         (519)
 65,816,925 Yen........................  1/15/02       (543,787)     (502,496)       41,291
153,717,840 Yen........................  1/18/02     (1,278,254)   (1,173,778)      104,476
 73,492,800 Yen........................  1/23/02       (610,632)     (561,328)       49,304
144,844,830 Yen........................  1/28/02     (1,169,543)   (1,106,587)       62,956
 96,425,045 Yen........................  2/19/02       (795,157)     (737,464)       57,693
 60,113,200 Yen........................  2/21/02       (490,453)     (459,793)       30,660
 80,353,435 Yen........................  2/21/02       (654,554)     (614,607)       39,947
153,510,500 Yen........................  2/28/02     (1,301,001)   (1,174,568)      126,433
 73,995,504 Yen........................  2/28/02       (603,578)     (566,168)       37,410
104,690,700 Yen........................  2/28/02       (890,000)     (801,029)       88,971
202,438,600 Yen........................  3/18/02     (1,713,454)   (1,550,341)      163,113
 46,161,097 Yen........................  3/18/02       (363,483)     (353,517)        9,966
 27,395,945 Yen........................  3/22/02       (214,768)     (209,850)        4,918
 95,098,356 Yen........................  3/27/02       (743,934)     (728,630)       15,304
344,045,850 Yen........................  3/28/02     (2,845,152)   (2,636,166)      208,986
142,022,920 Yen........................   4/4/02     (1,085,000)   (1,088,613)       (3,613)
 52,555,500 Yen........................  5/27/02       (451,147)     (404,046)       47,101
 52,555,500 Yen........................  5/27/02       (453,450)     (404,046)       49,404
 52,555,500 Yen........................  5/28/02       (451,147)     (404,068)       47,079
                                                   ------------  ------------    ----------
            Total Currency Sold........            $(22,214,789) $(21,073,054)   $1,141,735
                                                   ============  ============    ==========
            Net Unrealized Appreciation                                          $1,115,580
                                                                                 ==========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments -- December 31, 2001 (Unaudited)

Principal                              Security                                       Maturity    Value
 Amount                               Description                            Rate (%)   Date     (Note 2)
----------                            -----------                            -------- -------- ------------
           Asset Backed Securities -- 10.66%
$1,030,000 ANRC Auto Owners Trust, Series 2001-A, A4........................   4.320   6/16/08 $  1,028,455
 2,370,000 Conseco Finance Mortgage, Series 2000-B, AF6.....................   7.800   5/15/20    2,536,008
 1,375,000 Contimortgage Home Equity Loan Trust, Series 1998-1, A7..........   6.870  12/15/22    1,433,825
 1,805,000 Copelco Capital Funding Corp., Series 1999-B, A4.................   6.900  12/18/04    1,884,654
 1,560,000 Felco Funding II LLC, Series 2000-1, A4*.........................   7.720  12/15/05    1,656,697
   682,000 Green Tree Home Improvement Loan Trust, Series 1998-E, HIB1......   7.790   2/15/15      695,426
   721,000 Green Tree Home Improvement Loan Trust, Series 1999-E, B1........  10.340   3/15/15      755,712
   375,000 Heller Equipment Asset Receivable Trust, Series 1999-2, A4.......   6.790   3/14/07      372,149
   185,000 Honda Auto Receivables Owners Trust, Series 2001-3, A4...........   3.960   2/19/07      183,609
   400,000 Household Automotive Trust V, Series 2000-2, A4..................   7.430   4/17/07      429,751
   720,000 MMCA Automobile Trust, Series 2000-2, A3.........................   6.780  10/15/04      744,732
 1,000,000 Ryder Vehicle Lease Trust, Series 1999-A, A5.....................   7.130  10/16/06    1,062,648
    55,000 WFS Financial Owner Trust, Series 2000-A, A4.....................   7.410   9/20/07       58,379
 1,730,000 World Omni Auto Receivables Trust, Series 2001-B, A4.............   4.490   8/20/08    1,725,628
                                                                                               ------------
           Total Asset Backed Securities (cost $14,014,157).................                     14,567,673
                                                                                               ------------
           Collateralized Mortgage Obligations -- 16.03%
 1,000,000 Bank of America Mortgage Securities, Series 2000-7, A4...........   7.125  12/25/30    1,030,791
 1,000,000 Centex Home Equity, Series 2001-B, A3............................   5.770  11/25/27    1,015,069
   350,000 Chase Commercial Mortgage Securities Corp., Series 1996-2, A2....   6.900  11/19/28      370,598
 1,358,000 Citicorp Mortgage Securities, Inc., Series 1999-1, A5............   6.500   3/25/29    1,390,103
 1,474,311 Citicorp Mortgage Securities, Inc., Series 1999-7, A3............   7.000   5/25/11    1,526,089
   870,000 Conseco, Series 1999-6, B1.......................................   9.200    6/1/30      882,056
   450,000 FMAC Loan Receivables Trust, Series 1998-DA, A3*.................   6.729  12/15/19      429,727
   190,000 GE Capital Mortgage Services, Inc., Series 1994-10, A10..........   6.500   3/25/24      194,545
 1,315,000 GMAC Mortgage Corp., Series 2001-HE2, IIA4.......................   6.370   3/25/23    1,347,083
   480,000 Green Tree Financial Corp., Series 1996-2, A4....................   7.200   4/15/27      505,728
   607,535 Green Tree Financial Corp., Series 1996-5, A5....................   7.450   7/15/27      617,912
   405,000 Green Tree Financial Corp., Series 1997-6, B1....................   7.170   1/15/29      394,668
   780,000 Green Tree Financial Corp., Series 1998-4, B1....................   7.260    2/1/30      754,208
   520,000 Green Tree Financial Corp., Series 1999-2, A3....................   6.080   12/1/30      539,653
 2,720,000 JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, A3..   7.088   9/15/29    2,881,759
   595,000 LB Commercial Conduit Mortgage Trust, Series 1998-C1, A2.........   6.400   8/18/07      617,598
   376,088 Merrill Lynch Mortgage Investors, Inc., Series 1990-C, B*........   9.700   6/15/10      381,729
   930,000 Nationslink Funding Corp., Series 1998-2, A2.....................   6.476   8/20/30      962,624
 1,400,000 Oakwood Mortgage Investors, Inc., Series 2000-A, M2..............   8.250   4/15/30    1,401,328
   275,000 Prudential Home Mortgage Securities, Series 1994-12, A7..........   6.050   4/25/24      245,039
 1,000,000 Structured Asset Securities Corp., Series 2001-12, 2A1...........   5.750   9/25/31      998,650
 1,430,000 Vanderbilt Mortgage Finance, Series 2001-C, A2...................   4.235    8/7/14    1,402,160
   754,151 Wells Fargo Mortgage Backed Securities Trust, Series 2001-1, A1..   7.000   2/25/31      773,555
 1,240,000 Wells Fargo Mortgage Backed Securities Trust, Series 2001-15, 1A2   6.500   7/25/31    1,241,029
                                                                                               ------------
           Total Collateralized Mortgage Obligations (cost $21,563,317).....                     21,903,701
                                                                                               ------------
           Corporate Bonds -- 30.15%
 2,010,000 Agfirst Farm Credit Bank.........................................   8.393  12/15/16    2,145,675
   977,979 America West Airlines, Series 1999-1.............................   7.930    1/2/19      978,175
 2,230,000 American General Corp., Series B*................................   8.125   3/15/46    2,486,449
 1,400,000 Archstone Community Trust........................................   7.200   4/15/03    1,459,500
 1,845,000 Autopista Del Maipo* (MBIA)......................................   7.373   6/15/22    1,828,358
   748,017 BAE Systems 2001 Asset Trust*....................................   6.664   9/15/13      771,179
   550,000 BFC Finance Corp., Series 1996-A.................................   7.375   12/1/17      549,461
 1,135,000 Develop Bank Singapore*..........................................   7.125   5/15/11    1,167,631
   890,000 Dobie Center Properties Ltd.*....................................   6.410    5/1/08      893,741

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                      Security                                                Maturity    Value
 Amount                                       Description                                     Rate (%)   Date     (Note 2)
----------                                    -----------                                     -------- -------- ------------
           Corporate Bonds (continued)
$  950,000 Dobie Center Properties Ltd.*.....................................................  6.460     5/1/09 $    933,520
 1,680,000 DPM Trust.........................................................................  6.161   12/15/03    1,751,399
   210,000 Dynex Capital, Inc. (ACA).........................................................  7.875    7/15/02      214,034
   704,000 Eastern Energy Ltd.*..............................................................  6.750    12/1/06      731,280
 1,650,000 Energy East Corp..................................................................  7.750   11/15/03    1,722,188
 1,550,000 ERAC USA Finance*.................................................................  6.375    5/15/03    1,575,188
   395,000 Farmers Insurance Exchange*.......................................................  8.625     5/1/24      378,213
   400,000 First American Financial..........................................................  7.550     4/1/28      335,000
 1,990,000 Ford Motor Credit Co..............................................................  7.375   10/28/09    1,959,985
 1,590,000 Health Care Services Corp.*.......................................................  7.750    6/15/11    1,623,260
    95,000 National Westmenster Bank.........................................................  7.375    10/1/09      102,802
   425,000 Ohio National Life Insurance*.....................................................  8.500    5/15/26      435,094
 1,090,000 Oneok, Inc., Series B.............................................................  7.750     3/1/05    1,156,763
 1,530,000 PacifiCorp........................................................................  6.900   11/15/11    1,535,738
 2,080,000 Pemex Finance Ltd.................................................................  6.550    2/15/08    2,120,434
 1,100,000 Pemex Finance Ltd.................................................................  7.330    5/15/12    1,163,415
 1,895,000 PP&L Capital Funding, Inc., MTN...................................................  6.790   11/22/04    1,987,380
 1,600,000 Prologis Trust....................................................................  6.700    4/15/04    1,667,261
   345,000 Puget Sound Energy, MTN...........................................................  6.740    6/15/18      306,188
 1,830,000 Qwest Capital Funding*............................................................  7.000     8/3/09    1,777,387
 1,515,000 Sempra Energy.....................................................................  6.950    12/1/05    1,550,766
 1,605,000 Telefonica Europe BV..............................................................  7.750    9/15/10    1,705,082
 1,775,000 Torchmark Corp....................................................................  6.250   12/15/06    1,772,835
   365,000 Washington Mutual Financial.......................................................  8.250    6/15/05      401,500
                                                                                                                ------------
           Total Corporate Bonds (cost $40,273,379)..........................................                     41,186,881
                                                                                                                ------------
           Taxable Municipal Bond -- 5.73%
           California -- 2.36%
   335,000 City of Long Beach Marina Pacifica CA, Revenue Bond, Industrial Improvements......  9.500     1/1/23      348,819
 1,770,000 Pico Rivera CA Water Authority....................................................  6.450     5/1/09    1,825,312
 1,000,000 San Diego CA Pub Jack Murphy Stadium, Revenue, Recreational Facility Improvements.  6.850     2/1/06    1,057,500
                                                                                                                ------------
                                                                                                                   3,231,631
                                                                                                                ------------
           Florida -- 0.06%
    70,000 Dade County FL Aviation Revenue, Series C (AMBAC).................................  8.650    10/1/03       75,600
                                                                                                                ------------
           Georgia -- 0.06%
   265,000 Atlanta GA Urban Residential Finance Authority, Revenue Bond, Zero Coupon (FNMA)..  0.000    10/1/16       82,150
                                                                                                                ------------
           New York -- 0.47%
   635,000 New York City Mortgage Loan Trust, Series 1996, A3*...............................  6.750    9/25/19      644,386
                                                                                                                ------------
           Pennsylvania -- 1.64%
   520,000 Allegheny County PA Residential Finance Authority, Revenue Bond, Zero Coupon (FHA)  0.000     8/1/28       71,500
 2,110,000 Norristown PA, Series 1998........................................................  7.000   10/15/18    2,170,662
                                                                                                                ------------
                                                                                                                   2,242,162
                                                                                                                ------------
           Texas -- 0.88%
 1,195,000 Houston Texas Apartment Systems Revenue, Rental Car Project (FGIC)................  6.880     1/1/28    1,202,469
                                                                                                                ------------
           Utah -- 0.26%
   340,000 Clearfield City Utah Multi-Family, Revenue Bond, Local Housing....................  6.650    11/1/07      356,150
                                                                                                                ------------
           Total Taxable Municipal Bond (cost $7,623,348)....................................                      7,834,548
                                                                                                                ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                Security                                          Maturity    Value
 Amount                                 Description                               Rate (%)   Date     (Note 2)
----------                              -----------                               -------- -------- ------------
           U.S. Government Agency Mortgages -- 21.09%
$   73,255 Fannie Mae, Series G93-31, Class G....................................  7.000    1/25/03 $     74,158
   430,000 Fannie Mae, Series 1994-92, Class DE..................................  7.500    7/25/07      445,665
 1,555,000 Fannie Mae, Series 1998-M1, Class A2..................................  6.250    1/25/08    1,585,679
   177,055 Fannie Mae, Series 1997-M2, Class B...................................  7.350    2/17/08      179,392
   258,579 Fannie Mae, Series 1995-2, Class H....................................  8.500    6/25/10      260,389
 1,300,000 Fannie Mae, Series 2001-69, Class OC..................................  5.500    7/25/11    1,308,580
 1,000,000 Fannie Mae, Series 2001-51, Class QU..................................  6.000    5/25/13    1,014,400
 2,885,000 Fannie Mae, Series 2001-48, Class PA..................................  6.000    9/25/13    2,960,962
 1,300,000 Fannie Mae, Series 2002-3, Class ON...................................  6.000    1/25/16    1,316,047
   628,917 Fannie Mae, Pool #251985..............................................  6.500    10/1/28      632,068
   217,224 Fannie Mae, Pool #253496..............................................  8.500     7/1/23      234,117
    11,284 Fannie Mae, Pool #303387..............................................  8.000     7/1/02       11,312
   807,082 Fannie Mae, Pool #443869..............................................  6.500     9/1/28      811,126
   709,523 Fannie Mae, Pool #535933..............................................  6.500     5/1/31      710,673
 1,026,821 Fannie Mae, Pool #564235..............................................  9.000    11/1/30    1,090,741
   342,980 Fannie Mae, Pool #587906..............................................  6.000     7/1/16      344,050
   145,000 Freddie Mac, Series 1496, Class KB....................................  6.500    5/15/08      148,177
 2,300,000 Freddie Mac, Series 2368, Class TP....................................  6.000    7/15/12    2,358,558
 2,760,000 Freddie Mac, Series 2366, Class MD....................................  6.000   10/15/16    2,689,233
   700,000 Freddie Mac, Series 2354, Class QB....................................  5.850   11/15/24      716,968
 2,553,546 Freddie Mac, Series 2111, Class DA....................................  5.835    3/15/25    2,591,568
 2,480,000 Freddie Mac, Series 2131, Class PE....................................  6.000    4/15/26    2,452,379
 2,310,000 Freddie Mac, Series 2157, Class PE....................................  6.000    8/15/27    2,260,312
 1,476,328 Freddie Mac, Gold Pool #C31226........................................  6.500     9/1/29    1,484,050
   352,673 Freddie Mac, Gold Pool #E64408........................................  7.500    12/1/10      370,349
   162,537 Government National Mortgage Assoc., Pool #530012.....................  8.000    6/15/30      170,129
   575,000 Government National Mortgage Assoc., Series 2001-19, Class PB.........  6.500    9/20/26      591,209
                                                                                                    ------------
           Total U.S. Government Agency Mortgages (cost $28,231,675).............                     28,812,291
                                                                                                    ------------
           U.S. Treasury Bonds -- 9.03%
 1,150,000 U.S. Treasury Bonds...................................................  7.250    5/15/16    1,329,553
 7,346,000 U.S. Treasury Bonds...................................................  8.125    8/15/19    9,274,898
 1,685,000 U.S. Treasury Bonds...................................................  6.000    2/15/26    1,736,603
                                                                                                    ------------
           Total U.S. Treasury Bonds (cost $11,844,633)..........................                     12,341,054
                                                                                                    ------------
           U.S. Treasury Notes -- 4.25%
 4,055,000 U.S. Treasury Notes...................................................  5.875   11/15/04    4,293,548
    86,000 U.S. Treasury Notes...................................................  6.125    8/15/07       92,531
 1,335,000 U.S. Treasury Notes...................................................  6.000    8/15/09    1,423,183
                                                                                                    ------------
           Total U.S. Treasury Notes (cost $5,809,458)...........................                      5,809,262
                                                                                                    ------------
           Repurchase Agreements -- 2.57%
 3,518,184 SEI Tri Party Repurchase Agreement dated 12/31/01, due 1/1/02 at 1.89%                      3,518,184
                                                                                                    ------------
           Total Repurchase Agreements (cost $3,518,184).........................                      3,518,184
                                                                                                    ------------
           Total Investments (cost $132,878,151) (a) -- 99.51%...................                    135,973,594
           Other assets in excess of liabilities -- 0.49%........................                        665,167
                                                                                                    ------------
           Total Net Assets -- 100.00%...........................................                   $136,638,761
                                                                                                    ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $3,731,956
                    Unrealized depreciation....   (636,513)
                                                ----------
                    Net unrealized appreciation $3,095,443
                                                ==========

* Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA -- American Capital Access
AMBAC -- AMBAC Indemnity Corp.
FGIC -- Financial Guaranty Insurance Co.
FHA -- Federal Housing Administration
FNMA -- Federal National Mortgage Association
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments -- December 31, 2001 (Unaudited)

Principal                                         Security                                                  Maturity    Value
 Amount                                          Description                                       Rate (%)   Date     (Note 2)
----------                                       -----------                                       -------- -------- ------------
           Municipal Bonds -- 97.57%
           Alabama -- 1.66%
$  625,000 Alabama Housing Financial Authority, AMT...............................................  5.650     6/1/08 $    633,337
    25,000 Bessemer Alabama Medical Clinic........................................................  7.250     4/1/03       25,586
   130,000 Birmingham Alabama Industrial Development Board, AMT (LOC).............................  4.500     4/1/04      128,981
   175,000 Birmingham Alabama Industrial Development Board, AMT (LOC).............................  4.500     4/1/04      173,628
   295,000 Birmingham Alabama Industrial Development Board, AMT (LOC).............................  5.000     4/1/09      295,307
   265,000 Birmingham Alabama Industrial Development Board, AMT (LOC).............................  5.000     4/1/09      265,276
   135,000 Birmingham Alabama Industrial Development Board, AMT (LOC).............................  5.500     4/1/14      131,019
   330,000 Birmingham Alabama Industrial Development Board, AMT (LOC).............................  5.500     4/1/14      320,268
   115,000 Birmingham Alabama Industrial Development Board, AMT (LOC).............................  5.750     4/1/19      115,106
   380,000 Birmingham Alabama Industrial Development Board, AMT (LOC).............................  5.750     4/1/19      380,350
   160,000 Birmingham Alabama Medical Clinic, Revenue, ETM........................................  7.300     7/1/05      180,888
   690,000 Birmingham Alabama Special Care Facilities, Methodist Home For Aging (LOC).............  5.000     3/1/14      685,121
   165,000 Gadsden Alabama East Medical Clinic, Hospital Revenue, Baptist Hospital of Gadsden, ETM  6.900     7/1/07      179,708
    65,000 Lauderale County & Florence Alabama, ETM...............................................  7.000     7/1/07       71,354
                                                                                                                     ------------
                                                                                                                        3,585,929
                                                                                                                     ------------
           Alaska -- 0.20%
   415,000 Alaska State Housing Financial Corp., Series A, Revenue Bond (MBIA)....................  6.000    12/1/15      428,994
                                                                                                                     ------------
           Arizona -- 3.33%
     5,000 Maricopa County Arizona Hospital Revenue, ETM..........................................  7.125    10/1/02        5,204
    55,000 Maricopa County Arizona Hospital Revenue, ETM..........................................  6.750     1/1/04       56,811
    10,000 Maricopa County Arizona Industrial Development Authority (Asset GTY)...................  4.900     5/1/06       10,334
    40,000 Maricopa County Arizona Industrial Development Authority (Asset GTY)...................  5.000     5/1/07       41,260
    95,000 Maricopa County Arizona Industrial Development Authority (Asset GTY)...................  5.300     5/1/13       97,305
 2,000,000 Maricopa County Arizona Industrial Development Authority, Multi-Family Housing
            Revenue, Series A-1 (GNMA)............................................................  6.000   10/20/31    2,102,220
 2,510,000 Maricopa County Arizona Industrial Development Authority, Multi-Family Housing
            Revenue, Series A-1 (GNMA)............................................................  6.050   10/20/36    2,610,449
   720,000 Phoenix Health Facilities Authority Hospital, ETM......................................  6.250     9/1/11      749,461
   230,000 Pinal County Arizona Community College (AMBAC).........................................  5.250     7/1/07      244,343
   245,000 Pinal County Arizona Community College (AMBAC).........................................  5.250     7/1/08      260,036
    95,000 Pinal County Arizona Community College (AMBAC).........................................  4.750     7/1/09       97,717
   175,000 Pinal County Arizona Community College (AMBAC).........................................  4.800     7/1/09      180,562
   400,000 Show Low Arizona Industrial Development Authority, Navapache Regional Medical
            Center, Series A (ACA)................................................................  5.125    12/1/06      413,412
   340,000 Yuma Arizona Industrial Develoment Multi-Family (GNMA).................................  5.400   12/20/17      341,282
                                                                                                                     ------------
                                                                                                                        7,210,396
                                                                                                                     ------------
           Arkansas -- 0.57%
    36,437 Drew County Arkansas Public Facility Board, Single Family, Series A-2 (FNMA)...........  7.900     8/1/11       38,276
    90,000 Fayetteville Arkansas Public Facilities Board Refunding................................  7.250     4/1/11       92,496
    30,000 Jefferson County Arkansas Health Care, ETM.............................................  7.400    12/1/10       34,347
     1,662 Lonoke County Arkansas Residential Housing Refunding, Series B, Facilities Board,
            Single Family Mortgage Revenue........................................................  7.375     4/1/11        1,737
   100,000 Mississippi County Arkansas Public Facilities Refunding, Series 1......................  7.200    7/15/10      104,518
   417,000 North Little Rock Arkansas Residential Housing, Capital Appreciation, Sub-Mortgage,
            Zero Coupon...........................................................................  0.000    12/1/10      226,894
   625,000 Rogers Arkansas Sales & Use Tax Revenue................................................  5.350    11/1/11      633,668
    15,000 Rogers Arkansas Sales & Use Tax Revenue................................................  5.000    11/1/15       15,000
    65,000 Saline County Arkansas Residential Housing Board.......................................  7.875     3/1/11       67,608
    28,113 Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B.  7.750     9/1/11       28,152
                                                                                                                     ------------
                                                                                                                        1,242,696
                                                                                                                     ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                       Security                                                Maturity    Value
 Amount                                        Description                                     Rate (%)   Date     (Note 2)
----------                                     -----------                                     -------- -------- ------------
           Municipal Bonds (continued)
           California -- 2.85%
$  405,000 Abag Finance Authority for Non-Profit Companies, American Baptists Homes...........  5.500    10/1/07 $    394,425
     5,000 Atwater California Redevelopment Agency Tax Allocation, Downtown Redevelopment
            Project, Series A (ACA)...........................................................  5.500     6/1/02        5,070
   210,000 California Statewide Communities Development Authority, Multi-Family, Cudahy
            Gardens, Series I, AMT (LOC)......................................................  5.100    10/1/12      212,358
   230,000 California Statewide Communities Development Authority, Multi-Family, Cudahy
            Gardens, Series I, Mandatory Put 4/1/16 @ 100, AMT (LOC)..........................  5.600     4/1/29      232,420
 1,342,000 California Statewide Communities Development Authority, Multi-Family, Pioneer Park,
            Series T, AMT (GNMA)..............................................................  6.100   12/20/20    1,387,829
   180,000 California Statewide Communities Development Authority, Multi-Family, Riverside
            Gardens, AMT (LOC)................................................................  5.100    10/1/12      181,267
    70,000 Colton California Redevelopment Agency, ETM........................................  7.250     8/1/11       81,459
    95,000 Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests
            Apartments, Series C, AMT (FNMA)..................................................  4.850     5/1/11       93,248
   110,000 Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)..............  6.700     6/1/24      116,881
    55,000 Emeryville California Redevelopment Agency, ETM....................................  7.500     9/1/11       64,538
    65,000 Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition
            Projects, AMT (FNMA)..............................................................  5.150     8/1/07       66,561
    35,000 Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition
            Projects, AMT (FNMA)..............................................................  5.150     8/1/07       35,841
   125,000 Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects
            (GNMA)............................................................................  6.650    5/20/08      135,151
   870,000 Los Angeles California Community Redevelopment, Angelus Plaza Project,
            Series A (FNMA)...................................................................  7.400    6/15/10      950,919
    50,000 Los Angeles California Community Redevelopment, Monterey Hills Redevelopment
            Project...........................................................................  8.650    12/1/22       54,969
   295,000 Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects,
            Series A, AMT (FNMA)..............................................................  5.700    12/1/27      309,806
   655,000 Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects,
            Mandantory 12/1/07 Put @ 100, AMT (FNMA)..........................................  5.850    12/1/27      687,927
    45,000 Rialto California Redevelopment Agency Multi-Family Housing (FNMA).................  5.600    11/1/06       48,312
   120,000 Riverside County California Housing Authority Breezewood Apartments Project,
            Series B (MBIA)...................................................................  5.000     6/1/19      114,882
    45,000 Sacramento California Municipal Utility District, Series M, ETM....................  8.750     4/1/03       47,111
    50,000 Santa Clara County California Multi-Family Housing (GNMA)..........................  5.750    5/20/05       53,438
   110,000 Turlock California Public Financing Authority......................................  5.250     9/1/15      109,643
   755,000 Vista California Multi-Family Housing Revenue, Pepperwood Apartments Project,
            Series A, Mandatory Put 6/1/05 @100 (FNMA)........................................  5.700     6/1/25      785,902
                                                                                                                 ------------
                                                                                                                    6,169,957
                                                                                                                 ------------
           Colorado -- 3.73%
    80,000 Arvada Colorado Industrial Development Revenue, AMT (LOC)..........................  5.600    12/1/12       81,446
   120,000 Arvada Colorado Industrial Development Revenue, AMT (LOC)..........................  5.800    12/1/17      121,609
   310,000 Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC).......  4.875    12/1/28      316,975
    30,000 Aurora Colorado Housing Authority, Single Family Mortgage Revenue..................  7.300     5/1/10       29,999
    25,000 Colorado Housing Financial Authority...............................................  5.000     5/1/05       25,047
    30,000 Colorado Housing Financial Authority...............................................  4.750    11/1/05       31,123
   190,000 Colorado Housing Financial Authority...............................................  6.500     5/1/16      202,113
   290,000 Colorado Housing Financial Authority...............................................  6.550     5/1/25      307,246
   350,000 Colorado Housing Financial Authority (FHA).........................................  5.700    10/1/21      350,193
     5,000 Colorado Housing Financial Authority, AMT..........................................  5.750    11/1/04        5,101

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                          Security                                                    Maturity
 Amount                                           Description                                         Rate (%)   Date
----------                                        -----------                                         -------- --------
           Municipal Bonds (continued)
           Colorado (continued)
$  230,000 Colorado Housing Financial Authority, AMT.................................................  5.200    12/1/05
 1,040,000 Colorado Housing Financial Authority, AMT.................................................  6.400    11/1/24
   110,000 Denver Colorado City & County Multi-Family Housing (FHA)..................................  4.700     7/1/08
    70,000 Denver Colorado City & County Multi-Family Housing, AMT (FHA).............................  5.100    11/1/07
   275,000 Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA).................  5.400    9/20/10
 2,650,000 Superior Metropolitan District No.1, Colorado Water & Sewer, Series C, Mandatory Put,
            12/1/04 @ 100 (LOC)......................................................................  5.500    12/1/20
    25,000 Vail Colorado Single Family Mortgage Revenue..............................................  8.125     6/1/10
 1,220,000 Westminster Colorado Multi-Family, Mandatory Put 9/1/06 @ 100 (AXA).......................  5.950     9/1/06
   765,000 Westminster Colorado Multi-Family, Mandatory Put 12/1/05 @100 (FNMA)......................  5.350    12/1/25



           Connecticut -- 2.54%
 4,815,000 Stamford Connecticut Housing Authority, Multi-Family, AMT, Mandatory Put
            12/1/08@100..............................................................................  4.750    12/1/28
   385,000 Waterbury Connecticut Housing Authority Mortgage Revenue (AMBAC)..........................  4.850     7/1/09
   350,000 Waterbury Connecticut Housing Authority Mortgage Revenue (AMBAC)..........................  4.850     7/1/09



           Delaware -- 0.24%
     5,000 Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula
            United, Series A.........................................................................  6.000     5/1/09
   205,000 Delaware State Housing Authority Revenue, Residential Mortgage, Series A..................  8.750     6/1/17
    15,000 Delaware State Economic Development (MBIA)................................................  7.000    10/1/03
   265,000 Sussex County Delaware Single Family Mortgage, ETM........................................  7.500     3/1/10



           District of Columbia -- 0.47%
   300,000 District of Columbia Housing Finance Agency (Asset GTY)...................................  4.850     6/1/08
   195,000 District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT
            (FHA)....................................................................................  5.000     2/1/08
   510,000 District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT
            (FNMA/GNMA)..............................................................................  6.250    12/1/28



           Florida -- 2.57%
 1,980,000 Boca Place Associates, LTD Florida Revenue (LOC)..........................................  4.650     2/1/04
   125,000 Brevard County Florida Health Facilities Authority, ETM...................................  7.375   11/15/04
    50,000 Dade City Florida Governmental Leasing Corp., Certificates of Participation...............  9.000     4/1/20
   260,000 Dade County Florida Housing Finance Authority, AMT, Mandatory Put 6/1/06 @ 100
            (FNMA)...................................................................................  5.900     6/1/26
   150,000 Daytona Beach Florida Water & Sewer, ETM..................................................  6.750   11/15/07
   330,000 FHA Insured Trust, Series 96-I, Class A3..................................................  7.000     7/1/22
   310,000 Florida State Department of Corrections, Okeechobee Correctional Facility, Certificates of
            Participation (AMBAC)....................................................................  6.250     3/1/15
    55,000 Jacksonville Florida Health Facilities, St. Catherine Laboure Manor, Inc., ETM............  9.125     1/1/03
   110,000 Jacksonville Florida Health Facilities, St. Vincent's Medical Center, Inc., ETM...........  9.125     1/1/03
   300,000 Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing,
            Section 8................................................................................  6.625    1/15/09
   420,000 Miami-Dade County Florida Housing Finance Authority, Series A-1, AMT
            (GNMA/FNMA)..............................................................................  5.900     6/1/25

                                        Security                                              Value
                                       Description                                           (Note 2)
                                       -----------                                         ------------
Municipal Bonds (continued)
Colorado (continued)
Colorado Housing Financial Authority, AMT................................................. $    240,309
Colorado Housing Financial Authority, AMT.................................................    1,080,799
Denver Colorado City & County Multi-Family Housing (FHA)..................................      113,034
Denver Colorado City & County Multi-Family Housing, AMT (FHA).............................       72,272
Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA).................      274,409
Superior Metropolitan District No.1, Colorado Water & Sewer, Series C, Mandatory Put,
 12/1/04 @ 100 (LOC)......................................................................    2,744,764
Vail Colorado Single Family Mortgage Revenue..............................................       25,945
Westminster Colorado Multi-Family, Mandatory Put 9/1/06 @ 100 (AXA).......................    1,254,342
Westminster Colorado Multi-Family, Mandatory Put 12/1/05 @100 (FNMA)......................      804,260
                                                                                           ------------
                                                                                              8,080,986
                                                                                           ------------
Connecticut -- 2.54%
Stamford Connecticut Housing Authority, Multi-Family, AMT, Mandatory Put
 12/1/08@100..............................................................................    4,759,001
Waterbury Connecticut Housing Authority Mortgage Revenue (AMBAC)..........................      385,905
Waterbury Connecticut Housing Authority Mortgage Revenue (AMBAC)..........................      350,364
                                                                                           ------------
                                                                                              5,495,270
                                                                                           ------------
Delaware -- 0.24%
Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula
 United, Series A.........................................................................        4,961
Delaware State Housing Authority Revenue, Residential Mortgage, Series A..................      205,256
Delaware State Economic Development (MBIA)................................................       15,033
Sussex County Delaware Single Family Mortgage, ETM........................................      304,313
                                                                                           ------------
                                                                                                529,563
                                                                                           ------------
District of Columbia -- 0.47%
District of Columbia Housing Finance Agency (Asset GTY)...................................      301,542
District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT
 (FHA)....................................................................................      198,879
District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT
 (FNMA/GNMA)..............................................................................      515,875
                                                                                           ------------
                                                                                              1,016,296
                                                                                           ------------
Florida -- 2.57%
Boca Place Associates, LTD Florida Revenue (LOC)..........................................    2,047,221
Brevard County Florida Health Facilities Authority, ETM...................................      134,930
Dade City Florida Governmental Leasing Corp., Certificates of Participation...............       51,655
Dade County Florida Housing Finance Authority, AMT, Mandatory Put 6/1/06 @ 100
 (FNMA)...................................................................................      273,866
Daytona Beach Florida Water & Sewer, ETM..................................................      154,562
FHA Insured Trust, Series 96-I, Class A3..................................................      334,538
Florida State Department of Corrections, Okeechobee Correctional Facility, Certificates of
 Participation (AMBAC)....................................................................      333,361
Jacksonville Florida Health Facilities, St. Catherine Laboure Manor, Inc., ETM............       56,783
Jacksonville Florida Health Facilities, St. Vincent's Medical Center, Inc., ETM...........      113,548
Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing,
 Section 8................................................................................      318,711
Miami-Dade County Florida Housing Finance Authority, Series A-1, AMT
 (GNMA/FNMA)..............................................................................      442,163

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                      Security                                                Maturity    Value
 Amount                                       Description                                     Rate (%)   Date     (Note 2)
----------                                    -----------                                     -------- -------- ------------
           Municipal Bonds (continued)
           Florida (continued)
$  305,000 Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement
            Center, ETM......................................................................  8.750    10/1/09 $    363,749
    30,000 Palm Beach County Florida Health Facilities Revenue, ETM..........................  9.500     8/1/13       38,559
   575,000 Pasco County Florida Revenue, GO, ETM (MBIA)......................................  6.375     8/1/08      651,118
   115,000 Pinellas County Florida Housing Finance Authority, Multi-County Program, Series A,
            AMT (GNMA).......................................................................  6.850     3/1/29      118,340
    65,000 St. Johns County Florida Industrial Development Authority, Series A (MBIA)........  5.500     3/1/17       66,968
    65,000 Tampa Florida Excise Tax, Revenue Bond, ETM.......................................  6.125    10/1/07       71,549
                                                                                                                ------------
                                                                                                                   5,571,621
                                                                                                                ------------
           Georgia -- 1.30%
   210,000 Athens Georgia Water & Sewer Revenue, ETM.........................................  6.200     7/1/08      234,784
   170,000 Augusta Georgia Housing Rehabilitation Agency.....................................  7.000     9/1/05      178,682
     5,000 Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA).................  5.750     1/1/13        5,189
    40,000 Fulton County Georgia Housing Authority, Single Family Revenue, AMT (GNMA)........  6.200     3/1/13       40,778
   415,000 Gwinnett County Georgia Multi-Family, Mandatory Put 4/1/06 @ 100 (FNMA)...........  5.500     4/1/26      431,368
   645,000 Marietta Georgia Housing Authority Multi-Family, Mandatory Put 6/1/05 @ 100 (FNMA)  5.700     6/1/25      672,335
   260,000 Savannah Georgia Economic Development Authority...................................  6.200    10/1/09      273,341
   200,000 Savannah Georgia Economic Development Authority...................................  6.500    10/1/13      205,982
   585,000 Savannah Georgia Economic Development Authority (ACA).............................  6.875   11/15/11      635,994
    85,000 St. Mary's Georgia Housing Authority Multi-Family (FHA)...........................  7.250     9/1/05       86,047
    40,000 St. Mary's Georgia Housing Authority Multi-Family (FHA)...........................  7.250    10/1/05       40,464
                                                                                                                ------------
                                                                                                                   2,804,964
                                                                                                                ------------
           Hawaii -- 0.24%
   470,000 Hawaii State Housing Finance & Development, AMT (FNMA)............................  5.200     7/1/12      478,714
    45,000 Honolulu Hawaii City & County, Multi-Family Housing, Waipahu Towers Project,
            AMT (GNMA).......................................................................  6.900    6/20/05       47,729
                                                                                                                ------------
                                                                                                                     526,443
                                                                                                                ------------
           Idaho -- 0.77%
     5,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
            Inc. Project, AMT (LOC)..........................................................  4.850    11/1/02        5,097
    80,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
            Inc. Project, AMT (LOC)..........................................................  4.950    11/1/03       82,130
    80,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
            Inc. Project, AMT (LOC)..........................................................  5.050    11/1/04       82,954
    95,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
            Inc. Project, AMT (LOC)..........................................................  5.150    11/1/05       98,426
    95,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
            Inc. Project, AMT (LOC)..........................................................  5.200    11/1/06       97,986
   105,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
            Inc. Project, AMT (LOC)..........................................................  5.300    11/1/07      107,871
   110,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
            Inc. Project, AMT (LOC)..........................................................  5.400    11/1/08      112,885
   110,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
            Inc. Project, AMT (LOC)..........................................................  5.500    11/1/09      112,822
     5,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
            Inc. Project, AMT (LOC)..........................................................  5.600    11/1/10        5,125
     5,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
            Inc. Project, AMT (LOC)..........................................................  5.700    11/1/11        5,123

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                         Security                                                  Maturity    Value
 Amount                                          Description                                       Rate (%)   Date     (Note 2)
----------                                       -----------                                       -------- -------- ------------
           Municipal Bonds (continued)
           Idaho (continued)
$    5,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes,
            Inc. Project, AMT (LOC)...............................................................  5.800    11/1/12 $      5,121
    75,000 Idaho Housing & Financial Assistance, Series Sub-B, AMT................................  5.650     7/1/09       76,412
    70,000 Idaho Housing & Financial Assistance, Single Family Mortgage, Series Sub-C, AMT........  5.250     7/1/11       70,580
   110,000 Idaho Housing & Financial Assistance, Single Family Mortgage, Series F-2, AMT..........  5.100     7/1/12      108,539
   565,000 Idaho Housing & Financial Assistance, State Housing, Revenue Bond, Multi-Family
            Housing, Teton Apartments, Mandatory Put 8/1/04 @ 100, AMT (LOC)......................  5.150     8/1/31      566,039
   130,000 Idaho Housing Agency, Single Family Mortgage, Series Sub-F, AMT........................  5.800     7/1/07      134,524
                                                                                                                     ------------
                                                                                                                        1,671,634
                                                                                                                     ------------
           Illinois -- 10.39%
   600,000 Addison Illinois Single Family Mortgage Revenue, ETM...................................  7.500     4/1/11      686,988
   115,000 Alton Illinois Hospital Facilities Revenue & Refunded, Alton Memorial Hospital Project,
            ETM...................................................................................  7.000     7/1/05      121,722
   530,000 Bedford Park Illinois Water Revenue, AMT (ACA).........................................  6.000   12/15/08      556,617
    90,000 Bolingbrook Illinois Mortgage Revenue Capital Appreciation, Series Sub-1, Zero Coupon..  0.000     1/1/11       46,393
    50,000 Bolingbrook Illinois Will & Du Page Counties Hospital Revenue, Hinsdale Sanitarium,
            (ETM).................................................................................  7.250     8/1/08       56,057
    45,000 Buffalo Grove, Illinois Economic Development Project...................................  5.450    8/15/02       45,117
    10,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA).............................  4.950     6/1/05       10,371
    40,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA).............................  5.250     6/1/08       41,585
    40,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA).............................  5.350     6/1/09       41,508
    40,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA).............................  5.450     6/1/10       41,695
    55,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA).............................  5.500     6/1/11       57,461
    55,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA).............................  5.550     6/1/12       56,912
   555,000 Davis Junction Illinois Solid Waste, GO, Series B (LOC)................................  5.500    4/15/10      572,577
    70,000 Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM..............  7.000     1/1/07       76,118
     5,000 Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (FGIC).......  7.000     1/1/07        5,437
    40,000 Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (MBIA).......  7.000     1/1/07       43,496
    95,000 Fairfield Illinois Economic Development Revenue, Wayne County Center Project...........  6.000   12/15/05       96,762
   160,000 Grayslake Illinois Multi-Family Revenue, Country Squire Apartments (FHA)...............  6.000     6/1/05      168,635
     5,000 Greater Peoria Illinois Airport Authority, AMT (AMBAC).................................  6.500    12/1/05        5,348
 2,560,000 Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB
            (GNMA)................................................................................  5.850   10/20/31    2,517,146
 5,060,000 Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB
            (GNMA)................................................................................  5.950   10/20/41    4,975,194
   245,000 Illinois Development Finance Authority Revenue, Catholic Health (AMBAC)................  5.150    2/15/06      255,273
   160,000 Illinois Development Finance Authority Revenue, Community Rehabilitation Providers.....  5.375     7/1/09      152,798
   930,000 Illinois Development Finance Authority Revenue, Community Rehabilitation Providers,
            Series A..............................................................................  5.600     7/1/19      809,240
   170,000 Illinois Development Finance Authority Revenue, Debt Restructure East St. Louis........  6.875   11/15/05      184,532
     5,000 Illinois Development Finance Authority Revenue, Section 8, Series A (FHA/MBIA).........  5.200     7/1/08        5,201
   340,000 Illinois Development Finance Authority, Illinois Facilities Project, Series A..........  7.400     9/1/04      351,342
   365,000 Illinois Educational Facility Authority Revenue........................................  4.600    10/1/08      354,360
   495,000 Illinois Educational Facility Authority Revenue........................................  5.000    10/1/13      459,513
   150,000 Illinois Health Facilities Authorities, Loyola University, ETM.........................  6.250     7/1/06      166,284
 1,452,000 Illinois Health Facilities Authority Revenue (FSA).....................................  7.600    8/15/10    1,481,040
 1,615,000 Illinois Health Facilities Authority Revenue, Community Hospital of Ottawa Project.....  6.750    8/15/14    1,657,056
   215,000 Illinois Health Facilities Authority Revenue, Lutheran Social Services.................  6.125    8/15/10      205,503
   130,000 Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center,
            ETM...................................................................................  6.750    12/1/08      142,215

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                         Security                                                   Maturity   Value
 Amount                                          Description                                        Rate (%)   Date    (Note 2)
----------                                       -----------                                        -------- -------- -----------
           Municipal Bonds (continued)
           Illinois (continued)
$  140,000 Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)..................  5.375   11/15/08 $   141,940
    85,000 Illinois Health Facilities Authority Revenue, Northwestern Memorial Hospital Project,
            ETM....................................................................................  6.375     5/1/03      87,735
   205,000 Illinois Health Facilities Authority Revenue, Sydney R. Forkosh Memorial Hospital,
            Prerefunded 7/1/02 @ 100...............................................................  7.000     7/1/07     210,318
   165,000 Illinois Industrial Pollution Control Authority Revenue, Commonwealth Edison Co. Project  5.875    5/15/07     165,665
 1,640,000 Lake County Illinois Community School District (FSA), Zero Coupon.......................  0.000    12/1/17     694,047
    90,000 Lake County Illinois Township, High School District No. 113, Highland Park, GO..........  8.100    12/1/12     116,213
   180,000 Lake County Illinois, School District No. 109, Series B, GO.............................  6.600   12/15/18     210,836
 2,190,000 Palatine Illinois Tax Increment Revenue (AMBAC).........................................  5.000     1/1/15   2,176,903
    45,000 Quincy Illinois Single Family Mortgage..................................................  6.875     3/1/10      46,769
   100,000 Rockford Illinois Mortgage Revenue, Faust Landmark Apartments, Series A, AMT (FHA)......  5.625     1/1/07     104,570
   460,000 Rockford-Concord Commons Housing, Concord Commons Project (FHA).........................  6.150    11/1/22     474,145
    75,000 Rockford-Concord Commons Housing, Concord Commons Project, Series A (FHA)...............  5.550    11/1/06      77,229
   445,000 Silvas Illinois Mortgage Revenue (FHA)..................................................  5.200     8/1/17     445,641
    20,000 Southwestern Illinois Development Authority Hospital Revenue, Wood River Township
            Hospital Project, ETM..................................................................  6.875     8/1/03      20,830
   525,000 Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT....  5.900     2/1/14     515,812
   565,000 Woodridge Illinois Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)................  5.650   12/20/32     572,113
                                                                                                                      -----------
                                                                                                                       22,508,262
                                                                                                                      -----------
           Indiana -- 2.05%
   915,000 Clark County Indiana Hospitals Association (MBIA).......................................  4.650     3/1/07     927,855
   170,000 Fort Wayne Indiana Hospital Authority, ETM..............................................  6.500     1/1/05     178,917
   305,000 Gary Indiana Mortgage Revenue, AMT (FNMA)...............................................  5.400    8/20/38     290,525
    50,000 Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA).............  4.750    8/20/08      50,966
    70,000 Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA).............  5.150    8/20/13      69,996
   165,000 Indiana Health Facilities Financing Authority...........................................  4.850    2/15/06     167,470
    85,000 Indiana Health Facilities Financing Authority...........................................  4.800    2/15/07      85,089
    80,000 Indiana Health Facilities Financing Authority...........................................  4.850    2/15/08      79,880
    80,000 Indiana Health Facilities Financing Authority...........................................  4.950    2/15/09      79,796
    95,000 Indiana Health Facilities Financing Authority (Asset GTY)...............................  5.100    2/15/06      96,996
    95,000 Indiana Health Facilities Financing Authority (Asset GTY)...............................  5.100    8/15/06      97,228
    95,000 Indiana Health Facilities Financing Authority (Asset GTY)...............................  5.250    2/15/08      96,765
   110,000 Indiana Health Facilities Financing Authority (Asset GTY)...............................  5.350    8/15/09     112,130
   500,000 Indiana State Financing Authority Toll Road Revenue.....................................  5.000     7/1/14     497,725
    35,000 Indianapolis Indiana Economic Development Revenue, AMT (GNMA)...........................  5.350    4/20/17      35,000
   810,000 Indianapolis Indiana Economic Development Revenue, Mandatory Put 12/1/04 @ 100,
            AMT (FNMA).............................................................................  6.375    12/1/24     859,313
    80,000 Indianapolis Indiana Utilities Revenue, ETM.............................................  7.000     6/1/08      87,453
    75,000 Lawrence Indiana Multi-Family Revenue, AMT (FNMA).......................................  5.050     1/1/08      76,730
   530,000 Lawrence Indiana Multi-Family Revenue, Mandatory Put 1/1/08 @100, AMT (FNMA)............  5.150     6/1/24     543,160
    10,000 Vigo County Indiana Hospital Authority Revenue, ETM.....................................  6.875     4/1/04      10,484
                                                                                                                      -----------
                                                                                                                        4,443,478
                                                                                                                      -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                        Security                                                  Maturity    Value
 Amount                                         Description                                       Rate (%)   Date     (Note 2)
----------                                      -----------                                       -------- -------- ------------
           Municipal Bonds (continued)
           Iowa -- 0.19%
$   30,000 Des Moines Iowa Hospital Revenue, Fairview Community, Iowa Lutheran Hospital, ETM.....   9.500  11/15/02 $     30,771
   380,000 Iowa Finance Authority Small Business District, Terrace Center........................   7.500    3/1/22      389,025
                                                                                                                    ------------
                                                                                                                         419,796
                                                                                                                    ------------
           Kansas -- 0.60%
    70,000 Kansas State Development Finance Authority Multi-Family, AMT (LOC)....................   5.300   10/1/07       71,288
   255,000 Kansas State Development Finance Authority Multi-Family, Mandatory Put 10/1/07
            @ 100, AMT (LOC).....................................................................   5.600   10/1/19      260,295
    30,000 Labette County Kansas Single Family (GNMA)............................................   7.650   12/1/11       30,720
    45,000 Manhattan Kansas Tax Increment Revenue, AMT (Asset GTY)...............................   5.000   12/1/02       46,147
   125,000 Manhattan Kansas Tax Increment Revenue, AMT (Asset GTY)...............................   5.200   12/1/03      127,703
   390,000 McPhearson Kansas Electric Utility, Partial Prerefunded 3/1/03 @ 100, ETM (AMBAC).....   5.900    3/1/07      425,915
    25,000 Reno County Kansas Mortgage Revenue...................................................   8.700    9/1/11       25,697
   255,000 Sedgwick County Kansas, Series B......................................................   4.700    8/1/05      255,252
    45,000 Wichita Kansas Single Family Mortgage Revenue.........................................   7.100    9/1/09       46,838
                                                                                                                    ------------
                                                                                                                       1,289,855
                                                                                                                    ------------
           Kentucky -- 0.59%
   175,000 Ashland Kentucky Environmental Improvements, Allied Chemical Corporation Project,
            ETM..................................................................................   5.800    3/1/03      178,472
    75,000 Greater Kentucky Housing Assistance Corporation, Section 8, Series C (FHA/MBIA).......   5.350    7/1/07       75,321
   530,000 Jefferson County Kentucky Multi-Family Revenue, Taylorsville Road Project, Series A,
            Mandatory Put 6/1/04 @ 100 (AXA).....................................................   5.750    6/1/23      534,415
   225,000 Kentucky State Turnpike Authority Resource Recovery, ETM..............................   6.125    7/1/07      239,440
   165,000 Kentucky State Turnpike Authority Resource Recovery, Recovery Road Revenue, ETM.......   6.625    7/1/08      179,526
    15,000 Lakeland Wesley Village, Inc. Kentucky Mortgage, ELD Section 8, Assistance Project
            (FHA)................................................................................   7.125   11/1/02       15,350
    45,000 Owensboro Kentucky Electric Lighting & Power Revenue, ETM.............................  10.500    1/1/04       47,957
                                                                                                                    ------------
                                                                                                                       1,270,481
                                                                                                                    ------------
           Louisiana -- 2.13%
   225,000 East Baton Rouge Parish Louisiana Hospital District No. 3, Woman's Hospital
            Foundation, ETM......................................................................   7.200   10/1/08      250,115
   105,000 Iberia Home Mortgage Authority Louisiana Single Family................................   7.375    1/1/11      110,423
    30,000 Jefferson Parish Louisiana Hospital Services Development Revenue, ETM.................   7.125    1/1/02       30,000
    30,000 Louisiana Housing Finance Agency Mortgage Revenue (GNMA/FNMA).........................   4.625    6/1/09       30,428
   160,000 Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA).........................   6.450    9/1/27      168,107
   395,000 Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA).........................   6.500    9/1/38      414,944
    50,000 Louisiana Public Facility Authority Revenue, Single Family............................   7.375   10/1/12       50,465
    64,370 Louisiana Public Facility Authority Revenue...........................................   8.450   12/1/12       66,296
    70,000 Louisiana Public Facility Authority Revenue (AXA).....................................   5.750   3/15/03       70,983
    80,000 Louisiana Public Facility Authority Revenue (AXA).....................................   5.850   3/15/04       81,114
    80,000 Louisiana Public Facility Authority Revenue (AXA).....................................   5.950   3/15/05       81,104
 1,205,000 Louisiana Public Facility Authority Revenue, Mandatory Put 6/1/05 @ 100 (FNMA)........   5.800    6/1/25    1,237,994
   190,000 Louisiana Public Facility Authority Revenue, Mandatory Put 6/1/05 @ 100 (FNMA)........   5.800    6/1/25      195,202
   150,000 Louisiana Public Facility Authority Revenue, Multi-Family Housing, Carlyle Apartments,
            Mandatory Put 6/15/05 @ 100 (AXA)....................................................   5.950   6/15/19      152,729
 1,480,000 Tensas Parish Louisiana Law Enforcement District, Certificates of Participation.......   7.000    9/1/18    1,681,487
                                                                                                                    ------------
                                                                                                                       4,621,391
                                                                                                                    ------------
           Maine -- 0.20%
   415,000 Maine Finance Authority Revenue, AMT (FSA)............................................   5.200    7/1/18      423,117
                                                                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                        Security                                                  Maturity    Value
 Amount                                         Description                                       Rate (%)   Date     (Note 2)
----------                                      -----------                                       -------- -------- ------------
           Municipal Bonds (continued)
           Maryland -- 0.94%
$   10,000 Annapolis Maryland Economic Development Revenue.......................................  4.600   10/1/02  $     10,158
    55,000 Annapolis Maryland Economic Development Revenue.......................................  4.700   10/1/03        56,592
     5,000 Annapolis Maryland Economic Development Revenue.......................................  4.800   10/1/04         5,166
    55,000 Annapolis Maryland Economic Development Revenue.......................................  5.000   10/1/06        56,539
    55,000 Annapolis Maryland Economic Development Revenue.......................................  5.000   10/1/07        55,999
    65,000 Annapolis Maryland Economic Development Revenue.......................................  5.000   10/1/08        65,842
   110,000 Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A
            (FHLMC)..............................................................................  4.800    1/1/13       109,721
   410,000 Cecil County Maryland County Commerce Economic Development............................  6.875   1/15/08       428,421
   115,000 Cecil County Maryland County Commerce Economic Development............................  6.875   1/15/10       118,432
    30,000 Frederick County Maryland Economic Development (FHA)..................................  5.900    2/1/05        31,874
   135,000 Maryland State Community Development Administration, Department of Housing &
            Community Development, Single Family Program, Series 1...............................  5.700    4/1/17       135,062
   750,000 Maryland State Health & Higher Educational Facility Authority Revenue, Greater
            Baltimore Medical Center.............................................................  5.000    7/1/25       695,265
   120,000 Montgomery County Maryland, Single Family Mortgage Revenue, Series A..................  5.400    7/1/16       122,100
   150,000 Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue,
            Series A, AMT, SUB (FNMA/GNMA/FHLMC).................................................  5.890    8/1/32       145,082
                                                                                                                    ------------
                                                                                                                       2,036,253
                                                                                                                    ------------
           Massachusetts -- 2.42%
   475,000 Boston Massachusetts Industrial Development Finance Authority, Northend Community,
            Series A (FHA).......................................................................  6.450    8/1/37       554,563
   135,000 Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)...............  5.950   10/1/18       142,733
   135,000 Dartmouth Massachusetts Housing Development Corporation Mortgage Revenue
            (FHA/MBIA)...........................................................................  4.850    7/1/09       135,964
   105,000 Massachusetts Education Loan Authority, Issue D, Series A, AMT (MBIA).................  7.250    1/1/09       106,609
   250,000 Massachusetts State Development (Asset GTY)...........................................  6.000    6/1/24       265,770
    15,000 Massachusetts State Health & Education Facilities Authority, Beth Israel Hospital, ETM  5.750    7/1/06        15,767
   530,000 Massachusetts State Housing Finance Agency (Asset GTY)................................  4.850    9/1/13       523,264
   455,000 Massachusetts State Housing Finance Agency, Housing Revenue, Single Family, Series 44.  5.900   12/1/13       467,171
    55,000 Massachusetts State Housing Finance Agency, Series A, AMT (MBIA)......................  6.125   12/1/11        57,983
   100,000 Massachusetts State Industrial Finance Agency, AMT (GNMA).............................  5.400   8/20/12       104,520
 1,670,000 Massachusetts State Industrial Finance Agency, AMT (GNMA).............................  6.450   8/20/39     1,772,353
   545,000 Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College
            Project..............................................................................  5.800   10/1/17       531,631
   565,000 Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT
            (GNMA)...............................................................................  5.300   6/20/19       554,101
                                                                                                                    ------------
                                                                                                                       5,232,429
                                                                                                                    ------------
           Michigan -- 0.99%
   100,000 Battle Creek Michigan Economic Development............................................  5.125    2/1/09       100,357
   210,000 Detroit Water Supply System, Water Utility Improvements, ETM..........................  8.875    1/1/05       228,606
   190,000 Dickinson County Michigan Economic Development........................................  6.550    3/1/07       193,363
   210,000 Grand Rapids Charter Township Michigan................................................  5.200    7/1/14       208,667
   700,000 Michigan Higher Education Facility Authority Revenue, Limited Obligation,
            Thomas M. Cooley Law School (LOC)....................................................  5.350    5/1/15       690,970
    55,000 Michigan State Hospital Financial Authority Revenue, ETM..............................  6.200    1/1/03        55,943
   120,000 Michigan State Hospital Financial Authority Revenue, ETM..............................  7.000    7/1/05       127,198
    80,000 Michigan State Hospital Financial Authority, St. Joseph Mercy Hospital, ETM...........  9.250    7/1/03        84,973
    75,000 Michigan State Housing Development Authority, Series A................................  6.000    6/1/06        79,114
     5,000 Michigan State Housing Development Authority, AMT (AMBAC).............................  5.050   12/1/07         5,146

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                       Security                                                Maturity    Value
 Amount                                        Description                                     Rate (%)   Date     (Note 2)
----------                                     -----------                                     -------- -------- ------------
           Municipal Bonds (continued)
           Michigan (continued)
$    5,000 Michigan State Housing Development Authority, AMT (AMBAC)..........................  5.150    12/1/08 $      5,167
     5,000 Michigan State Housing Development Authority, AMT (AMBAC)..........................  5.250    12/1/09        5,173
     5,000 Michigan State Housing Development Authority, AMT (AMBAC)..........................  5.350    12/1/10        5,152
   150,000 Michigan State Strategic Fund Ltd., ETM............................................  7.875    8/15/05      161,654
   170,000 Saginaw Michigan Hospital Finance Authority, ETM...................................  7.500    11/1/10      193,582
                                                                                                                 ------------
                                                                                                                    2,145,065
                                                                                                                 ------------
           Minnesota -- 0.68%
    85,000 Cambridge Minnesota Mortgage Revenue (GNMA)........................................  5.400   11/20/05       90,267
    10,000 Dakota County Minnesota Housing & Redevelopment Authority, AMT (GNMA/FNMA).........  5.550    10/1/02       10,190
    10,000 Dakota County Minnesota Housing & Redevelopment Authority, AMT (GNMA/FNMA).........  5.750    10/1/04       10,426
   105,000 Monticello Minnesota Pollution Control Revenue.....................................  5.375     2/1/03      105,196
    30,000 North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue,
            Health Central, Inc., ETM.........................................................  7.125     5/1/09       32,872
   135,000 Rochester Minnesota Hospital Revenue, ETM..........................................  5.750    10/1/07      142,521
 1,000,000 White Earth Band of Chippewa Indians, Revenue, Series A (ACA)......................  7.000    12/1/11    1,079,229
                                                                                                                 ------------
                                                                                                                    1,470,701
                                                                                                                 ------------
           Mississippi -- 1.28%
   310,000 Corinth & Alcorn County Mississippi Hospital Revenue...............................  5.000    10/1/08      297,488
   175,000 Corinth & Alcorn County Mississippi Hospital Revenue...............................  5.125    10/1/10      165,834
   700,000 Jackson Mississippi Housing Authority, AMT (FSA)...................................  5.300     4/1/19      682,038
   505,000 Lincoln County Mississippi Hospital Revenue (Asset GTY)............................  5.500     4/1/18      507,313
    80,000 Mississippi Business Finance Corp., AMT (LOC)......................................  5.600     9/1/02       81,232
    80,000 Mississippi Business Finance Corp., AMT (LOC)......................................  5.800     9/1/04       82,426
    95,000 Mississippi Business Finance Corp., AMT (LOC)......................................  5.900     9/1/05       97,880
    25,000 Mississippi Home Corp., Single Family Revenue, AMT (GNMA)..........................  5.000     6/1/04       25,777
   745,000 Mississippi Home Corp., Single Family Revenue, AMT (GNMA/FNMA).....................  7.375     6/1/28      828,388
                                                                                                                 ------------
                                                                                                                    2,768,376
                                                                                                                 ------------
           Missouri -- 1.90%
   600,000 Boone County Missouri Industrial Development Authority, Otscon, Inc. Project,
            Mandatory Put 5/1/05 @100, AMT (LOC)..............................................  5.125     5/1/05      609,198
    40,000 Bridgeton Missouri Industrial Development (GNMA)...................................  5.250   12/20/19       39,669
 1,220,000 Kansas City Missouri Industrial Development Authority Multi-Family Housing Revenue,
            Walnut Grove Apartments, Section 8 Assisted, Series A, AMT........................  6.550   12/15/15    1,208,959
   615,000 Missouri State Development Financing Board, Recreational Facilities, YMCA Greater
            St. Louis Project, Series A (LOC).................................................  4.750     9/1/07      625,959
   230,000 Missouri State Development Financing Board, Recreational Facilities, YMCA Greater
            St. Louis Project, Series A (LOC).................................................  4.900     9/1/10      232,935
    65,000 Missouri State Housing Development Community Mortgage, Single Family, AMT
            (GNMA)............................................................................  6.625    12/1/17       66,507
   180,000 Pacific Missouri Industrial Development Revenue, AMT (LOC).........................  5.950     5/1/07      190,593
   180,000 Pacific Missouri Industrial Development Revenue, AMT (LOC).........................  6.200     5/1/12      189,727
   180,000 Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)..........  6.450     5/1/17      188,379
   120,000 Sikeston Missouri Electrical Revenue, ETM..........................................  6.250     6/1/08      128,815
   360,000 St. Charles County Missouri Health Care............................................  5.400   11/15/16      351,875
   150,000 St. Louis Missouri Land Clearance Redevelopment Authority, Westminster Place
            Apartments, Mandatory Put 4/1/07 @100 (FNMA)......................................  5.950     7/1/22      159,756
   110,000 St. Louis Missouri Parking Facilities, Prerefunded 12/15/02 @ 102..................  6.625   12/15/21      117,308
                                                                                                                 ------------
                                                                                                                    4,109,680
                                                                                                                 ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                       Security                                                 Maturity    Value
 Amount                                        Description                                      Rate (%)   Date     (Note 2)
----------                                     -----------                                      -------- -------- ------------
           Municipal Bonds (continued)
           Montana -- 0.06%
$  120,000 Missoula County Hospital, ETM.......................................................  7.125    6/1/07  $    130,622
                                                                                                                  ------------
           Nebraska -- 1.29%
 1,000,000 Clay County Nebraska Industrial Development Revenue, AMT (LOC)......................  4.750   3/15/09       994,420
   390,000 Clay County Nebraska, AMT (LOC).....................................................  5.250   3/15/14       384,158
    40,000 Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)..................  5.000   12/1/11        39,744
    50,000 Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)..................  5.200   12/1/13        49,002
   200,000 Nebraska Help, Inc. Revenue Bond, Student Loan Program, AMT (MBIA)..................  5.250    6/1/02       202,362
   490,000 Nebraska Investment Financial Authority Multi-Family Housing, Old Cheney
            Apartments, Mandatory Put 12/1/05 @100 (FNMA)......................................  5.500   12/1/25       512,996
   160,000 Nebraska Investment Financial Authority Multi-Family Housing, Tara Hills Village
            (FNMA).............................................................................  4.875    1/1/08       165,326
   275,000 Omaha Public Power District, ETM....................................................  5.750    2/1/03       275,630
   170,000 Woolworth Nebraska Housing Development (MBIA).......................................  5.350    7/1/21       168,779
                                                                                                                  ------------
                                                                                                                     2,792,417
                                                                                                                  ------------
           Nevada -- 1.40%
   100,000 Nevada Housing Division, AMT........................................................  6.450   10/1/07       104,728
    80,000 Nevada Housing Division, AMT........................................................  6.000   10/1/09        83,825
   110,000 Nevada Housing Division, AMT (FNMA).................................................  5.900    4/1/06       114,928
   115,000 Nevada Housing Division, AMT (FNMA).................................................  5.500   10/1/09       117,328
   585,000 Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)  5.200   10/1/18       572,159
   320,000 Nevada Housing Division, Multi-Unit, Arville Project, AMT (FNMA)....................  6.500   10/1/16       337,882
    95,000 Nevada Housing Division, Single Family Mortgage, Series A, AMT......................  6.350   10/1/07        98,079
    90,000 Nevada Housing Division, Single Family Mortgage, Series C-1.........................  5.450    4/1/10        91,580
    95,000 Nevada Housing Division, Single Family Mortgage, Series B-1.........................  4.950    4/1/12        94,691
   360,000 Nevada Housing Division, Single Family Mortgage, Series C-1.........................  5.600    4/1/17       367,668
 1,000,000 Nevada State, Series A, GO..........................................................  5.800   7/15/08     1,057,640
                                                                                                                  ------------
                                                                                                                     3,040,508
                                                                                                                  ------------
           New Hampshire -- 0.45%
    45,000 New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)...  4.900   10/1/08        44,584
   120,000 New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)...  5.000   10/1/09       118,477
   205,000 New Hampshire Higher Education & Health Facilities, Kendal at Hanover Issue (LOC)...  5.200   10/1/06       206,095
   150,000 New Hampshire Higher Education & Health Facilities, Kendal at Hanover Issue (LOC)...  5.300   10/1/07       150,681
    40,000 New Hampshire Higher Education & Health Facilities, Rivier College..................  4.650    1/1/04        40,746
    40,000 New Hampshire Higher Education & Health Facilities, Rivier College..................  4.750    1/1/05        40,793
    10,000 New Hampshire Higher Education & Health Facilities, Rivier College..................  4.850    1/1/07        10,062
    55,000 New Hampshire Higher Education & Health Facilities, Rivier College..................  4.900    1/1/08        55,016
   315,000 New Hampshire Higher Education & Health Facilities, Rivier College..................  5.550    1/1/18       303,292
                                                                                                                  ------------
                                                                                                                       969,746
                                                                                                                  ------------
           New Jersey -- 2.15%
   140,000 Camden County New Jersey Municipal Utilities Authority Sewer Revenue, Series A
            (FGIC), Zero Coupon................................................................  0.000    9/1/14        74,199
   100,000 Camden County New Jersey Municipal Utilities Authority Sewer Revenue, Series A
            (FGIC), Zero Coupon................................................................  0.000    9/1/15        49,741
   200,000 Essex County New Jersey Utilities Authority (FSA)...................................  4.800    4/1/14       199,736
    40,000 Glouchester County New Jersey Improvement Authority, AMT (County GTY)...............  4.500   11/1/03        41,287
    50,000 Glouchester County New Jersey Improvement Authority, AMT (County GTY)...............  5.000   11/1/10        50,977
    45,000 New Jersey Building Authority Revenue, ETM..........................................  9.625    2/1/03        46,787
 2,095,000 New Jersey Economic Development Authority Revenue, Optional Put 12/1/02 @100........  4.950   12/1/28     2,094,999
   215,000 New Jersey Economic Development Authority Revenue (ACA).............................  4.600    7/1/02       217,277

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                       Security                                                Maturity    Value
 Amount                                        Description                                     Rate (%)   Date     (Note 2)
----------                                     -----------                                     -------- -------- ------------
           Municipal Bonds (continued)
           New Jersey (continued)
$   80,000 New Jersey Economic Development Authority Revenue (ACA)............................   4.750   7/1/03  $     81,780
    80,000 New Jersey Economic Development Authority Revenue (ACA)............................   4.850   7/1/04        82,094
   495,000 New Jersey Economic Development Authority Revenue, Series B, AMT (LOC).............   5.300  12/1/07       512,433
   250,000 New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical
            Center (AMBAC/FHA)................................................................   4.800   8/1/21       248,670
   285,000 New Jersey State Educational Facilities Authority..................................   7.250   7/1/25       297,113
   500,000 New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue,
            Series A (AMBAC)..................................................................   5.300   5/1/06       525,955
   125,000 New Jersey State Turnpike Authority Turnpike Revenue, ETM..........................  10.375   1/1/03       129,783
                                                                                                                 ------------
                                                                                                                    4,652,831
                                                                                                                 ------------
           New Mexico -- 0.49%
   856,000 Albuquerque New Mexico Collateralized (FGIC), Zero Coupon..........................   0.000  5/15/11       445,393
   370,000 Bernalillo County New Mexico Multi-Family, Mandatory Put 11/1/06 @100 (AXA)........   5.800  11/1/25       384,852
    50,000 Hobbs New Mexico, Single Family Mortgage, Revenue Refunding........................   8.750   7/1/11        52,114
    50,000 New Mexico Mortgage Financing Authority (GNMA/FNMA)................................   5.500   7/1/17        50,828
   125,000 New Mexico Mortgage Financing Authority (GNMA/FNMA)................................   5.600   7/1/28       126,446
                                                                                                                 ------------
                                                                                                                    1,059,633
                                                                                                                 ------------
           New York -- 5.46%
   125,000 Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project,
            AMT (LOC).........................................................................   5.200  12/1/13       126,551
   110,000 Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project,
            AMT (LOC).........................................................................   5.400  12/1/18       110,174
   335,000 Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project,
            AMT (LOC).........................................................................   5.500  12/1/28       329,895
   125,000 Capital District Youth Center New York (LOC).......................................   6.000   2/1/17       126,850
   110,000 New York City Industrial Development Agency, College of Aeronautics Project........   5.000   5/1/06       111,823
    70,000 New York City Industrial Development Agency, College of Aeronautics Project........   5.200   5/1/09        69,697
   990,000 New York New York, Series B (AMBAC)................................................   7.250  8/15/07     1,146,895
     5,000 New York State Dormitory Authority Revenue, Zero Coupon, ETM.......................   0.000   7/1/04         4,491
   320,000 New York State Dormitory Authority Revenue, D'Youville College (Asset GTY).........   4.375   7/1/08       318,435
   745,000 New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center.......   5.625   7/1/22       760,645
   240,000 New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)...   5.125   2/1/18       236,930
   330,000 New York State Dormitory Authority Revenue, Norwegian Christian Home and Health
            Center (MBIA/FHA).................................................................   4.900   8/1/21       307,880
 3,095,000 New York State Dormitory Authority Revenue, Norwegian Christian Home and Health
            Center (MBIA/FHA).................................................................   6.100   8/1/41     3,256,405
   325,000 New York State Dormitory Authority Revenue, St. Mary's Hospital Amsterdam (MBIA)...   5.250   5/1/05       344,156
 2,000,000 New York State, Series C, GO (AMBAC)...............................................   5.375  10/1/11     2,082,740
   205,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities-
            Mohawk Valley, Series A (FSA).....................................................   4.550   2/1/04       211,677
   175,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities-
            Mohawk Valley, Series A (FSA).....................................................   4.650   2/1/05       181,799
   230,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities-
            Mohawk Valley, Series A (FSA).....................................................   4.700   2/1/06       239,570
   245,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities-
            Mohawk Valley, Series A (FSA).....................................................   5.000   1/1/13       248,401
   300,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities-
            Mohawk Valley, Series A (FSA).....................................................   5.000   1/1/13       304,164
   100,000 Onondaga County New York Industrial Development Agency, Civic Facilities Revenue,
            Lemoyne College, Series A.........................................................   5.500   3/1/14        99,604

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                        Security                                                  Maturity    Value
 Amount                                         Description                                       Rate (%)   Date     (Note 2)
----------                                      -----------                                       -------- -------- ------------
           Municipal Bonds (continued)
           New York (continued)
$   40,000 Onondaga County New York Industrial Development, Lemoyne College......................  5.000     3/1/07 $     40,110
   305,000 Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer
            Heights (GNMA).......................................................................  5.250    11/1/10      305,000
   520,000 Syracuse New York Housing Authority Revenue (FHA).....................................  5.000     8/1/07      544,970
    90,000 Triborough Bridge & Tunnel Authority..................................................  7.250     1/1/10      103,147
    60,000 Ulster County New York Industrial Development (LOC)...................................  4.500   11/15/02       60,919
   140,000 Yates County New York Industrial Development Agency, Civic Facilities Revenue,
            Soldiers & Sailors Memorial (FHA)....................................................  5.500     2/1/19      142,569
                                                                                                                    ------------
                                                                                                                      11,815,497
                                                                                                                    ------------
           North Carolina -- 0.39%
   745,000 North Carolina Medical Care, Community Hospital Revenue Bond, ETM.....................  7.625    10/1/08      841,656
                                                                                                                    ------------
           North Dakota -- 0.87%
   120,000 North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E,
            AMT..................................................................................  4.500     7/1/07      121,572
    95,000 North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E,
            AMT..................................................................................  4.550     1/1/08       95,843
   145,000 North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E,
            AMT..................................................................................  4.850     7/1/11      144,455
   150,000 North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E,
            AMT..................................................................................  4.950     1/1/12      149,183
    95,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT......................  4.500     1/1/07       95,887
    90,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT......................  4.550     1/1/08       90,798
   285,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT......................  4.550     7/1/08      287,710
   115,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT......................  4.650     1/1/09      115,613
   330,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT......................  4.850     7/1/11      328,759
   325,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT......................  4.950     1/1/12      321,971
   140,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT......................  5.000     1/1/13      138,253
                                                                                                                    ------------
                                                                                                                       1,890,044
                                                                                                                    ------------
           Ohio -- 3.61%
   112,457 Bridlewood Apartments, Put Option 9/1/01 @ 100........................................  5.600     9/1/21      112,457
   745,000 Cuyahoga County Ohio Mortgage Revenue, AMT (GNMA).....................................  5.200    9/20/09      759,632
   325,000 Cuyahoga County Ohio Multi-Family Housing, AMT (GNMA).................................  6.250   12/20/36      342,401
   800,000 Franklin County Ohio Housing Revenue, Rosewind Limited Partnership Project, AMT.......  4.900     1/1/02      799,999
   300,000 Hancock County Ohio Multi-Family Housing, Crystal Glen Apartments, AMT (LOC)..........  5.050     1/1/10      290,088
    60,000 Jefferson County Ohio (Asset GTY).....................................................  6.625    12/1/05       63,130
   575,000 Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY).....  5.000     6/1/12      574,718
   390,000 Lorain County Ohio Health Care Facilities, Put Option 2/1/02 @ 100....................  4.750     2/1/22      390,332
 1,380,000 Lorain County Ohio Hospital Revenue, Humility of Mary Health Care, Prerefunded
            6/15/05 @ 100........................................................................  5.900   12/15/08    1,443,534
    70,000 Lucas-Palmer Housing Development Corporation of Ohio (FHA/MBIA).......................  5.900     7/1/07       73,799
   210,000 Ohio Capital Corporation For Housing, Mortgage Revenue, Georgetown Village Ltd.,
            Section 8 Assisted Project (FHA).....................................................  6.625     7/1/22      214,003
    15,000 Ohio Capital Corporation For Housing, Mortgage Revenue, Section 8 Assisted Project,
            Series A (FHA/MBIA)..................................................................  4.500     1/1/03       15,145
    55,000 Ohio Capital Corporation For Housing, Mortgage Revenue, Section 8 Assisted Project
            (FHA/MBIA)...........................................................................  5.700     1/1/05       57,424
   415,000 Ohio Capital Corporation For Housing, Mortgage Revenue, Section 8 Assisted Project
            (FHA/MBIA)...........................................................................  5.100     7/1/09      416,112

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                       Security                                                 Maturity    Value
 Amount                                        Description                                      Rate (%)   Date     (Note 2)
----------                                     -----------                                      -------- -------- ------------
           Municipal Bonds (continued)
           Ohio (continued)
$   20,000 Ohio State Mortgage Revenue (FHA)...................................................  5.600     8/1/06 $     20,967
    65,000 Ohio State Pollution Control Revenue, General Motors Corp. Project..................  6.500     3/1/06       65,182
   790,000 Ohio State Water Development Authority Pollution Control Facility Revenue (MBIA)....  5.000    12/1/13      799,796
   130,000 Ohio State Water Development Pollution Control, ETM.................................  6.375     6/1/07      140,282
   430,000 Ohio State Water Development Pollution Control, General Motors Corp.................  5.900    6/15/08      433,547
   120,000 Portage County Ohio Hospital Revenue, ETM...........................................  6.700    12/1/07      131,035
   215,000 Sandusky County Ohio Health Care Facilities Revenue (FNMA)..........................  5.150     7/1/09      223,258
   210,000 Stark County Ohio Health Care Facility Review (GNMA)................................  5.300    7/20/18      211,138
   230,000 Stark County Ohio Health Care Facility Review (GNMA)................................  5.350    7/20/23      229,414
                                                                                                                  ------------
                                                                                                                     7,807,393
                                                                                                                  ------------
           Oklahoma -- 2.14%
 2,580,000 Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series
            A, Bonds Convert to 6.70% on 9/1/01, (GNMA)........................................  5.900     9/1/32    2,675,666
 1,000,000 Central Oklahoma Transportation & Packaging Authority Revenue (FSA).................  5.300     7/1/12    1,023,600
   385,000 Grand River Dam Authority Oklahoma Revenue, ETM.....................................  6.250    11/1/08      411,988
   190,000 McAlester Oklahoma Public Works Authority, ETM (FSA)................................  8.250    12/1/05      223,755
   120,000 Oklahoma Housing Finance Agency Multi-Family (FNMA).................................  5.100    12/1/07      120,342
    45,000 Payne County Oklahoma Home Financial Authority......................................  8.625     3/1/11       46,472
   125,000 Tulsa County Oklahoma Home Financial, Mandatory Put 12/1/04 @100 (AXA)..............  5.350    12/1/18      125,338
                                                                                                                  ------------
                                                                                                                     4,627,161
                                                                                                                  ------------
           Oregon -- 1.43%
   400,000 Cow Creek Band Umpqua Tribe of Indians, Ore Revenue, Series B, (AMBAC)*.............  4.250     7/1/03      410,896
 1,850,000 Cow Creek Band Umpqua Tribe of Indians, Series B (AMBAC)............................  5.100     7/1/12    1,878,823
   380,000 Oregon Economic Development, Revenue Bond, Industrial Improvements, Globe Union,
            Inc................................................................................  6.250     4/1/03      380,448
   415,000 Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing
            Project, Series A, AMT (LOC).......................................................  4.650     1/2/08      416,548
                                                                                                                  ------------
                                                                                                                     3,086,715
                                                                                                                  ------------
           Pennsylvania -- 15.66%
   115,000 Allegheny County Pennsylvania Hospital Development Authority Revenue, ETM...........  6.750     7/1/05      121,197
   410,000 Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA).........  4.650    11/1/09      412,136
   260,000 Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA).........  5.000    11/1/23      247,055
   680,000 Allegheny County Pennsylvania Hospital Development Authority Revenue, Prerefunded,
            9/1/07 @ 100, (MBIA)...............................................................  6.200     9/1/15      745,585
    35,000 Allegheny County Pennsylvania Residential Finance Authority (GNMA)..................  6.500    11/1/14       35,718
   145,000 Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage,
            Series DD-2, AMT (GNMA)............................................................  4.950     5/1/09      148,570
 2,080,000 Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage,
            Series KK-2, AMT, SUB (GNMA).......................................................  5.750     5/1/33    2,046,908
    70,000 Allegheny County Pennsylvania, SFM (GNMA)...........................................  5.200     5/1/17       69,484
    55,000 Allentown Pennsylvania Area Hospital Authority, Sacred Heart Hospital of Allentown..  6.200   11/15/03       54,322
   500,000 Baldwin Whitehall Pennsylvania School Authority, School Building Revenue, Partial
            Prerefunded 11/15/03 @ 100, Balance ETM............................................  6.700   11/15/07      539,445
   505,000 Beaver County Pennsylvania Industrial Development Authority (GNMA)..................  4.850    5/20/10      513,434
   290,000 Berks County Pennsylvania Municipal Authority Health Care...........................  5.000     3/1/28      256,888
   390,000 Berks County Pennsylvania Redevelopment Authority, Muliti-Family Revenue (FNMA).....  5.150     1/1/19      378,401
    70,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata College  4.750   10/15/02       71,110
    70,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata College  4.850   10/15/03       71,687
    85,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata College  4.900   10/15/04       86,224

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                       Security                                                 Maturity    Value
 Amount                                        Description                                      Rate (%)   Date     (Note 2)
----------                                     -----------                                      -------- -------- ------------
           Municipal Bonds (continued)
           Pennsylvania (continued)
$   60,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata College  5.000   10/15/06 $     60,361
   105,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata College  5.000   10/15/07      104,496
    10,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata College  5.100   10/15/08        9,913
    70,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata College  5.125   10/15/09       68,653
    95,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata College  5.300   10/15/11       91,161
 1,000,000 Clearfield Pennsylvania Hospital Authority Revenue, Clearfield Hospital Project.....  6.875     6/1/16    1,016,089
   290,000 Cumberland County Pennsylvania Municipal Authority Revenue, Presbyterian Homes,
            Inc. Project.......................................................................  6.000    12/1/26      282,663
   200,000 Dauphin County Pennsylvania, Mandatory Put 6/1/04 @ 100.............................  6.700     6/1/26      203,102
   175,000 Dauphin County Pennsylvania, Mandatory Put 6/1/09 @ 100.............................  6.850     6/1/26      177,116
    50,000 Delaware County Pennsylvania Authority College Revenue, Eastern College.............  4.750    10/1/06       49,997
    80,000 Delaware County Pennsylvania Authority College Revenue, Eastern College.............  4.950    10/1/08       78,634
    50,000 Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B...  4.850    10/1/07       49,392
   840,000 Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B...  5.500    10/1/19      795,850
    95,000 Delaware County Pennsylvania Authority Hospital Revenue, Riddle Memorial Hospital,
            ETM................................................................................  5.900     1/1/02       95,000
    40,000 Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project............  5.625     4/1/09       40,104
   200,000 Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project............  6.250     4/1/30      201,784
    30,000 Delaware County Pennsylvania Authority University Revenue, Villanova University, ETM  9.625     8/1/02       31,358
   150,000 Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon
            University Project, Series A.......................................................  5.750    3/15/13      149,798
   330,000 Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon
            University Project, Series B.......................................................  5.750    3/15/13      329,555
   200,000 Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon
            University Project.................................................................  5.200    7/15/16      188,430
    10,000 Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project...  5.750    3/15/12       10,049
   110,000 Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project...  5.850    3/15/17      107,258
   140,000 Falls Township Pennsylvania Hospital Authority, Hospital Revenue, Delaware Valley
            Medical (FHA)......................................................................  6.900     8/1/11      144,074
    70,000 Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
            Hospital (AMBAC)...................................................................  5.200    6/15/04       73,403
   350,000 Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
            Hospital (AMBAC)...................................................................  5.550    6/15/08      372,152
   370,000 Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
            Hospital (AMBAC)...................................................................  5.650    6/15/09      392,577
 1,000,000 Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
            Hospital...........................................................................  5.750    6/15/15    1,051,430
    85,000 Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co.,
            Series B (MBIA)....................................................................  5.100     2/1/12       87,096
    50,000 Hazleton Pennsylvania Area School District, Series A (FGIC).........................  5.000     3/1/10       51,294
    40,000 Hazleton Pennsylvania Area School District, Series A (FGIC).........................  5.000     3/1/11       40,754
    25,000 Indiana County Pennsylvania Industrial Development Authority, Pollution Control
            Revenue (MBIA).....................................................................  6.000     6/1/06       27,298
   370,000 Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY).......  5.250     7/1/04      385,592
   255,000 Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY).......  5.300     7/1/05      266,210
   235,000 Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY).......  5.500     7/1/12      240,351
   500,000 Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY).......  6.000     7/1/15      528,010
   260,000 Monroeville Pennsylvania Hospital Authority, East Suburban Health Center Project,
            Prerefunded 7/1/04 @ 100...........................................................  7.600     7/1/04      282,105
    55,000 Montgomery County Pennsylvania Industrial Development Authority Health Facilities
            Revenue............................................................................  6.400     6/1/03       55,651

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                          Security                                                   Maturity
 Amount                                           Description                                        Rate (%)   Date
----------                                        -----------                                        -------- --------
           Municipal Bonds (continued)
           Pennsylvania (continued)
$3,500,000 Montgomery County Pennsylvania Industrial Development Authority Pollution Control
            Revenue, Peco Energy, Series A, Mandatory Put, 10/1/04 @100.............................  5.200    10/1/30
    40,000 Montgomery County Pennsylvania, ETM......................................................  9.000    8/15/04
   380,000 Pennsylvania Housing Finance Agency, Bonds Convert to 5.25% on 10/1/08, Zero
            Coupon..................................................................................  0.000     4/1/30
    95,000 Pennsylvania Housing Finance Agency, Rental Housing (FNMA)...............................  5.150     7/1/03
 1,205,000 Pennsylvania Housing Finance Agency, Rental Housing (FNMA)...............................  6.500     7/1/23
   100,000 Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 58A, AMT.............  5.000    10/1/04
   540,000 Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 65A, AMT.............  4.600    10/1/08
   770,000 Pennsylvania State Finance Authority Revenue, Municipal Capital Improvement Program......  6.600    11/1/09
    50,000 Pennsylvania State Higher Education Facilities Authority Health Services Revenue
            (MBIA)..................................................................................  5.400   11/15/07
   740,000 Pennsylvania State Higher Educational Facilities Authority Health Services Revenue
            (MBIA)..................................................................................  5.600   11/15/09
   540,000 Pennsylvania State Higher Educational Facilities Authority Health Services Revenue
            (MBIA)..................................................................................  5.700   11/15/11
   100,000 Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue,
            Allegheny Delaware Valley Obligation Group..............................................  5.600   11/15/09
   335,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)......  5.000    11/1/08
   145,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)......  4.550    11/1/09
   205,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)......  4.650    11/1/10
   200,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)......  4.900    11/1/12
   135,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)......  5.000    11/1/13
   350,000 Pennsylvania State Higher Educational Facilities, Heath Services (MBIA)..................  5.875   11/15/18
    40,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....  4.750    3/15/05
    70,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....  4.850    3/15/06
    80,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....  5.100    3/15/09
    80,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....  5.200    3/15/10
    80,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....  5.250    3/15/11
    80,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....  5.300    3/15/12
   500,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....  5.500    3/15/13
   160,000 Pennsylvania State Higher Educational Facilities, Ursinus College........................  5.000     1/1/02
   180,000 Pennsylvania State Higher Educational Facilities, Ursinus College........................  5.100     1/1/03
    55,000 Pennsylvania State Higher Educational Facilities, Ursinus College........................  5.400     1/1/06
 1,000,000 Pennsylvania State, GO (FGIC)............................................................  5.375    5/15/15
    60,000 Philadelphia Pennsylvania Authority For Industrial Development, Development Reviews......  5.000    8/15/09
   120,000 Philadelphia Pennsylvania Authority For Industrial Development (FHA).....................  4.750     2/1/08
   190,000 Philadelphia Pennsylvania Authority For Industrial Development, Jeanes Physicians'
            Office..................................................................................  9.375     7/1/10
   875,000 Philadelphia Pennsylvania Authority For Industrial Development, Lease Revenue, Series B
            (FSA)...................................................................................  5.125    10/1/26
 1,000,000 Philadelphia Pennsylvania Authority For Industrial Development, Lease Revenue,
            Series B (FSA)..........................................................................  5.250    10/1/30
    70,000 Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House
            Project.................................................................................  5.000    8/15/10
    60,000 Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House
            Project.................................................................................  5.100    8/15/11
 1,005,000 Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Friends Hospital
            (ACA)...................................................................................  6.200     5/1/11
   800,000 Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series
            A (FHA).................................................................................  5.375     1/1/28

                                        Security                                             Value
                                       Description                                          (Note 2)
                                       -----------                                        ------------
Municipal Bonds (continued)
Pennsylvania (continued)
Montgomery County Pennsylvania Industrial Development Authority Pollution Control
 Revenue, Peco Energy, Series A, Mandatory Put, 10/1/04 @100............................. $  3,611,475
Montgomery County Pennsylvania, ETM......................................................       42,281
Pennsylvania Housing Finance Agency, Bonds Convert to 5.25% on 10/1/08, Zero
 Coupon..................................................................................      231,276
Pennsylvania Housing Finance Agency, Rental Housing (FNMA)...............................       97,356
Pennsylvania Housing Finance Agency, Rental Housing (FNMA)...............................    1,234,100
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 58A, AMT.............      103,460
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 65A, AMT.............      551,902
Pennsylvania State Finance Authority Revenue, Municipal Capital Improvement Program......      823,977
Pennsylvania State Higher Education Facilities Authority Health Services Revenue
 (MBIA)..................................................................................       52,415
Pennsylvania State Higher Educational Facilities Authority Health Services Revenue
 (MBIA)..................................................................................      777,421
Pennsylvania State Higher Educational Facilities Authority Health Services Revenue
 (MBIA)..................................................................................      570,596
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue,
 Allegheny Delaware Valley Obligation Group..............................................      104,203
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)......      337,643
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)......      144,150
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)......      204,438
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)......      199,736
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)......      134,703
Pennsylvania State Higher Educational Facilities, Heath Services (MBIA)..................      360,177
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....       40,092
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....       70,135
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....       80,111
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....       80,116
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....       80,102
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....       80,093
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).....      510,580
Pennsylvania State Higher Educational Facilities, Ursinus College........................      160,000
Pennsylvania State Higher Educational Facilities, Ursinus College........................      184,752
Pennsylvania State Higher Educational Facilities, Ursinus College........................       57,157
Pennsylvania State, GO (FGIC)............................................................    1,028,789
Philadelphia Pennsylvania Authority For Industrial Development, Development Reviews......       57,490
Philadelphia Pennsylvania Authority For Industrial Development (FHA).....................      121,849
Philadelphia Pennsylvania Authority For Industrial Development, Jeanes Physicians'
 Office..................................................................................      192,839
Philadelphia Pennsylvania Authority For Industrial Development, Lease Revenue, Series B
 (FSA)...................................................................................      840,044
Philadelphia Pennsylvania Authority For Industrial Development, Lease Revenue,
 Series B (FSA)..........................................................................      976,889
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House
 Project.................................................................................       66,393
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House
 Project.................................................................................       56,718
Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Friends Hospital
 (ACA)...................................................................................    1,041,119
Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series
 A (FHA).................................................................................      775,632

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                       Security                                                Maturity    Value
 Amount                                        Description                                     Rate (%)   Date     (Note 2)
----------                                     -----------                                     -------- -------- ------------
           Municipal Bonds (continued)
           Pennsylvania (continued)
$  180,000 Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family
            (FHA).............................................................................  5.450     2/1/23 $    180,583
   735,000 Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage
            Revenue (GNMA)....................................................................  5.350   12/20/26      714,280
   840,000 Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage
            Revenue (GNMA)....................................................................  5.350   12/20/26      816,321
    25,000 Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project (FGIC)  5.200     6/1/11       25,605
    50,000 Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/
            FNMA).............................................................................  5.950    10/1/29       50,831
   290,000 Potter County Pennsylvania Hospital Authority Revenue (Asset GTY)..................  5.100     8/1/02      295,261
   205,000 Pottsville Pennsylvania Hospital Authority, Pottsville Hospital & Warne Clinic.....  4.800     7/1/02      203,424
   220,000 Pottsville Pennsylvania Hospital Authority, Pottsville Hospital & Warne Clinic.....  5.150     7/1/09      200,101
   540,000 Pottsville Pennsylvania Hospital Authority, Pottsville Hospital & Warne Clinic.....  5.500     7/1/18      454,999
    50,000 Rose Tree Media Pennsylvania School District (FGIC)................................  4.400    2/15/11       49,088
    70,000 Scranton-Lackawanna Pennsylvania Health & Welfare..................................  6.625    4/15/07       70,534
   150,000 Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital,
            District B (Asset GTY)............................................................  5.200     3/1/10      153,492
    10,000 Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital,
            District B (Asset GTY)............................................................  5.300     3/1/11       10,244
    20,000 St. Mary Hospital Authority, Bucks County, ETM.....................................  6.625     7/1/04       21,015
   280,000 Williamsport Pennsylvania Housing Authority Multi-Family (FHA/MBIA)................  5.250     1/1/15      280,344
    80,000 York County Pennsylvania Industrial Authority, Personal Care Facilities Fox Ridge,
            Prerefunded 10/1/02 @ 100.........................................................  9.500    10/1/19       84,557
   230,000 York Pennsylvania Housing Corp., Revenue Mortgage, Series A........................  6.875    11/1/09      231,159
    50,000 York Township Water & Sewer, ETM...................................................  6.000     8/1/13       54,148
                                                                                                                 ------------
                                                                                                                   33,915,119
                                                                                                                 ------------
           Rhode Island -- 1.12%
 1,400,000 Rhode Island State Economic Development Corp. Revenue, Providence Place Mall
            (Asset GTY).......................................................................  5.750     7/1/10    1,472,156
    50,000 Rhode Island State Industrial Development Facilities Corp., Crystal Thermoplastics
            Project, IRBA INSD, AMT...........................................................  5.900     8/1/03       50,266
    95,000 Rhode Island State Industrial Facilities Corp., Crystal Thermoplastics Project,
            IRBA INSD, AMT....................................................................  6.900     8/1/14       97,827
    40,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.........  4.700     4/1/05       40,200
    40,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.........  4.800     4/1/06       40,156
    50,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.........  4.900     4/1/07       50,146
    40,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.........  5.000     4/1/08       40,088
    50,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.........  5.100     4/1/09       50,082
    50,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.........  5.200     4/1/10       50,171
    60,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.........  5.250     4/1/11       60,063
    60,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.........  5.300     4/1/12       59,564
    60,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.........  5.350     4/1/13       59,197
    90,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.........  5.600     4/1/24       84,431
    80,000 Rhode Island State Industrial Development Facilities Revenue, AKL Flexo Tech USA
            Project, IRBA INSD, AMT...........................................................  5.500     4/1/19       76,026
   170,000 West Warwick Rhode Island, Series A (Asset GTY)....................................  7.300    7/15/08      184,102
                                                                                                                 ------------
                                                                                                                    2,414,475
                                                                                                                 ------------
           South Carolina -- 1.16%
   400,000 Myrtle Beach Convention Center, ETM................................................  6.750     7/1/02      400,128

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                        Security                                                 Maturity    Value
 Amount                                         Description                                      Rate (%)   Date     (Note 2)
----------                                      -----------                                      -------- -------- ------------
           Municipal Bonds (continued)
           South Carolina (continued)
$  500,000 South Carolina Jobs Economic Development Authority Revenue, AMT......................  5.050     6/1/08 $    513,610
   145,000 South Carolina Jobs Economic Development Authority, Westminster Presbyterian.........  5.125   11/15/08      143,183
   155,000 South Carolina State Educational Assistance, Student Loan, AMT.......................  5.800     9/1/04      162,040
   125,000 South Carolina State Housing Finance & Development...................................  5.500    12/1/05      131,764
   760,000 South Carolina State Housing Finance & Development, Mandatory Put 6/1/05 @ 100
            (FNMA)..............................................................................  5.700     6/1/25      793,790
   100,000 South Carolina State Housing Finance & Development (FHA).............................  6.050     7/1/27      101,032
   245,000 South Carolina State Housing Finance & Development Authority, Multi-Family Revenue,
            Mandatory Put 6/1/10 @ 100, AMT.....................................................  6.750     6/1/25      254,621
                                                                                                                   ------------
                                                                                                                      2,500,168
                                                                                                                   ------------
           South Dakota -- 0.34%
   245,000 South Dakota Housing Development Authority...........................................  7.000     4/1/12      250,745
   475,000 South Dakota Housing Development Authority, Multi-Family Housing, Section 8..........  8.375     4/1/22      475,119
                                                                                                                   ------------
                                                                                                                        725,864
                                                                                                                   ------------
           Tennessee -- 0.95%
   125,000 Greenville Tennessee Health & Educational Facilities, ETM............................  8.700    10/1/09      148,853
   195,000 Knox County Tennessee Health, Education & Housing, Facilites Revenue Bond, St. Mary's
            Medical Center, ETM.................................................................  7.250     8/1/03      204,173
   205,000 Metro Government Nashville & Davidson County Tennessee (Asset GTY)...................  5.500     5/1/23      202,696
    65,000 Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project,
            Series A, Prerefunded 10/1/07 @ 105.................................................  9.000    10/1/07       80,860
   390,000 Metro Government Nashville & Davidson County Tennessee, Mandatory Put
            2/1/06 @ 100 (FNMA).................................................................  5.200     2/1/21      405,744
   530,000 Metro Government Nashville & Davidson County Tennessee, Multi-Family Housing,
            Welch Bend Apartments, Mandatory Put 1/1/07 @ 100 (FNMA)............................  5.500     1/1/27      556,112
   325,000 Shelby County Tennessee Health Education & Multi-Family Housing, Windsor
            Apartments (Asset GTY)..............................................................  6.500    10/1/07      335,280
   120,000 Shelby County Tennessee Health Education & Multi-Family Housing, Windsor
            Apartments (Asset GTY)..............................................................  6.750    10/1/17      123,660
                                                                                                                   ------------
                                                                                                                      2,057,378
                                                                                                                   ------------
           Territory of American Samoa -- 0.15%
   300,000 Territory of American Samoa (ACA)....................................................  6.000     9/1/07      316,497
                                                                                                                   ------------
           Texas -- 6.95%
     5,000 Bexar County Texas Housing Finance Corp. Revenue, AMT (GNMA).........................  7.750     9/1/15        5,089
 3,160,000 Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Stablewood
            Farms (GNMA)........................................................................  6.250    7/20/43    3,304,569
   450,000 Bexar County Texas Revenue Project (MBIA)............................................  5.750    8/15/22      465,156
    30,000 Bryan Texas Higher Education Authority, Allen Academy................................  6.500    12/1/06       30,488
   435,000 Bryan Texas Higher Education Authority, Allen Academy................................  7.300    12/1/16      445,875
   280,674 Capital Area Housing Finance Corp., AMT..............................................  6.500    11/1/19      277,603
   245,000 Collin County Texas Housing Finance Corp., Multi-Family Revenue, Mandatory Put
            9/1/03 @ 100........................................................................  6.500     9/1/22      251,738
    10,000 Del Rio Texas (Asset GTY)............................................................  7.500     4/1/03       10,583
    55,000 Del Rio Texas (Asset GTY)............................................................  7.500     4/1/04       59,811
     5,000 Del Rio Texas (Asset GTY)............................................................  7.500     4/1/08        5,775
    55,000 Del Rio Texas (Asset GTY)............................................................  7.500     4/1/09       62,917
     5,000 Del Rio Texas (Asset GTY)............................................................  6.500     4/1/10        5,425
     5,000 Del Rio Texas (Asset GTY)............................................................  5.550     4/1/11        5,153
     5,000 Del Rio Texas (Asset GTY)............................................................  5.650     4/1/13        5,117

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                       Security                                                 Maturity    Value
 Amount                                        Description                                      Rate (%)   Date     (Note 2)
----------                                     -----------                                      -------- -------- ------------
           Municipal Bonds (continued)
           Texas (continued)
$    5,000 Del Rio Texas (Asset GTY)...........................................................  5.750     4/1/16 $      5,074
    65,000 Del Rio Texas (Asset GTY)...........................................................  5.750     4/1/17       65,829
    35,000 Denison Texas Hospital Authority Hospital Revenue, ETM..............................  7.125     7/1/08       38,675
   130,000 Edgewood Texas Independent School District..........................................  4.900    8/15/08      129,323
   130,000 Edgewood Texas Independent School District..........................................  5.000    8/15/09      128,695
   140,000 Edgewood Texas Independent School District..........................................  5.000    8/15/10      137,131
   160,000 Edgewood Texas Independent School District..........................................  5.250    8/15/13      155,988
   220,000 Gregg County Texas Housing Finance Corp. (AXA), Mandatory Put 3/1/06 @ 100..........  6.400     9/1/25      227,355
 2,100,000 Gulf Coast Waste Disposal Authority Texas Revenue, Multi-Modal, Champion
            International Corp., AMT...........................................................  6.875    12/1/28    2,152,017
   225,000 Gulf Coast Waste Disposal Authority Texas, Prerefunded 8/1/03 @ 100.................  6.500     2/1/06      236,585
   150,000 Harris County Texas Health Facilities Development Corp., Hospital Revenue, Memorial
            Hospital System Project, Prerefunded to various dates..............................  7.125     6/1/05      156,317
    70,000 Harris County Texas Housing Finance Corp., AMT (FSA)................................  5.700     6/1/06       72,529
   300,000 Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing,
            AMT (GNMA).........................................................................  7.400    9/20/35      339,309
    45,000 Houston Texas Apartment Systems Revenue, ETM........................................  7.600     7/1/10       52,137
   450,000 Houston Texas Housing Finance Corp., Single Family, Zero Coupon.....................  0.000     6/1/14      179,838
   130,000 Houston Texas Housing Finance Corp., Single Family..................................  8.000     6/1/14      136,999
   105,000 Houston Texas Sewer System Revenue, ETM.............................................  6.375    10/1/08      114,993
    65,000 McAllen Texas Development Corp. (FSA)...............................................  4.700    2/15/08       65,214
    65,000 McAllen Texas Development Corp. (FSA)...............................................  4.800    2/15/09       65,200
   300,000 Northeast Hospital Authority Texas Revenue, ETM.....................................  8.000     7/1/08      339,111
    27,372 Odessa Texas Housing Finance Corp. Single Family (FNMA).............................  8.450    11/1/11       28,354
    95,000 Panhandle Texas Regulation Housing Finance, AMT (GNMA)..............................  7.500     5/1/24       95,440
    10,000 Panhandle-Plains Texas Higher Education, Series D, AMT..............................  5.100     9/1/03       10,169
    10,000 Panhandle-Plains Texas Higher Education, Series D, AMT..............................  5.250     3/1/05       10,112
    20,000 Port Houston Authority Texas, Harris County Revenue.................................  5.750     5/1/02       20,267
 1,495,000 Southeast Texas Housing Financal Corp., Zero Coupon.................................  0.000     9/1/17      644,151
    40,000 Tarrant County Texas Health Facilities Development Revenue, South Central Nursing
            Homes (FHA/MBIA)...................................................................  6.000     1/1/37       42,158
   660,000 Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Lost Spurs Ranch
            Apartments LLC (GNMA)..............................................................  6.850    9/20/30      722,311
 1,290,000 Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Lost Spurs Ranch
            Apartments LLC (GNMA)..............................................................  6.950    3/20/39    1,413,697
   680,000 Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Lost Spurs Ranch
            Apartments LLC (GNMA)..............................................................  5.500    9/20/42      665,870
   490,000 Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Summit Project A,
            Mandatory Put 9/1/07 @ 100 (FNMA)..................................................  5.080     9/1/27      506,253
    45,000 Texarkana Texas Housing Finance Corp. Mortgage, Summer Hill, Series A (GNMA)........  5.550    1/20/07       46,863
   350,000 Texas State Department Housing & Community Affairs, Meadow Ridge Apartments
            Project, AMT (FNMA)................................................................  5.050     8/1/08      355,586
   270,000 Texas State Department Housing & Community Affairs, Volente Project, AMT (FNMA).....  5.000     7/1/08      277,987
   230,000 Travis County Texas Housing Finance Corp., Broadmoor Apartments Project, AMT (FSA)..  5.700     6/1/06      241,288
   245,000 Washington County Texas Health, Revenue Bond, Health Hospital, Nursing Home
            Improvements (ACA).................................................................  4.750     6/1/03      249,741
                                                                                                                  ------------
                                                                                                                    15,063,865
                                                                                                                  ------------
           Utah -- 0.82%
    40,000 Hildale Utah........................................................................  7.500   12/15/03       40,116
   125,000 Provo City Utah Housing Authority Multi-Family, Lookout Pointe Apartments (GNMA)....  6.000    7/20/08      134,505

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                       Security                                                 Maturity    Value
 Amount                                        Description                                      Rate (%)   Date     (Note 2)
----------                                     -----------                                      -------- -------- ------------
           Municipal Bonds (continued)
           Utah (continued)
$   90,000 Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT  5.200     7/1/11 $     90,056
   100,000 Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT  5.250     7/1/11      101,221
   105,000 Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT  5.050     7/1/12      105,306
    65,000 Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT.......  5.250     7/1/12       64,836
   200,000 Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class II, AMT.  5.400     7/1/16      202,066
    95,000 Utah State Housing Finance Agency, Single Family Mortgage, Series F1, Class I.......  5.500     7/1/16       96,868
   490,000 Utah State Housing Finance Agency, Single Family Mortgage, Mezz D2, AMT.............  5.400     7/1/20      491,259
    95,000 Utah State Housing Finance Agency, Sub-Single Family Mortgage, Issue F1.............  5.850     7/1/07      100,033
   315,000 Weber County Utah Municipal Building Authority (Asset GTY)..........................  6.750   12/15/04      344,440
                                                                                                                  ------------
                                                                                                                     1,770,706
                                                                                                                  ------------
           Vermont -- 0.19%
    55,000 Vermont Educational & Health Buildings Financing Agency, Norwich University Project.  4.750     7/1/04       55,877
    95,000 Vermont Educational & Health Buildings Financing Agency, Norwich University Project.  5.000     7/1/06       95,946
    95,000 Vermont Educational & Health Buildings Financing Agency, Norwich University Project.  5.000     7/1/07       94,791
   175,000 Vermont Educational & Health Buildings Financing Agency, Norwich University Project.  5.750     7/1/13      174,344
                                                                                                                  ------------
                                                                                                                       420,958
                                                                                                                  ------------
           Virginia -- 1.07%
   745,000 Alexandria Virginia Redevelopment & Housing Authority, AMT..........................  6.625     5/1/24      759,690
   610,000 Chesterfield County Virginia Industrial Development Authority (LOC).................  5.000     7/1/14      604,968
   165,000 Chesterfield County Virginia Industrial Development Authority (LOC).................  5.200     7/1/19      162,578
   290,000 Newport News Virginia Industrial Development Authority (GNMA).......................  7.250     8/1/16      313,244
   230,000 Richmond Virginia Metro Authority Expressway Revenue, Partially Prerefunded, Balance
            ETM................................................................................  7.000   10/15/13      265,107
   200,000 Virginia State Housing Development Authority, Multi-Family Housing, Series D........  6.800    11/1/09      205,312
                                                                                                                  ------------
                                                                                                                     2,310,899
                                                                                                                  ------------
           Washington -- 2.31%
    95,000 Grays Harbor County Washington Public Utility, ETM..................................  5.375     1/1/06       98,246
 1,800,000 King County Washington Housing Authority Revenue, Vashon Community Center,
            Series A, SUB (GNMA)...............................................................  7.250    9/20/42    1,933,290
    90,000 King County Washington Housing Authority, Multi-Family Mortgage.....................  7.000     8/1/03       90,095
    25,000 King County Washington Housing Authority, Multi-Family Mortgage.....................  7.000     8/1/03       25,026
   365,000 Seattle Washington Housing Authority (GNMA).........................................  7.400   11/20/36      405,865
   135,000 Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A
            (Standby LOC)......................................................................  5.750     4/1/28      126,005
   245,000 Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A..  5.625     4/1/28      224,758
 1,150,000 Washington State Housing Finance Community, AMT (LOC), Mandatory Put 7/1/08
            @100...............................................................................  4.900     7/1/30    1,154,382
   590,000 Washington State Housing Financial Commonwealth, Bonds Convert 6/1/08 to 5.60%,
            AMT, Zero Coupon, (GNMA/FNMA)......................................................  0.000    12/1/20      388,120
   135,000 Washington State Housing Revenue, Crista Ministries Project (LOC)...................  5.100     7/1/10      135,328
   240,000 Washington State Housing Revenue, Presbyterian Ministries (ACA).....................  5.100     1/1/14      225,413
   200,000 Washington State Housing Revenue, Presbyterian Ministries (ACA).....................  5.300     1/1/19      183,144
                                                                                                                  ------------
                                                                                                                     4,989,672
                                                                                                                  ------------
           West Virginia -- 0.99%
    55,000 Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp.
            Project (Standby LOC)..............................................................  5.550     9/1/08       55,560
    55,000 Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp.
            Project (Standby LOC)..............................................................  5.700     9/1/09       55,586

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

 Shares
   or
Principal                                        Security                                                 Maturity    Value
 Amount                                         Description                                      Rate (%)   Date     (Note 2)
----------                                      -----------                                      -------- -------- ------------
           Municipal Bonds (continued)
           West Virginia (continued)
$  695,000 Harrison County West Virginia, Series B, (AMBAC), Zero Coupon........................  0.000   10/20/10 $    372,465
 1,190,000 Kanawha County West Virginia Building Community Revenue, Charleston Area Medical
            Center Project, ETM.................................................................  6.600    12/1/08    1,294,791
   434,000 Marshall County West Virginia Mortgage Revenue Capital Appreciation, (MBIA), Zero
            Coupon..............................................................................  0.000     5/1/14      169,329
   186,000 West Virginia State Board Regents Revenue, Series A, ETM.............................  5.900     4/1/04      192,584
                                                                                                                   ------------
                                                                                                                      2,140,315
                                                                                                                   ------------
           Wisconsin -- 0.76%
    65,000 Oshkosh Wisconsin Hospital Facility Revenue, Mercy Medical Center, Prerefunded 7/1/07
            @100................................................................................  7.375     7/1/07       72,706
     5,000 Pewaukee Wisconsin Industrial Development Revenue, Lake Country Development
            Project, AMT (LOC)..................................................................  5.800     6/1/04        5,150
     5,000 Pewaukee Wisconsin Industrial Development Revenue, Lake Country Development
            Project, AMT (LOC)..................................................................  5.900     6/1/05        5,198
    10,000 Pewaukee Wisconsin Industrial Development Revenue, Lake Country Development
            Project, AMT (LOC)..................................................................  6.000     6/1/06       10,439
   300,000 Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA).................  5.300    9/20/18      299,226
    65,000 Whitewater Wisconsin Waterworks Systems Mortgage Revenue.............................  7.500     7/1/16       75,106
    95,000 Wisconsin Housing and Economic Development Authority, Series B, AMT..................  4.950     9/1/09       97,120
   285,000 Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A
            (MBIA)..............................................................................  5.100    8/15/07      298,358
   170,000 Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A
            (MBIA)..............................................................................  5.200    8/15/08      177,511
   295,000 Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A
            (MBIA)..............................................................................  5.300    8/15/09      308,665
     5,000 Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)  5.250     2/1/04        5,191
     5,000 Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)  5.400     2/1/05        5,240
   135,000 Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)  5.750     2/1/12      138,827
   135,000 Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)  6.000     2/1/17      137,300
                                                                                                                   ------------
                                                                                                                      1,636,037
                                                                                                                   ------------
           Wyoming -- 0.53%
   245,000 Cheyenne Wyoming Federal Mineral Reality Revenue, Second Lien........................  6.200     6/1/09      253,387
    80,000 Teton County Wyoming Hospital District, Hospital Refunding & Imports (ACA)...........  5.000    12/1/03       82,613
   150,000 Teton County Wyoming, Teton County School District No 1 Project (MBIA)...............  5.000     6/1/05      156,546
    55,000 Wyoming Community Development Authority Housing Revenue, Series 5, AMT...............  5.700    12/1/07       58,067
   585,000 Wyoming Community Development Authority, Multi-Family Revenue, Aspen Court
            Apartments, Mandatory Put 12/1/08 @100, AMT (LOC)...................................  4.750    12/1/30      588,914
    10,000 Wyoming Community Development Authority, Single Family Mortgage, Series B, AMT.......  8.125     6/1/21       10,044
                                                                                                                   ------------
                                                                                                                      1,149,571
                                                                                                                   ------------
           Total Municipal Bonds (cost $206,843,780)............................................                    211,199,380
                                                                                                                   ------------
           Money Market Mutual Funds -- 3.01%
 6,526,370 BlackRock Provident Institutional Muni Cash Fund.....................................                      6,526,370
                                                                                                                   ------------
           Total Money Market Mutual Funds (cost $6,526,370)....................................                      6,526,370
                                                                                                                   ------------
           Total Investments (cost $213,370,150) (a) -- 100.58%.................................                    217,725,750
           Liabilities in excess of other assets -- (0.58)%.....................................                     (1,258,632)
                                                                                                                   ------------
           Total Net Assets -- 100.00%..........................................................                   $216,467,118
                                                                                                                   ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $ 5,615,135
                    Unrealized depreciation....  (1,259,535)
                                                -----------
                    Net unrealized appreciation $ 4,355,600
                                                ===========

(b) Represents non-income producing securities.

* Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   ACA -- American Capital Access
   AMT -- Alternative Minimum Tax
   AMBAC -- AMBAC Indemnity Corp.
   AXA -- AXA Reinsurance UK
   ETM -- Escrowed to Maturity
   FGIC -- Financial Guaranty Insurance Co.
   FHA -- Federal Housing Administration
   FHLMC -- Federal Home Loan Mortgage Corp.
   FNMA -- Federal National Mortgage Association
   FSA -- Financial Security Assurance, Inc.
   GNMA -- Government National Mortgage Association
   GO -- General Obligations
   GTY -- Guaranteed
   IRBA -- Industrial Reconstruction Building Authority
   ISND -- Insured
   LOC -- Letter of Credit
   MBIA -- Municipal Bond Insurance Association
   SUB -- Step-up Bond

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments -- December 31, 2001 (Unaudited)


 Principal                                      Security                                                Maturity    Value
  Amount                                       Description                                     Rate (%)   Date     (Note 2)
  ------                                       -----------                                     --------   ----     --------
            Asset Backed Securities -- 7.43%
$    15,341 Arcadia Automobile Receivables Trust, Series 1997-D, Class A3.....................  6.200    5/15/03 $     15,371
      1,718 Banc One Home Equity Trust, Series 1999-1, Class A1...............................  6.060    1/25/12        1,715
    510,225 BMW Vehicle Lease Trust, Series 2000-A, Class A2..................................  6.650    2/25/05      513,523
     23,932 Chevy Chase Auto Receivables Trust, Series 1997-4, Class A........................  6.250    6/15/04       24,045
  1,815,000 Citibank Credit Card Issuance Trust, Series 2000-A3, Class A3.....................  6.875   11/15/09    1,946,019
    850,000 Connecticut RRB Special Purpose Trust CL&P-1, Series 2001-1, Class A5*............  6.210   12/30/11      862,735
    984,882 Daimler Chrysler Auto Trust, Series 2000-C, Class A2..............................  6.810     7/6/03      993,214
    653,310 Daimler Chrysler Auto Trust, Series 2000-E, Class A2..............................  6.210    12/8/03      664,187
    655,000 Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5*...............  6.420     3/1/15      658,678
    270,019 FHLMC Structured Pass Through Securities, Series T-31, Class A1...................  5.938    6/25/15      271,430
    676,316 Ford Credit Auto Owner Trust, Series 2001-A, Class A3*............................  5.350    7/15/03      683,507
    560,000 MBNA Master Credit Card Trust, Series 1999-B, Class A.............................  5.900    8/15/11      568,080
    840,000 MBNA Master Credit Card Trust, Series 2000-E, Class A.............................  7.800   10/15/12      937,787
    181,014 Nissan Auto Receivables Owner Trust, Series 2000-B, Class A2......................  7.150   12/16/02      181,629
    396,566 Nissan Auto Receivables Owner Trust, Series 2000-C, Class A2......................  6.710    3/17/03      399,348
  1,000,000 Nissan Auto Receivables Owner Trust, Series 2000-C, Class A3......................  6.720    8/16/04    1,034,328
  1,075,000 Peco Energy Transition Trust, Series 2000-A, Class A3*............................  7.625     3/1/10    1,185,680
    100,000 Peco Energy Transition Trust, Series 2001-A, Class A1.............................  6.520   12/31/10      103,966
    415,000 PSE&G Transition Funding LLC, Series 2001-1, Class A6.............................  6.610    6/15/15      430,301
    345,467 Toyota Auto Receivables Owner Trust, Series 2001-A, Class A2*.....................  5.380   12/15/03      348,277
  1,500,000 Toyota Auto Receivables Owner Trust, Series 2001-C, Class A2......................  3.770    7/15/04    1,514,796
                                                                                                                 ------------
            Total Asset Backed Securities (cost $12,990,958)..................................                     13,338,616
                                                                                                                 ------------
            Collateralized Mortgage Obligations -- 6.82%
  1,000,000 Banc of America Commercial Mortgage, Inc., Series 2000-2, Class A2................  7.197    5/15/10    1,062,014
    650,000 Banc of America Large Loan, Series 2000-FM, Class A2..............................  6.490   12/14/10      647,256
  1,200,000 Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2...............  7.198   11/15/09    1,276,466
    147,220 DR Structured Finance, Series A-1.................................................  7.600    8/15/07      114,280
    202,188 DR Structured Finance, Series A-1.................................................  6.660    8/15/10      135,163
  1,125,000 First Union-Chase Commercial Mortgage, Series 1999-C2, Class A2...................  6.645    4/15/09    1,163,976
    508,192 General Electric Capital Commercial Mortgage Corp., Series 2001-1, Class A1.......  6.079   10/15/10      517,945
  1,150,000 GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class A2...............  6.420    8/15/08    1,184,727
    550,000 J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A3  6.429    4/15/35      557,004
      1,126 Kidder Peabody Mortgage Assets Trust, Series B, Class A2..........................  9.500    4/22/18          229
    579,445 LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A1........................  7.950    7/15/09      626,468
  1,100,000 LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2........................  7.370    6/15/10    1,176,190
    825,629 Lehman ABS Manufactured Housing Contract, Series 2001-B, Class A1.................  3.010    3/15/10      824,353
  1,100,000 PNC Mortgage Acceptance Corp., Series 2000-C2, Class A2...........................  7.300    9/12/10    1,175,177
  1,200,000 Salomon Brothers Mortgage Securities VII, Series 2000-C3, Class A2................  6.592   10/18/10    1,230,375
    550,000 Salomon Brothers Mortgage Securities VII, Series 2001-C1, Class A3................  6.428   12/18/35      555,993
                                                                                                                 ------------
            Total Collateralized Mortgage Obligations (cost $12,085,539)......................                     12,247,616
                                                                                                                 ------------
            Corporate Bonds -- 25.00%
    135,000 Adelphia Communications...........................................................  7.875     5/1/09      123,694
    360,000 Adelphia Communications...........................................................  9.375   11/15/09      346,050
    520,000 Aetna, Inc........................................................................  7.875     3/1/11      512,135
    295,000 Ahold Finance USA, Inc............................................................  6.875     5/1/29      283,621
    195,000 Anthem Insurance*.................................................................  9.125     4/1/10      209,550
    440,000 Anthem Insurance*.................................................................  9.000     4/1/27      442,873
    380,000 AOL-Time Warner, Inc..............................................................  7.625    4/15/31      401,953
    110,000 AT&T Corp.*.......................................................................  7.300   11/15/11      112,687
    615,000 AT&T Corp.*.......................................................................  8.000   11/15/31      643,639

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

 Principal                 Security                           Maturity    Value
  Amount                  Description                Rate (%)   Date     (Note 2)
-----------               -----------                -------- -------- ------------
            Corporate Bonds  (continued)
$   545,000 AT&T Wireless Group*....................   8.750    3/1/31 $    617,696
    880,888 BAE Systems 2001 Asset Trust*...........   6.664   9/15/13      896,696
     95,000 Belo Corp...............................   8.000   11/1/08       97,028
    290,000 Boeing Capital Corp.....................   6.500   2/15/12      288,589
     60,000 Cablevision, Inc........................   8.125   7/15/09       61,668
    360,000 Calpine Corp............................   8.500   2/15/11      327,588
    365,000 Centex Corp.............................   7.875    2/1/11      371,844
    275,000 Charter Communication Holdings, SUB*....  11.750   1/15/10      197,313
    415,000 Charter Communication Holdings, SUB*....  11.750   5/15/11      255,225
    435,000 Chase Manhattan Corp....................   6.000   2/15/09      433,275
    440,000 Cigna Corp..............................   6.375  10/15/11      432,048
    360,000 Clear Channel Communications............   7.650   9/15/10      371,866
    175,000 CMS Energy Corp.........................   7.500   1/15/09      171,299
    110,000 CMS Panhandle Holding Co................   7.000   7/15/29       94,845
    895,000 Conoco, Inc.............................   6.950   4/15/29      910,097
    195,000 Consolidated Natural Gas, Series C......   6.250   11/1/11      190,841
    111,740 Continental Airlines, Series 971A.......   7.461    4/1/15      103,051
    334,454 Continental Airlines, Series 981A.......   6.648   9/15/17      292,075
    201,102 Continental Airlines, Series 991A.......   6.545    2/2/19      172,355
    165,000 Corning, Inc., DN.......................   0.000   11/8/15       87,244
    445,000 Cox Communications, Inc.................   7.750   11/1/10      475,180
    515,000 CSC Holdings, Inc.......................   7.875  12/15/07      530,662
     75,000 CSC Holdings, Inc.......................   7.250   7/15/08       74,282
     65,000 CSC Holdings, Inc.*.....................   7.625    4/1/11       65,090
    400,000 Daimler Chrysler North American Holding.   8.000   6/15/10      419,332
    405,000 Dana Corp.*.............................   9.000   8/15/11      376,561
    250,000 Delphi Auto Systems Corp................   7.125    5/1/29      225,373
    190,000 EOP Operating LP........................   6.763   6/15/07      193,358
    205,000 EOP Operating LP........................   6.800   1/15/09      205,542
    210,000 EOP Operating LP........................   7.500   4/19/29      200,931
    365,000 Equitable Cos...........................   6.500    4/1/08      373,290
     95,000 Equitable Cos...........................   7.000    4/1/28       93,604
    230,000 Farmers Exchange Capital*...............   7.050   7/15/28      182,697
    745,000 Farmers Insurance Exchange*.............   8.625    5/1/24      713,194
    655,000 Federated Department Stores.............   6.900    4/1/29      611,807
    385,000 Florida Residential Property & Casualty*   7.375    7/1/03      406,993
    500,000 Florida Windstorm*......................   7.125   2/25/19      512,702
  1,070,000 Ford Motor Co...........................   6.625   10/1/28      887,520
    255,000 Ford Motor Credit Co....................   7.375  10/28/09      251,154
     85,000 Ford Motor Credit Co....................   7.250  10/25/11       82,716
     85,000 Fred Meyer, Inc.........................   7.450    3/1/08       91,291
    205,000 Fresenius Medical Care Capital Trust II.   7.875    2/1/08      205,513
    340,000 General Motors Acceptance Corp..........   6.875   9/15/11      333,050
    385,000 General Motors Acceptance Corp..........   8.000   11/1/31      391,847
    555,000 Golden State Holdings...................   7.125    8/1/05      556,725
    640,000 GTE Corp................................   6.940   4/15/28      634,872
    475,000 Harrah's Operating Co., Inc.*...........   8.000    2/1/11      489,304
    140,000 Hartford Financial Services Group.......   7.900   6/15/10      153,237
    520,000 Hartford Life...........................   7.375    3/1/31      536,359
    450,000 Health Net, Inc.........................   8.375   4/15/11      463,948
    185,000 HMH Properties, Series A................   7.875    8/1/05      175,750
      2,600 Home Ownership Funding*.................  13.331  12/30/06    1,787,133
    475,000 Honeywell International.................   6.125   11/1/11      469,610

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                    Security                              Maturity    Value
 Amount                     Description                   Rate (%)   Date     (Note 2)
----------                  -----------                   -------- -------- ------------
           Corporate Bonds  (continued)
$   35,000 Host Marriott LP, Series E....................   8.375   2/15/06 $     33,688
   750,000 Household Finance Corp........................   5.875    2/1/09      713,396
   685,000 Hutchison Whampoa Financial, Yankee*..........   7.450    8/1/17      683,566
    70,000 Intermedia Communication, Series B............   8.500   1/15/08       71,663
   405,000 Jet Equipment Trust, Series 1995-C*...........  10.690   11/1/13      238,950
    80,000 Jet Equipment Trust, Series A11*..............  10.000   6/15/12       54,400
   715,000 John Hancock*.................................   7.375   2/15/24      715,148
   131,597 K-Mart Funding Corp., Series F................   8.800    7/1/10      101,330
   420,000 Kroger Co.....................................   8.000   9/15/29      465,871
   170,000 Kroger Co.....................................   7.500    4/1/31      178,442
   650,000 Lenfest Communications........................   7.625   2/15/08      686,394
   270,000 Lockheed Martin Corp..........................   7.750    5/1/26      291,225
   790,000 Lowe's Companies, Inc.........................   6.500   3/15/29      763,162
   290,000 MBNA America Bank, Series BKNT................   6.500   6/20/06      284,576
   250,000 Metropolitan Life Insurance Co.*..............   7.450   11/1/23      245,422
   430,000 Metropolitan Life Insurance Co.*..............   7.800   11/1/25      438,282
   530,000 Mirant Americas General LLC*..................   7.200   10/1/08      467,994
   900,000 Nationwide Mutual Insurance*..................   7.500   2/15/24      809,789
   250,000 New England Mutual*...........................   7.875   2/15/24      256,138
   205,000 News America Holdings.........................   8.875   4/26/23      221,659
   160,000 News America Holdings.........................   7.750    2/1/24      155,662
   490,000 News America, Inc.............................   7.280   6/30/28      455,409
   770,000 Nextel Communications, SUB....................  10.650   9/15/07      589,049
   430,000 Nisource Finance Corp.........................   7.875  11/15/10      445,017
   200,000 Northrop Grumman Corp.........................   7.750   2/15/31      216,592
   365,000 Oxymar*.......................................   7.500   2/15/16      291,317
   170,000 Pemex Project Funding Master Trust............   9.125  10/13/10      180,200
   305,000 Prime Property Funding II*....................   6.800   8/15/02      311,489
   385,000 Prime Property Funding II*....................   7.000   8/15/04      403,030
   675,000 Prudential Holdings LLC*......................   8.695  12/18/23      702,115
 1,330,000 Prudential Holdings LLC, Series FSA...........   7.245  12/18/23    1,361,800
   520,000 PSEG Energy Holdings*.........................   9.125   2/10/04      546,606
   450,000 Pulte Homes, Inc.*............................   7.875    8/1/11      445,992
   515,000 Qwest Capital Funding.........................   7.750   2/15/31      494,128
   220,000 Qwest Capital Funding*........................   7.900   8/15/10      223,814
   365,000 Raytheon Co.*.................................   8.200    3/1/06      395,632
   280,000 Raytheon Co.*.................................   8.300    3/1/10      310,655
   100,000 Reed Elsevier Capital.........................   6.750    8/1/11      101,439
   325,000 Simon Property Group LP.......................   6.375  11/15/07      317,941
   280,000 Station Casinos, Inc..........................   8.375   2/15/08      284,200
   410,000 Sun Microsystems, Inc.........................   7.650   8/15/09      416,173
   240,000 TCI Communications, Inc.......................   7.875   2/15/26      247,993
   135,000 Telus Corp....................................   8.000    6/1/11      143,258
   540,000 Tenet Healthcare Corp.*.......................   6.875  11/15/31      498,724
   340,000 The Healthcare Co.............................   7.190  11/15/15      328,832
    65,000 The Healthcare Co., Series MTN................   8.700   2/10/10       70,732
   175,000 The Healthcare Co., Series MTN................   9.000  12/15/14      198,857
   120,000 The Healthcare Co., Series MTN................   7.580   9/15/25      113,639
    95,000 Time Warner, Inc..............................   7.570    2/1/24       99,011
   515,000 Time Warner, Inc..............................   6.625   5/15/29      481,531
   145,000 TRW, Inc......................................   7.625   3/15/06      149,335
   397,709 U.S. Airways Pass-Through Trust, Series 2000-1   8.110   2/20/17      412,004
   400,000 USA Waste.....................................   7.000   7/15/28      369,796

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                  Security                            Maturity    Value
 Amount                   Description                 Rate (%)   Date     (Note 2)
----------                -----------                 -------- -------- ------------
           Corporate Bonds  (continued)
$  305,000 Waste Management, Inc.....................   7.375   5/15/29 $    292,440
   575,000 Williams Cos., Series A...................   7.500   1/15/31      560,172
   795,000 World Financial Property*.................   6.950    9/1/13      801,758
 1,270,000 WorldCom, Inc.............................   6.950   8/15/28    1,147,581
                                                                        ------------
           Total Corporate Bonds (cost $43,986,809)..                     44,904,490
                                                                        ------------
           Foreign Bonds -- 4.88%
   165,000 Deutsche Telekom International Finance....   8.250   6/15/30      183,130
   689,590 Federal Republic of Brazil................   8.000   4/15/14      530,984
   735,000 Glencore Nickel Property Ltd..............   9.000   12/1/14      404,250
   640,000 Global Crossing Holdings Ltd..............   9.125  11/15/06       73,600
   415,000 Global Crossing Holdings Ltd..............   8.700    8/1/07       37,350
 3,930,000 Government of France......................   4.000  10/25/09    3,290,308
   135,511 Oil Purchase Co.*.........................   7.100   4/30/02      134,811
   400,000 PCCW-HKTC Capital Ltd.*...................   7.750  11/15/11      399,071
   665,000 Petrozuata Finance, Inc.*.................   8.220    4/1/17      498,750
   605,000 RAS Laffan Liquid Natural Gas*............   8.294   3/15/14      617,100
   475,000 Republic of Columbia......................  11.750   2/25/20      472,625
   110,000 Republic of Philippines...................  10.625   3/16/25      107,800
   525,000 Tyco International Group SA, Yankee.......   6.750   2/15/11      527,110
    95,000 Tyco International Group SA, Yankee.......   6.375  10/15/11       92,808
   250,000 United Mexican States.....................   8.375   1/14/11      259,375
   380,000 United Mexican States.....................   8.125  12/30/19      370,120
   130,000 United Mexican States, Series MTN.........   8.300   8/15/31      127,725
   200,000 Vodafone Group PLC........................   7.750   2/15/10      219,659
   370,000 Vodafone Group PLC........................   7.875   2/15/30      417,426
                                                                        ------------
           Total Foreign Bonds (cost $9,630,591).....                      8,764,002
                                                                        ------------
           U.S. Government Agency Mortgages -- 69.51%
 1,186,853 Fannie Mae Strip, Series 270, Class 2, IO.   8.500    9/1/23      257,584
   141,076 Fannie Mae Strip, Series 274, Class 2, IO.   8.500   10/1/25       27,576
   199,285 Fannie Mae Strip, Series 281, Class 2, IO.   9.000   11/1/26       42,566
 1,074,737 Fannie Mae Strip, Series 296, Class 2, IO.   8.000    4/1/24      240,136
 1,325,522 Fannie Mae Strip, Series 306, Class IO....   8.000    5/1/30      235,487
   185,038 Fannie Mae Strip, Series 307, Class IO....   8.000    6/1/30       32,642
 4,650,000 Fannie Mae Strip, Series 317, Class 1, PO.   0.000    8/1/31    4,073,841
 4,241,788 Fannie Mae Strip, Series 317, Class 2, IO.   8.000    8/1/31      740,324
    83,836 Fannie Mae, Pool #117095..................   8.500    7/1/08       85,158
   367,621 Fannie Mae, Pool #124836..................  10.000    5/1/22      407,087
   119,924 Fannie Mae, Pool #124911..................  10.000    3/1/16      132,925
   867,722 Fannie Mae, Pool #124961..................  10.000    8/1/21      963,123
    33,888 Fannie Mae, Pool #190535..................  11.000    1/1/16       38,558
    34,973 Fannie Mae, Pool #23......................   8.500    8/1/11       37,440
   188,184 Fannie Mae, Pool #253267..................   8.500    5/1/30      199,867
 2,085,895 Fannie Mae, Pool #253399..................   8.500    8/1/30    2,215,386
   482,308 Fannie Mae, Pool #253438..................   8.500    9/1/30      512,249
 2,550,941 Fannie Mae, Pool #253813..................   8.000    5/1/31    2,670,355
   432,866 Fannie Mae, Pool #303406..................  10.000    2/1/25      479,336
    38,422 Fannie Mae, Pool #313033..................  10.000    7/1/17       42,588
    61,425 Fannie Mae, Pool #313328..................  10.000    7/1/18       68,094
    50,593 Fannie Mae, Pool #359461..................  10.500   12/1/17       56,844
    37,184 Fannie Mae, Pool #3657....................  12.000    8/1/13       43,038
   399,328 Fannie Mae, Pool #378141..................  10.000    4/1/19      442,617

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

 Principal                    Security                             Maturity    Value
  Amount                     Description                  Rate (%)   Date     (Note 2)
  ------                     -----------                  --------   ----     --------
            U.S. Government Agency Mortgages  (continued)
$   355,494 Fannie Mae, Pool #397120.....................  10.000    5/1/21 $    394,031
    168,411 Fannie Mae, Pool #399289.....................  10.000   12/1/14      186,491
     29,447 Fannie Mae, Pool #50163......................  10.500   11/1/18       33,096
  1,305,881 Fannie Mae, Pool #535148.....................   8.000    2/1/30    1,371,766
  3,691,328 Fannie Mae, Pool #535270.....................   8.500    4/1/30    3,930,796
  1,224,988 Fannie Mae, Pool #535332.....................   8.500    4/1/30    1,304,457
    506,846 Fannie Mae, Pool #535435.....................   8.500    8/1/30      538,310
  2,032,237 Fannie Mae, Pool #535488.....................   8.500    9/1/30    2,158,396
  1,249,640 Fannie Mae, Pool #535608.....................   9.500    4/1/30    1,365,808
    560,247 Fannie Mae, Pool #535916.....................   8.000    5/1/31      587,119
    305,334 Fannie Mae, Pool #536282.....................   8.500    7/1/30      324,289
     86,551 Fannie Mae, Pool #54075......................   8.500   12/1/08       92,280
    470,437 Fannie Mae, Pool #546591.....................   8.500    6/1/30      499,642
     50,736 Fannie Mae, Pool #549605.....................   8.500    8/1/30       53,886
     14,038 Fannie Mae, Pool #554465.....................   8.500   10/1/23       15,129
    623,457 Fannie Mae, Pool #557160.....................   8.500   12/1/30      662,161
     40,201 Fannie Mae, Pool #568980.....................   8.500    2/1/31       42,613
    672,801 Fannie Mae, Pool #573752.....................   8.500    2/1/31      714,568
     46,556 Fannie Mae, Pool #58253......................  10.000   10/1/16       51,534
  2,601,064 Fannie Mae, Pool #589561.....................   8.500    5/1/31    2,757,129
  2,405,869 Fannie Mae, Pool #589604.....................   8.500    5/1/31    2,550,221
     17,641 Fannie Mae, Series 1990-118, Class S, INV, IO  52.329   9/25/20       29,325
    760,058 Fannie Mae, Series 1992-186, Class S, INV, IO   4.622  10/25/27       47,352
     31,534 Fannie Mae, Series 1996-14, Class PC, PO.....   0.000  12/25/23       24,553
    535,000 Fannie Mae, Series 1996-68, Class SC, INV, IO   6.163   1/25/24       64,307
    102,541 Fannie Mae, Series 1997-30, Class SI, INV, IO   6.063   7/25/22        8,531
    877,612 Fannie Mae, Series 1997-57, Class PV, PAC, IO   8.000   9/18/27      190,091
  4,794,312 Fannie Mae, Series 1999-42, Class SA, INV, IO   6.270  10/25/28      388,819
  2,667,302 Fannie Mae, Series 2000-31, Class SB, INV, IO   6.070  12/25/27      139,767
      5,489 Fannie Mae, Series 2001-24, Class FA, IO.....   2.080  10/25/24        5,490
  2,408,957 Fannie Mae, Series 2001-4, Class SA, IO......   5.654   2/17/31      193,680
     29,809 Fannie Mae, Series G92-53, Class S, INV, IO..  65.813   9/25/22       29,854
 15,075,000 Fannie Mae, TBA..............................   6.000    1/1/32   14,742,092
 16,500,000 Fannie Mae, TBA..............................   6.500    1/1/32   16,510,312
 11,500,000 Fannie Mae, TBA..............................   7.000    1/1/32   11,716,821
  5,900,000 Fannie Mae, TBA..............................   8.000    1/1/32    6,179,630
    173,477 Freddie Mac Gold Pool #C01104................   8.000   12/1/30      181,856
    781,342 Freddie Mac Gold Pool #C41019................   8.000    8/1/30      819,080
    344,123 Freddie Mac Gold Pool #D11089................   9.500   10/1/17      377,680
    134,459 Freddie Mac Gold Pool #G01135................   8.000    9/1/30      140,953
    195,527 Freddie Mac Strip, Series 191, Class IO......   8.000    1/1/28       39,716
  2,881,436 Freddie Mac Strip, Series 215, Class IO......   8.000    6/1/31      506,502
    496,267 Freddie Mac, Pool #170199....................   9.500   10/1/16      541,228
     27,247 Freddie Mac, Pool #183455....................  12.000   12/1/10       31,156
     39,815 Freddie Mac, Pool #360019....................  10.500   12/1/17       44,213
     86,187 Freddie Mac, Pool #555285....................  10.000    4/1/16       95,098
    410,952 Freddie Mac, Pool #C41513....................   8.000    8/1/30      430,801
    206,199 Freddie Mac, Pool #C41563....................   8.000    8/1/30      216,158
    560,809 Freddie Mac, Pool #C42635....................   8.000   10/1/30      587,895
    190,350 Freddie Mac, Pool #C50601....................   8.000    4/1/31      199,308
     41,542 Freddie Mac, Series 1415, Class S, INV, IO...  37.563  11/15/07       20,098
    467,784 Freddie Mac, Series 1476, Class S, INV, IO...   5.622   2/15/08       36,627
    331,224 Freddie Mac, Series 1485, Class S, INV, IO...   7.663   3/15/08       31,831

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

Principal                                Security                                          Maturity    Value
 Amount                                 Description                               Rate (%)   Date     (Note 2)
 ------                                 -----------                               --------   ----     --------
           U.S. Government Agency Mortgages  (continued)
$  844,873 Freddie Mac, Series 1600, Class SA, INV, IO...........................   6.063  10/15/08 $     63,534
   476,181 Freddie Mac, Series 1950, Class SC, INV, IO...........................   6.063  10/15/22       39,190
 2,016,272 Freddie Mac, Series 2182, Class SC, INV, IO...........................   6.554   4/15/25       25,203
 9,000,000 Freddie Mac, TBA......................................................   7.500    1/1/32    9,279,836
 2,350,000 Freddie Mac, TBA......................................................   8.000   12/1/32    2,461,256
    24,051 Government National Mortgage Assoc., Pool #112784.....................  12.000   2/15/14       28,121
    17,416 Government National Mortgage Assoc., Pool #113480.....................  12.000   4/15/14       20,363
    43,426 Government National Mortgage Assoc., Pool #114460.....................  12.000   7/15/14       50,776
    16,649 Government National Mortgage Assoc., Pool #126040.....................  10.500   2/15/16       18,751
    45,744 Government National Mortgage Assoc., Pool #1277.......................  11.500   9/20/19       52,080
   124,758 Government National Mortgage Assoc., Pool #129961.....................  11.000   8/15/15      142,329
    48,535 Government National Mortgage Assoc., Pool #131140.....................  11.500   7/20/15       55,026
     1,832 Government National Mortgage Assoc., Pool #151321.....................  10.500   3/15/16        2,063
    88,291 Government National Mortgage Assoc., Pool #156617.....................  11.000   1/15/16      100,725
    36,385 Government National Mortgage Assoc., Pool #217447.....................  10.500   6/15/19       41,001
    33,124 Government National Mortgage Assoc., Pool #252625.....................  10.500  10/15/18       37,319
    64,612 Government National Mortgage Assoc., Pool #278126.....................  10.500   6/15/19       72,807
    69,710 Government National Mortgage Assoc., Pool #278323.....................  10.500   7/15/19       78,553
    50,150 Government National Mortgage Assoc., Pool #36890......................  10.000  11/15/09       55,801
    24,751 Government National Mortgage Assoc., Pool #38023......................  11.000   1/15/10       28,223
    39,492 Government National Mortgage Assoc., Pool #38484......................  11.000   3/15/10       45,033
    30,131 Government National Mortgage Assoc., Pool #41625......................  11.000   7/15/10       34,359
    35,380 Government National Mortgage Assoc., Pool #42444......................  11.000   9/15/10       40,344
    37,740 Government National Mortgage Assoc., Pool #42710......................  11.000   9/15/10       43,035
    38,270 Government National Mortgage Assoc., Pool #43080......................  11.000   8/15/10       43,639
     1,421 Government National Mortgage Assoc., Pool #43285......................  11.000   8/15/10        1,620
    83,015 Government National Mortgage Assoc., Pool #45290......................  11.000  12/15/10       94,662
    33,253 Government National Mortgage Assoc., Pool #49399......................  10.000   9/15/10       37,028
    16,475 Government National Mortgage Assoc., Pool #57312......................  12.000   1/15/13       19,260
    20,363 Government National Mortgage Assoc., Pool #58625......................  12.000  11/15/12       23,805
    24,074 Government National Mortgage Assoc., Pool #60040......................  12.000   1/15/13       28,143
    10,695 Government National Mortgage Assoc., Pool #65918......................  12.000   6/15/13       12,498
    21,944 Government National Mortgage Assoc., Pool #70492......................  12.000   9/15/13       25,643
    29,523 Government National Mortgage Assoc., Pool #71155......................  12.000   8/15/13       34,499
   124,726 Government National Mortgage Assoc., Pool #780315.....................   9.500  12/15/17      138,408
    39,017 Government National Mortgage Assoc., Pool #780379.....................  10.500   8/15/21       43,966
    71,625 Government National Mortgage Assoc., Pool #780384.....................  11.000  12/15/17       81,728
   247,517 Government National Mortgage Assoc., Pool #780554.....................  10.000   5/15/19      275,872
    70,048 Government National Mortgage Assoc., Pool #780609.....................   9.500   9/15/22       77,724
    89,692 Government National Mortgage Assoc., Pool #80094, ARM.................   7.750   7/20/27       91,869
   176,448 Government National Mortgage Assoc., Pool #80114......................   7.750   9/20/27      180,731
   379,698 Government National Mortgage Assoc., Pool #80123, ARM.................   7.625  10/20/27      389,805
   365,807 Government National Mortgage Assoc., Pool #80137, ARM.................   7.625  11/20/27      375,545
    92,584 Government National Mortgage Assoc., Pool #80145, ARM.................   7.625  12/20/27       95,048
   104,030 Government National Mortgage Assoc., Pool #80156......................   7.375   1/20/28      105,596
   191,831 Government National Mortgage Assoc., Pool #8585.......................   7.375   1/20/25      195,114
   501,403 Government National Mortgage Assoc., Pool #8595.......................   7.375   2/20/25      509,829
   173,119 Government National Mortgage Assoc., Pool #8611.......................   7.375   3/20/25      176,083
   265,469 Government National Mortgage Assoc., Pool #8621.......................   7.375   4/20/25      270,719
   505,385 Government National Mortgage Assoc., Pool #8631.......................   7.375   5/20/25      515,379
   157,063 Government National Mortgage Assoc., Pool #8644.......................   7.375   6/20/25      160,243
   210,253 Government National Mortgage Assoc., Pool #8664.......................   7.750   7/20/25      215,873
 1,930,941 Government National Mortgage Assoc., Series 1999-27, Class SE, INV, IO   6.704   8/16/29      179,384

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

  Shares
    or
 Principal                                Security                                          Maturity    Value
  Amount                                 Description                               Rate (%)   Date     (Note 2)
  ------                                 -----------                               --------   ----     --------
            U.S. Government Agency Mortgages  (continued)
$ 2,865,221 Government National Mortgage Assoc., Series 1999-29, Class SD, IO.....  6.104   3/16/26  $    187,385
  2,333,930 Government National Mortgage Assoc., Series 1999-32, Class SB, INV, IO  6.104   7/16/27       161,741
  2,051,910 Government National Mortgage Assoc., Series 1999-38, Class SM, INV, IO  6.504   5/16/26       146,096
 18,500,000 Government National Mortgage Assoc., TBA..............................  7.000    1/1/32    18,895,050
                                                                                                     ------------
            Total U.S. Government Agency Mortgages (cost $123,935,896)............                    124,855,080
                                                                                                     ------------
            U.S. Treasury Bill -- 0.28%
    500,000 U.S. Treasury Bill, DN (b)............................................  0.000   4/18/02       497,512
                                                                                                     ------------
            Total U.S. Treasury Bill (cost $497,307)..............................                        497,512
                                                                                                     ------------
            Rights/Warrants -- 0.00%
    807,000 Mexican United States--Rights.........................................  0.000   6/30/03         2,018
                                                                                                     ------------
            Total Rights/Warrants (cost $0).......................................                          2,018
                                                                                                     ------------
            Cash & Equivalents -- 30.13%
 54,105,153 Deutsche Bank Cash Sweep..............................................  1.290    1/1/99    54,105,153
                                                                                                     ------------
            Total Cash & Equivalents (cost $54,105,153)...........................                     54,105,153
                                                                                                     ------------
            Total Investments (cost $257,232,253) (a) -- 144.05%..................                    258,714,487
            Liabilities in excess of other assets -- (44.05)%.....................                    (79,114,252)
                                                                                                     ------------
            Total Net Assets -- 100.00%...........................................                   $179,600,235
                                                                                                     ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

           Unrealized appreciation..................... $ 4,629,435
           Unrealized depreciation.....................  (3,147,201)
                                                        -----------
           Net unrealized appreciation................. $ 1,482,234
                                                        ===========

(b) Principal amount of securities pledged as collateral for open future contracts.

* Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   ARM -- Adjustable Rate Mortgage
   DN -- Discount Note
   FHLMC -- Federal Home Loan Mortgage Corp.
   INV -- Inverse Floater
   IO -- Interest Only
   MTN -- Medium Term Note
   PAC -- Planned Amortization
   PLC -- Public Liability Company
   PO -- Principal Only
   SUB -- Step-up Bond
   TBA -- Security is subject to delayed delivery

Futures

 Number
   of                                                                        Notional    Expiration Unrealized
Contracts                      Future Contracts Short                         Value         Date       Gain
---------                      ----------------------                         -----         ----       ----
   (24)   U.S. Treasury 10 Year Note...................................... $ (2,523,375) March 2002  $ 46,774
  (107)   U.S. Treasury 5 Year Note.......................................  (11,323,609) March 2002   122,165
    (3)   U.S. Long Bond Future...........................................     (301,594) March 2002     1,870
                                                                                                     --------
          Total Unrealized Gain...........................................                           $170,809
                                                                                                     ========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments -- December 31, 2001 (Unaudited)

                           Security                        Value
Shares                    Description                     (Note 2)
------                    -----------                    ----------
        Common/Preferred Stocks -- 4.99%
        Media -- 0.77%
     10 Paxson Communications Corp...................... $   85,000
     97 Paxson Communications Corp......................    824,500
  3,180 Primedia, Inc., Series D........................    154,230
  1,545 Primedia, Inc., Series F........................     74,933
                                                         ----------
                                                          1,138,663
                                                         ----------
        Telecom Services -- 2.77%
  2,120 Broadwing Communications........................  1,346,200
  1,854 Dobson Communications...........................  1,807,649
351,514 Focal Communications Corp. (f)..................    214,423
    693 Intermedia Communication, Series B..............    736,313
 14,000 Song Networks Holding AB--ADR (f)...............     11,480
                                                         ----------
                                                          4,116,065
                                                         ----------
        Telecommunications/Cellular -- 0.45%
  1,197 Nextel Communications, Inc., Series D...........    676,305
                                                         ----------
        Telephone -- Integrated -- 0.00%
  7,871 XO Communications, Inc..........................        787
    967 XO Communications, Inc., Series E...............        967
                                                         ----------
                                                              1,754
                                                         ----------
        Utilities -- 1.00%
  1,356 TNP Enterprises, Inc., Series D.................  1,484,820
                                                         ----------
        Total Common/Preferred Stocks (cost $10,174,708)  7,417,607
                                                         ----------
        Warrants -- 0.04%
        Business Services -- 0.01%
  2,795 GT Group Telecom, Inc., 2/1/10..................     13,975
    800 Motient Corp., 4/1/08...........................        160
                                                         ----------
                                                             14,135
                                                         ----------
        Media -- 0.01%
    765 ONO Finance PLC, 3/16/11........................      3,825
    400 Paxson Communications Corp., 6/30/03............        100
    470 XM Satellite Radio, Inc., 3/15/10...............     14,100
                                                         ----------
                                                             18,025
                                                         ----------
        Steel Manufacturing/Products -- 0.00%
    685 Republic Technologies International, 7/15/09....         69
                                                         ----------
        Telecommunications -- 0.00%.....................
    600 Globalstar Telecom, 2/15/04.....................         60
    700 Maxcom Telecom, 4/1/07..........................         70
  6,500 Occidente Y Caribe Celular, 3/15/04.............      6,500
                                                         ----------
                                                              6,630
                                                         ----------
        Utilities -- 0.02%
    875 TNP Enterprises, Inc., 4/1/11...................     26,250
                                                         ----------
        Total Warrants (cost $308,945)..................     65,109
                                                         ----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

 Principal                           Security                                   Maturity    Value
  Amount                            Description                        Rate (%)   Date     (Note 2)
  ------                            -----------                        -------- -------- ------------
             Collateralized Mortgage Obligations -- 0.23%
$    326,871 DR Structured Finance, Series A-1........................   6.660   8/15/10 $    218,513
     225,000 DR Structured Financial Trust, Series A-2................   8.375   8/15/15      126,563
                                                                                         ------------
             Total Collateralized Mortgage Obligations (cost $441,595)                        345,076
                                                                                         ------------
             Corporate Bonds -- 65.53%
     375,000 Adelphia Communications..................................   9.375  11/15/09      360,469
     250,000 Adelphia Communications, Series B........................   9.875    3/1/07      247,813
   1,280,000 Adelphia Communications, Series B........................   8.375    2/1/08    1,185,600
   1,830,000 Adelphia Communications, Series B........................   7.750   1/15/09    1,667,588
   1,395,000 Aetna, Inc...............................................   7.875    3/1/11    1,373,902
   1,555,000 Alliance Atlantis Communications*........................  13.000  12/15/09    1,679,400
   1,305,000 Allied Waste North America*..............................   8.875    4/1/08    1,344,150
     495,000 American Cellular Corp...................................   9.500  10/15/09      480,150
     200,000 AmerisourceBergen Corp...................................   8.125    9/1/08      205,000
   1,100,000 Anthem Insurance*........................................   9.125    4/1/10    1,182,079
     585,000 AutoNation, Inc.*........................................   9.000    8/1/08      595,238
     950,000 Beazer Homes USA.........................................   8.625   5/15/11      980,875
     525,000 Belo Corp................................................   8.000   11/1/08      536,205
     600,000 BRL Universal Equipment..................................   8.875   2/15/08      624,000
     150,000 BRL Universal Equipment*.................................   8.875   2/15/08      156,000
     838,936 CA FM Lease Trust........................................   8.500   7/15/17      852,660
   1,840,000 Calpine Corp.............................................   8.500   2/15/11    1,674,341
     370,000 Case Corp., Series B.....................................   6.250   12/1/03      344,749
     400,000 Case Credit Corp.........................................   6.125   2/15/03      377,072
     705,000 CB Richard Ellis*........................................  11.250   6/15/11      602,775
   1,780,000 Centennial Communications................................  10.750  12/15/08    1,495,200
   1,340,000 Centex Corp..............................................   7.875    2/1/11    1,365,126
   2,175,000 Charter Communications Holdings..........................  10.250   1/15/10    2,229,375
   2,050,000 Chesapeake Energy Corp...................................   8.125    4/1/11    1,988,500
      75,000 CMS Energy Corp..........................................   7.500   1/15/09       73,414
     195,000 Collins & Aikman Products................................  11.500   4/15/06      190,125
     580,000 Collins & Aikman Products*...............................  10.750  12/31/11      581,450
     435,000 Corning, Inc., DN........................................   0.000   11/8/15      230,006
   1,165,000 CSC Holdings, Inc........................................   7.875   2/15/18    1,134,303
     450,000 D.R. Horton, Inc.........................................   8.000    2/1/09      445,500
     755,000 Dana Corp.*..............................................   9.000   8/15/11      701,985
 (d) 425,000 Dana Corp.*..............................................   9.000   8/15/11      348,137
     500,000 Dobson/Sygnet Communications.............................  12.250  12/15/08      535,000
     800,000 EchoStar DBS Corp........................................   9.375    2/1/09      824,000
     600,000 EchoStar DBS Corp.*......................................   9.125   1/15/09      601,500
     670,000 Encompass Services Corp.*................................  10.500    5/1/09      435,500
     475,000 Equistar Chemical........................................  10.125    9/1/08      477,375
   1,945,000 Exodus Communications, Inc. (b)..........................  11.625   7/15/10      350,100
     400,000 Fairchild Semiconductor..................................  10.500    2/1/09      425,000
   1,210,000 Flowserve Corp...........................................  12.250   8/15/10    1,349,150
     218,000 Focal Communications Corp., Series B, SUB................  12.125   2/15/08       61,040
   1,332,000 Focal Communications Corp., Series B.....................  11.875   1/15/10      546,120
     945,000 Ford Motor Co............................................   7.450   7/16/31      865,798
     405,000 Ford Motor Credit Co.....................................   7.250  10/25/11      394,116
   1,870,000 Fresenius Medical Care Capital Trust II..................   7.875    2/1/08    1,874,675
     300,000 Fresenius Medical Care Capital Trust IV..................   9.000   12/1/06      309,000
     325,000 Fresenius Medical Care Capital Trust IV..................   7.875   6/15/11      323,375

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

 Principal                      Security                              Maturity    Value
  Amount                       Description                   Rate (%)   Date     (Note 2)
  ------                       -----------                   -------- -------- ------------
             Corporate Bonds  (continued)
$    690,000 General Motors Acceptance Corp.................   8.000   11/1/31 $    702,272
     890,000 Globalstar LP (b)..............................  11.375   2/15/04       62,300
   1,750,000 Globix Corp....................................  12.500    2/1/10      350,000
   1,075,000 Golden State Holdings..........................   7.125    8/1/05    1,078,341
     190,000 Hanover Equipment Trust*.......................   8.500    9/1/08      197,600
     185,000 Hanover Equipment Trust*.......................   8.750    9/1/11      191,475
   1,950,000 Harrah's Operating Co., Inc.*..................   8.000    2/1/11    2,008,722
     795,000 Hayes Lemmerz International, Inc., Series B (b)   9.125   7/15/07       35,775
   1,520,000 Hayes Lemmerz International, Inc., Series B (b)   8.250  12/15/08       68,400
     630,000 HCA-The Healthcare Co..........................   7.150   3/30/04      658,908
     805,000 HCA-The Healthcare Co..........................   6.910   6/15/05      828,134
   1,000,000 HCA-The Healthcare Co..........................   7.125    6/1/06    1,003,750
      75,000 HCA-The Healthcare Co..........................   8.750    9/1/10       81,000
   1,265,000 HCA-The Healthcare Co..........................   7.690   6/15/25    1,232,283
      90,000 HCA-The Healthcare Co., Series MTN.............   7.580   9/15/25       85,229
   1,235,000 Health Net, Inc................................   8.375   4/15/11    1,273,279
     805,000 Hilton Hotels..................................   7.950   4/15/07      799,747
     925,000 HMH Properties, Series A.......................   7.875    8/1/05      878,750
     500,000 HMH Properties, Series B.......................   7.875    8/1/08      461,250
     745,000 Hollinger Participation, SUB*..................  13.000  11/15/10      619,281
   2,450,000 Horseshoe Gaming Holdings, Series B............   8.625   5/15/09    2,529,624
      40,000 Host Marriott LP, Series E.....................   8.375   2/15/06       38,500
   1,565,000 Huntsman ICI Chemicals.........................  10.125    7/1/09    1,510,225
   1,490,000 Hyperion Telecom, Series B, SUB................  13.000   4/15/03       14,900
   1,505,000 Intermedia Communication, Series B, SUB........  11.250   7/15/07    1,521,931
   1,675,000 International Game Technology..................   8.375   5/15/09    1,762,938
     475,000 ISP Chemco*....................................  10.250    7/1/11      496,375
     675,000 ISP Holdings, Inc..............................  10.625  12/15/09      675,000
     680,000 iStar Financial, Inc...........................   8.750   8/15/08      680,473
     300,000 Jet Equipment Trust, Series 95-D*..............  11.440   11/1/14      186,000
     400,000 Jet Equipment Trust, Series C1*................  11.790   6/15/13      260,000
     390,679 K-Mart Funding Corp., Series F.................   8.800    7/1/10      300,823
     780,000 Louisiana Pacific Corp.........................  10.875  11/15/08      748,800
     245,000 Louisiana Pacific Corp.........................   8.875   8/15/10      237,504
   1,105,000 Lyondell Chemical Co., Series A................   9.625    5/1/07    1,116,050
   1,895,000 McLeodUSA, Inc. (b)............................  11.375    1/1/09      426,375
     225,000 McLeodUSA, Inc. (b)............................  11.500    5/1/09       49,500
   1,635,000 Metromedia Fiber Network.......................  10.000  12/15/09      482,325
     625,000 Michael Foods, Series B........................  11.750    4/1/11      675,000
     230,000 Millennium America, Inc........................   9.250   6/15/08      234,600
     800,000 Mirant Americas General LLC....................   8.300    5/1/11      739,932
     860,000 Motient Corp., Series B* (b)...................  12.250    4/1/08      266,600
     475,000 Muzak LLC......................................   9.875   3/15/09      418,000
   1,230,000 National Steel Corp., Series D.................   9.875    3/1/09      430,500
     900,000 Nextel Communications..........................   9.375  11/15/09      711,000
   1,845,000 Nextel Communications, SUB.....................  10.650   9/15/07    1,411,425
   1,775,000 Nextel Communications, SUB.....................   9.950   2/15/08    1,220,313
     475,000 Nextlink Communications (b)....................  10.750  11/15/08       57,000
     645,000 Nextlink Communications, SUB (b)...............   9.450   4/15/08       67,725
     410,000 Nextlink Communications, SUB (b)...............  12.250    6/1/09       32,800
     625,000 Nextlink Communications, SUB (b)...............  12.125   12/1/09       46,875
     820,000 Nextmedia Operating, Inc.*.....................  10.750    7/1/11      846,650
   2,155,000 NTL Communications Corp., Series B.............  11.875   10/1/10      754,250

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

  Principal                       Security                              Maturity    Value
   Amount                        Description                   Rate (%)   Date     (Note 2)
   ------                        -----------                   -------- -------- ------------
               Corporate Bonds  (continued)
$(c) 1,305,000 NTL, Inc., Series B, SUB.......................  10.750    4/1/08 $    474,829
       355,439 OHA Grantor*...................................  11.000   9/15/03      180,385
       310,000 OM Group, Inc.*................................   9.250  12/15/11      314,650
       425,000 Omnicare, Inc.*................................   8.125   3/15/11      439,875
     1,095,000 Owens-Illinois, Inc............................   7.350   5/15/08      990,975
       910,000 Owens-Illinois, Inc............................   7.500   5/15/10      814,450
       640,000 Owens-Illinois, Inc............................   7.800   5/15/18      553,600
       500,000 Park Place Entertainment.......................   7.875  12/15/05      498,125
       475,000 Park Place Entertainment.......................   8.500  11/15/06      493,622
       325,000 Park Place Entertainment.......................   9.375   2/15/07      339,625
       180,000 Pegasus Communications, Series B...............   9.625  10/15/05      162,000
        85,000 Pegasus Communications, Series B...............  12.500    8/1/07       85,850
       670,000 Pemex Project Funding Master Trust.............   9.125  10/13/10      710,200
       590,000 PG&E National Energy Group.....................  10.375   5/16/11      622,095
       670,000 Phelps Dodge Corp..............................   8.750    6/1/11      656,290
     1,250,000 Primedia, Inc..................................   8.875   5/15/11    1,125,000
       210,000 Primus Telecomm Group..........................  11.250   1/15/09       35,700
       195,000 Primus Telecomm Group..........................  12.750  10/15/09       33,150
       715,000 Primus Telecomm Group, Series B................   9.875   5/15/08      121,550
       400,000 PSINet, Inc. (b)...............................  11.000    8/1/09       30,000
     1,765,000 PSINet, Inc., Series B (b).....................  10.000   2/15/05      132,375
       370,000 Radio One, Inc.*...............................   8.875    7/1/11      382,025
       625,000 RCN Corp., Series B, SUB.......................   9.800   2/15/08      168,750
     1,615,000 RCN Corp., SUB.................................  11.125  10/15/07      476,425
       685,000 Republic Technologies International (b)........  13.750   7/15/09       44,525
     1,165,000 Rhythms NetConnections, Inc., Series B (b).....  14.000   2/15/10       93,200
     1,990,000 Rhythms NetConnections, Inc., Series B, SUB (b)  13.500   5/15/08      238,800
       380,000 Riverwood International Co.....................  10.875    4/1/08      385,700
       825,000 Salem Communications Holding Corp.*............   9.000    7/1/11      852,844
       860,000 Schuler Homes*.................................   9.375   7/15/09      890,100
        70,000 Schuler Homes*.................................  10.500   7/15/11       72,975
     2,400,000 Smithfield Foods, Inc..........................   7.625   2/15/08    2,351,999
       235,000 Smithfield Foods, Inc.*........................   8.000  10/15/09      242,050
     1,560,000 Station Casinos, Inc...........................   9.750   4/15/07    1,587,300
       200,000 Station Casinos, Inc...........................   8.375   2/15/08      203,000
       450,000 Station Casinos, Inc...........................   8.875   12/1/08      441,000
       375,000 Station Casinos, Inc...........................   9.875    7/1/10      381,094
       480,000 Stone Energy Corp.*............................   8.250  12/15/11      487,200
   (d) 560,000 The Manitowoc Co., Inc.........................  10.375   5/15/11      523,542
     1,750,000 Toll Corp......................................   8.250    2/1/11    1,732,500
       270,000 TRW, Inc.......................................   7.625   3/15/06      278,073
       865,000 USA Waste......................................   7.125   10/1/07      883,322
       205,000 USA Waste......................................   7.125  12/15/17      194,383
     1,460,000 Viatel, Inc., SUB (b)..........................  12.500   4/15/08        1,825
       875,000 Vintage Petroleum..............................   7.875   5/15/11      857,500
     1,125,000 Vintage Petroleum*.............................   8.625    2/1/09    1,141,875
     1,950,000 Waste Management, Inc..........................   7.000  10/15/06    2,004,192
       335,000 Waste Management, Inc..........................   7.650   3/15/11      343,488
     6,385,000 Winstar Communications, Inc., SUB (b)*.........  14.750   4/15/10        7,981
       345,000 XM Satellite Radio, Inc........................  14.000   3/15/10      272,981
       600,000 XO Communications, Inc. (b)....................  10.750    6/1/09       75,000
       910,000 Young Broadcasting, Inc........................  10.000    3/1/11      846,300
                                                                                 ------------
               Total Corporate Bonds (cost $114,642,663)......                     97,467,740
                                                                                 ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

 Principal                  Security                          Maturity    Value
  Amount                   Description               Rate (%)   Date     (Note 2)
  ------                   -----------               -------- -------- ------------
             Foreign Bonds -- 20.10%
             Argentina -- 0.15%
$    390,000 Cablevision SA.........................  13.750   5/1/09  $     78,000
   1,395,000 CTI Holdings SA, SUB...................  11.500  4/15/08       139,500
                                                                       ------------
                                                                            217,500
                                                                       ------------
             Australia -- 1.14%
     485,000 Glencore Nickel Property Ltd...........   9.000  12/1/14       266,750
   1,955,000 Murrin Murrin Holdings Property........   9.375  8/31/07     1,427,150
                                                                       ------------
                                                                          1,693,900
                                                                       ------------
             Bermuda -- 0.20%
     955,000 Global Crossing Holdings Ltd...........   9.625  5/15/08       109,825
   2,070,000 Global Crossing Holdings Ltd...........   8.700   8/1/07       186,300
                                                                       ------------
                                                                            296,125
                                                                       ------------
             Brazil -- 0.99%
   1,908,686 Federal Republic of Brazil.............   8.000  4/15/14     1,469,688
                                                                       ------------
             Canada -- 6.46%
     225,000 Acetex Corp.*..........................  10.875   8/1/09       225,000
     835,000 Air Canada.............................  10.250  3/15/11       533,356
   2,795,000 GT Group Telecom, SUB*.................  13.250   2/1/10       363,350
   2,060,000 Husky Oil Ltd..........................   8.900  8/15/28     2,081,094
   1,400,000 Norampac, Inc..........................   9.500   2/1/08     1,462,999
   1,600,000 Pacifica Papers, Inc...................  10.000  3/15/09     1,720,000
   1,125,000 Quebecor Media, Inc....................  11.125  7/15/11     1,200,938
     500,000 Quebecor Media, Inc., SUB..............  13.750  7/15/11       303,125
   1,650,000 Tembec Industries, Inc.................   8.500   2/1/11     1,707,750
                                                                       ------------
                                                                          9,597,612
                                                                       ------------
             Columbia -- 0.40%
     585,000 Republic of Columbia...................   9.750  4/23/09       598,163
                                                                       ------------
             Germany -- 1.31%
   1,900,000 Callahan Nordrhein-Westfalen...........  14.000  7/15/10     1,254,000
 (d) 750,000 Messer Griesheim Holdings AG*..........  10.375   6/1/11       701,172
                                                                       ------------
                                                                          1,955,172
                                                                       ------------
             Indonesia -- 0.28%
   1,150,000 Indah Kiat Financials (b)..............  10.000   7/1/07       218,500
   1,335,000 Pindo Deli Financial (b)...............  10.750  10/1/07       200,250
                                                                       ------------
                                                                            418,750
                                                                       ------------
             Luxembourg -- 0.89%
 (d) 565,000 Huntsman ICI Chemicals, Series EUR.....  10.125   7/1/09       447,726
 (d) 970,000 PTC International Fin II SA, Series EUR  11.250  12/1/09       878,780
                                                                       ------------
                                                                          1,326,506
                                                                       ------------
             Mexico -- 2.52%
   1,035,000 Grupo Iusacell SA......................  14.250  12/1/06     1,112,624
     770,000 Maxcom Telecomunicacione, Series B*....  13.750   4/1/07       154,000
   1,250,000 Satelites Mexicanos SA, Series B.......  10.125  11/1/04       709,375
   1,225,000 TV Azteca SA, Series B.................  10.500  2/15/07     1,191,312
     565,000 United Mexican States..................   8.375  1/14/11       586,188
                                                                       ------------
                                                                          3,753,499
                                                                       ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

  Principal                   Security                          Maturity    Value
   Amount                    Description               Rate (%)   Date     (Note 2)
   ------                    -----------               -------- -------- ------------
               Foreign Bonds (continued)
               Netherlands -- 0.59%
$      640,000 Hermes Europe Railtel BV (b)...........  11.500   8/15/07 $     57,600
       255,000 Hermes Europe Railtel BV (b)...........  10.375   1/15/09       22,950
       380,000 Netia Holdings BV, Series B (b)........  10.250   11/1/07       60,800
   (d) 515,000 Netia Holdings II BV, Series B (b).....  13.500   6/15/09       77,952
       550,000 TELE1 Europe BV........................  13.000   5/15/09      198,000
   (d) 185,000 TELE1 Europe BV........................  11.875   12/1/09       54,358
   (d) 200,000 TELE1 Europe BV*.......................  12.375    2/1/08       53,423
   (d) 755,000 TELE1 Europe BV, Series EUR............  13.000   5/15/09      228,560
       920,000 United Pan--Europe Comm NV, Series B...  10.875    8/1/09      119,600
                                                                         ------------
                                                                              873,243
                                                                         ------------
               Phillipines -- 0.34%
     1,310,000 Bayan Telecommunications, SUB (b)*.....  15.000   7/15/06      229,250
       285,000 Republic of Philippines................  10.625   3/16/25      279,300
                                                                         ------------
                                                                              508,550
                                                                         ------------
               Singapore -- 0.10%
       140,000 Flextronics International Ltd..........   9.875    7/1/10      147,000
                                                                         ------------
               United Kingdom -- 4.73%
       250,000 British Sky Broadcasting...............   6.875   2/23/09      239,437
     2,775,000 British Sky Broadcasting...............   8.200   7/15/09    2,855,926
       585,000 Dolphin Telecom PLC, Series B, SUB (b).  14.000   5/15/09           59
 (d) 1,490,000 Dolphin Telecom PLC, SUB (b)...........  11.625    6/1/08          133
   (d) 222,412 Esprit Telecom Group, Series DM (b)....  11.500  12/15/07        1,980
   (d) 345,122 Esprit Telecom PLC (b).................  11.000   6/15/08        3,073
       465,000 HMV Media Group, Series B..............  10.250   5/15/08      404,550
       475,000 HMV Media Group, Series B..............  10.875   5/15/08      636,016
       300,000 ONO Finance PLC........................  13.000    5/1/09      227,625
       765,000 ONO Finance PLC........................  14.000   2/15/11      603,394
       130,000 RSL Communications Ltd. (b)............  12.250  11/15/06        5,200
       985,000 RSL Communications PLC (b).............   9.125    3/1/08       39,400
       495,000 RSL Communications PLC (b).............  12.000   11/1/08       19,800
       560,000 RSL Communications PLC (b).............   9.875  11/15/09       22,400
       910,000 RSL Communications PLC, SUB (b)........  10.125    3/1/08       31,850
 (d) 1,132,512 RSL Communications PLC, SUB (b)........  10.000   3/15/08       22,688
     1,200,000 Telewest Communication PLC.............   9.875    2/1/10      840,000
 (c) 1,730,000 Telewest Communication PLC, SUB........   9.875   4/15/09    1,082,682
                                                                         ------------
                                                                            7,036,213
                                                                         ------------
               Total Foreign Bonds (cost $41,199,062).                     29,891,921
                                                                         ------------
               U.S. Treasury Bill -- 0.03%
        50,000 U.S. Treasury Bill, DN (e).............   0.000   4/18/02       49,751
                                                                         ------------
               Total U.S. Treasury Bill (cost $49,742)                         49,751
                                                                         ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2001 (Unaudited)

 Principal                        Security                           Value
  Amount                         Description                        (Note 2)
  ------                         -----------                      ------------
            Cash & Equivalents -- 6.82%
$10,067,292 Deutsche Bank Cash Sweep............................. $ 10,067,292
     75,000 Morgan Stanley Investments, LP Collateral Account (e)       75,000
                                                                  ------------
                                                                    10,142,292
                                                                  ------------
            Total Cash & Equivalents (cost $10,142,292)..........   10,142,292
                                                                  ------------
            Total Investments (cost $176,959,007) (a) -- 97.74%..  145,379,496
            Other assets in excess of liabilities -- 2.26%.......    3,359,446
                                                                  ------------
            Total Net Assets -- 100.00%.......................... $148,738,942
                                                                  ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized depreciation of securities as follows:

       Unrealized appreciation.......................... $    4,040,045
       Unrealized depreciation..........................   (35,619,556)
                                                         --------------
       Net unrealized depreciation...................... $  (31,579,511)
                                                         ==============

(b) Issuer has defaulted on the payment of interest.

(c) Principal amount is denominated in British Pounds.

(d) Principal amount is denominated in Euros.

(e) Principal amount of securities pledged as collateral for open future contracts.

(f) Represents non-income producing securities.

* Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   ADR -- American Depository Receipt
   DN -- Discount Note
   MTN -- Medium Term Note
   PLC -- Public Liability Company
   SUB -- Step-up Bond

Futures

 Number
   of                                                     Notional    Expiration Unrealized
Contracts         Future Contracts Long/(Short)            Value         Date       Gain
---------         -----------------------------           --------    ---------- ----------
   (84)   U.S. Treasury 10 Year Note.................... $(8,831,813) March 2002  $ 96,534
    50    U.S. Treasury 5 Year Note.....................   5,291,406  March 2002    52,731
                                                                                  --------
          Total Unrealized Gain.........................                          $149,265
                                                                                  ========

Contract
 Amount                                             Value on                   Unrealized
 (Local                                 Settlement Origination   Value on    Appreciation/
Currency)  Forward Exchange Contracts      Date       Date       12/31/01    (Depreciation)
---------  --------------------------   ---------- -----------   --------    --------------
          Currency Sold
1,425,000 British Pound................  2/14/02   $(2,066,250) $(2,068,366)    $ (2,116)
3,345,000 Euro.........................  2/28/02    (2,943,600)  (2,971,071)     (27,471)
  415,000 Euro.........................  2/28/02      (370,180)    (368,608)       1,572
                                                   -----------  -----------     --------
          Total Currency Sold..........            $(5,380,030) $(5,408,045)    $(28,015)
                                                   ===========  ===========     ========
          Total Unrealized Depreciation                                         $(28,015)
                                                                                ========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities
December 31, 2001 (Unaudited)

                                                                                                              Small
                                                                                              Growth      Capitalization
                                                                              Value Equity    Equity          Equity
                                                                               Portfolio     Portfolio      Portfolio
                                                                              ------------  ------------  --------------
ASSETS:
  Investments, at value (cost $273,675,954; $333,926,367; $267,277,741;
   and $427,781,040, respectively)........................................... $296,322,643  $364,107,978   $307,974,430
  Repurchase agreements, at cost.............................................           --            --     17,729,416
                                                                              ------------  ------------   ------------
      Total Investments......................................................  296,322,643   364,107,978    325,703,846
                                                                              ------------  ------------   ------------
  Foreign currency, at value (cost $0; $0; $0; and $277,764 respectively)....           --            --             --
  Unrealized appreciation on forward exchange contracts......................           --            --             --
  Receivable for investments sold............................................    1,162,317     1,241,740         37,821
  Dividends and interest receivable..........................................      333,670       308,734        173,499
  Receivable for Fund shares sold............................................            2         7,147          5,464
  Foreign tax reclaim receivable.............................................           --            --             --
  Prepaid expenses and other assets..........................................       10,553        12,728         10,675
                                                                              ------------  ------------   ------------
      Total Assets...........................................................  297,829,185   365,678,327    325,931,305
                                                                              ------------  ------------   ------------
LIABILITIES:
  Payable for investments purchased..........................................      452,621     1,458,639        161,671
  Unrealized depreciation on forward exchange contracts......................           --            --             --
  Variation margin payable on future contracts...............................           75        22,705             --
  Advisory fees payable......................................................       55,153        62,178        107,781
  Consulting fees payable....................................................       12,417        15,573         13,360
  Administrative services fees payable.......................................        3,752         4,644          4,061
  Other accrued expenses.....................................................       22,035        30,020         24,987
                                                                              ------------  ------------   ------------
      Total Liabilities:.....................................................      546,053     1,593,759        311,860
                                                                              ------------  ------------   ------------
NET ASSETS................................................................... $297,283,132  $364,084,568   $325,619,445
                                                                              ============  ============   ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value................................ $     21,986  $     33,306   $     26,482
  Additional paid-in capital.................................................  278,950,598   417,039,659    304,047,555
  Undistributed (distributions in excess of) net investment income...........       (4,459)       (2,160)          (232)
  Accumulated net realized loss on investments, futures and foreign currency
   transactions..............................................................   (4,338,062)  (83,143,448)   (19,151,049)
  Net unrealized appreciation/(depreciation) on investments, futures and
   foreign currency transactions.............................................   22,653,069    30,157,211     40,696,689
                                                                              ------------  ------------   ------------
      Total Net Assets....................................................... $297,283,132  $364,084,568   $325,619,445
                                                                              ============  ============   ============
SHARE OF BENEFICIAL INTEREST:
  Shares of beneficial interest outstanding..................................   21,985,961    33,306,006     26,481,698
                                                                              ============  ============   ============
  Net Asset Value, offering and redemption price per share................... $      13.52  $      10.93   $      12.30
                                                                              ============  ============   ============

                                                                              International
                                                                                 Equity
                                                                                Portfolio
                                                                              -------------
ASSETS:
  Investments, at value (cost $273,675,954; $333,926,367; $267,277,741;
   and $427,781,040, respectively)........................................... $393,294,856
  Repurchase agreements, at cost.............................................           --
                                                                              ------------
      Total Investments......................................................  393,294,856
                                                                              ------------
  Foreign currency, at value (cost $0; $0; $0; and $277,764 respectively)....      277,080
  Unrealized appreciation on forward exchange contracts......................    1,460,623
  Receivable for investments sold............................................      905,897
  Dividends and interest receivable..........................................      164,317
  Receivable for Fund shares sold............................................        3,905
  Foreign tax reclaim receivable.............................................      336,552
  Prepaid expenses and other assets..........................................       11,849
                                                                              ------------
      Total Assets...........................................................  396,455,079
                                                                              ------------
LIABILITIES:
  Payable for investments purchased..........................................    1,049,780
  Unrealized depreciation on forward exchange contracts......................      345,043
  Variation margin payable on future contracts...............................           --
  Advisory fees payable......................................................      128,906
  Consulting fees payable....................................................       16,337
  Administrative services fees payable.......................................        4,896
  Other accrued expenses.....................................................       64,972
                                                                              ------------
      Total Liabilities:.....................................................    1,609,934
                                                                              ------------
NET ASSETS................................................................... $394,845,145
                                                                              ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value................................ $     45,072
  Additional paid-in capital.................................................  486,180,609
  Undistributed (distributions in excess of) net investment income...........       62,459
  Accumulated net realized loss on investments, futures and foreign currency transactions..............................................................  (58,069,600)
  Net unrealized appreciation/(depreciation) on investments, futures and foreign currency transactions.............................................  (33,373,395)
                                                                              ------------
      Total Net Assets....................................................... $394,845,145
                                                                              ============
SHARE OF BENEFICIAL INTEREST:
  Shares of beneficial interest outstanding..................................   45,071,538
                                                                              ============
  Net Asset Value, offering and redemption price per share................... $       8.76
                                                                              ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities (continued)
December 31, 2001 (Unaudited)

                                                                             Intermediate Term
                                                               Fixed Income   Municipal Bond   Fixed Income II High Yield Bond
                                                                Portfolio        Portfolio        Portfolio       Portfolio
                                                               ------------  ----------------- --------------- ---------------
ASSETS:
  Investments, at value (cost $129,359,967; $213,370,150;
   $257,232,253; and $176,959,007, respectively).............. $132,455,410    $217,725,750     $258,714,487    $145,379,496
  Repurchase agreements, at cost..............................    3,518,184              --               --              --
                                                               ------------    ------------     ------------    ------------
      Total Investments.......................................  135,973,594     217,725,750      258,714,487     145,379,496
                                                               ------------    ------------     ------------    ------------
  Unrealized appreciation on forward exchange contracts.......           --              --               --           1,572
  Receivable for investments sold.............................    1,367,133              --           26,764              --
  Dividends and interest receivable...........................    1,330,935       3,007,713        1,854,086       3,704,810
  Receivable for Fund shares sold.............................        2,490              --               --              --
  Prepaid expenses and other assets...........................        5,149           6,813            6,808           4,752
                                                               ------------    ------------     ------------    ------------
      Total Assets............................................  138,679,301     220,740,276      260,602,145     149,090,630
                                                               ------------    ------------     ------------    ------------
LIABILITIES:
  Dividends payable...........................................      675,153         846,466        1,031,693              --
  Payable for investments purchased...........................    1,316,047       3,349,964       79,836,676         229,078
  Unrealized depreciation on forward exchange contracts.......           --              --               --          29,587
  Variation margin payable on future contracts................           --              --           69,797          25,406
  Advisory fees payable.......................................       29,481          46,908           41,719          46,958
  Consulting fees payable.....................................        5,781           9,198            7,586           6,261
  Administrative services fees payable........................        1,406           2,238            1,847           1,511
  Other accrued expenses......................................       12,672          18,384           12,592          12,887
                                                               ------------    ------------     ------------    ------------
      Total Liabilities.......................................    2,040,540       4,273,158       81,001,910         351,688
                                                               ------------    ------------     ------------    ------------
NET ASSETS.................................................... $136,638,761    $216,467,118     $179,600,235    $148,738,942
                                                               ============    ============     ============    ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value................. $     13,537    $     21,909     $     17,612    $     19,432
  Additional paid-in capital..................................  133,569,518     212,832,761      176,099,279     180,864,744
  Undistributed (distributions in excess of) net investment
   income.....................................................       (3,163)        403,442         (320,475)         88,341
  Accumulated net realized gain/(loss) on investments futures
   and foreign currency transactions..........................      (36,574)     (1,146,594)       2,150,639        (775,289)
  Net unrealized appreciation/(depreciation) on investments,
   futures and foreign currency transactions..................    3,095,443       4,355,600        1,653,180     (31,458,286)
                                                               ------------    ------------     ------------    ------------
      Total Net Assets........................................ $136,638,761    $216,467,118     $179,600,235    $148,738,942
                                                               ============    ============     ============    ============
SHARES OF BENEFICIAL INTEREST:
  Shares of beneficial interest outstanding...................   13,536,609      21,909,305       17,612,213      19,432,496
                                                               ============    ============     ============    ============
  Net Asset Value, offering and redemption price per share.... $      10.09    $       9.88     $      10.20    $       7.65
                                                               ============    ============     ============    ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations
For the Six Months Ended December 31, 2001 (Unaudited)

                                                                                                           Small
                                                                                           Growth      Capitalization
                                                                            Value Equity   Equity          Equity
                                                                             Portfolio    Portfolio      Portfolio
                                                                            ------------ ------------  --------------
INVESTMENT INCOME:
  Interest................................................................. $    85,912  $     92,169   $    142,832
  Dividends (net of foreign withholding tax of $124; $0; $0; and $214,039,
   respectively)...........................................................   2,570,766     1,314,665      1,041,631
                                                                            -----------  ------------   ------------
      Total Investment Income..............................................   2,656,678     1,406,834      1,184,463
                                                                            -----------  ------------   ------------
EXPENSES:
  Advisory fees............................................................     296,272       341,736        600,426
  Consulting fees..........................................................      70,819        85,017         74,508
  Administrative services fees.............................................     162,879       195,535        171,366
  Custodian fees...........................................................      25,245        31,960         27,612
  Audit and legal fees.....................................................      14,434        16,191         15,791
  Registration and filing fees.............................................       8,882        13,346          9,396
  Trustee fees.............................................................       2,045         2,519          2,279
  Other expenses...........................................................       7,830        10,086          8,750
                                                                            -----------  ------------   ------------
      Total Expenses.......................................................     588,406       696,390        910,128
                                                                            -----------  ------------   ------------
  Net Investment Income....................................................   2,068,272       710,444        274,335
                                                                            -----------  ------------   ------------
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) on investments..................................  (1,672,543)  (32,855,050)   (13,065,850)
  Net realized gain/(loss) on futures......................................      23,315       (37,898)            --
  Net realized gain/(loss) on foreign currency transactions................          --            --             --
                                                                            -----------  ------------   ------------
  Net realized gain/(loss) on investments, futures and foreign currency
   transactions............................................................  (1,649,228)  (32,892,948)   (13,065,850)
                                                                            -----------  ------------   ------------
  Change in unrealized appreciation/(depreciation) on investments..........  (5,970,168)   13,558,873         51,653
  Change in unrealized appreciation/(depreciation) on futures..............       6,380       (24,400)            --
  Change in unrealized appreciation/(depreciation) on foreign currency
   transactions............................................................          --            --             --
                                                                            -----------  ------------   ------------
  Change in unrealized appreciation/(depreciation) on investments, futures
   and foreign currency transactions.......................................  (5,963,788)   13,534,473         51,653
                                                                            -----------  ------------   ------------
  Net realized/unrealized gain/(loss) on investments, futures and foreign
   currency transactions...................................................  (7,613,016)  (19,358,475)   (13,014,197)
                                                                            -----------  ------------   ------------
  Change in net assets resulting from operations........................... $(5,544,744) $(18,648,031)  $(12,739,862)
                                                                            ===========  ============   ============

                                                                            International
                                                                               Equity
                                                                              Portfolio
                                                                            -------------
INVESTMENT INCOME:
  Interest................................................................. $    141,591
  Dividends (net of foreign withholding tax of $124; $0; $0; and $214,039,
   respectively)...........................................................    1,688,761
                                                                            ------------
      Total Investment Income..............................................    1,830,352
                                                                            ------------
EXPENSES:
  Advisory fees............................................................      592,071
  Consulting fees..........................................................       92,245
  Administrative services fees.............................................      212,158
  Custodian fees...........................................................      137,792
  Audit and legal fees.....................................................       16,033
  Registration and filing fees.............................................       11,067
  Trustee fees.............................................................        2,643
  Other expenses...........................................................        9,826
                                                                            ------------
      Total Expenses.......................................................    1,073,835
                                                                            ------------
  Net Investment Income....................................................      756,517
                                                                            ------------
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) on investments..................................  (19,817,913)
  Net realized gain/(loss) on futures......................................           --
  Net realized gain/(loss) on foreign currency transactions................      564,685
                                                                            ------------
  Net realized gain/(loss) on investments, futures and foreign currency transactions............................................................  (19,253,228)
                                                                            ------------
  Change in unrealized appreciation/(depreciation) on investments..........     (904,813)
  Change in unrealized appreciation/(depreciation) on futures..............           --
  Change in unrealized appreciation/(depreciation) on foreign currency
   transactions............................................................    1,194,254
                                                                            ------------
  Change in unrealized appreciation/(depreciation) on investments, futures
   and foreign currency transactions.......................................      289,441
                                                                            ------------
  Net realized/unrealized gain/(loss) on investments, futures and foreign currency transactions...................................................  (18,963,787)
                                                                            ------------
  Change in net assets resulting from operations........................... $(18,207,270)
                                                                            ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2001 (Unaudited)

                                                                             Intermediate Term
                                                                Fixed Income   Muncipal Bond   Fixed Income II High Yield Bond
                                                                 Portfolio       Portfolio        Portfolio       Portfolio
                                                                ------------ ----------------- --------------- ---------------
INVESTMENT INCOME:
  Interest.....................................................  $4,399,003     $ 5,594,589      $6,376,369     $  7,420,048
  Dividends....................................................      26,483         104,013          86,652          424,744
                                                                 ----------     -----------      ----------     ------------
      Total Investment Income..................................   4,425,486       5,698,602       6,463,021        7,844,792
                                                                 ----------     -----------      ----------     ------------
EXPENSES:
  Advisory fees................................................     177,837         273,045         254,684          264,320
  Consulting fees..............................................      34,871          53,540          46,308           35,244
  Administrative services fees.................................      65,474         100,530          86,955           66,188
  Custodian fees...............................................      12,752          17,757          25,324           16,104
  Audit and legal fees.........................................      10,495          11,400          11,595           10,129
  Registration and filing fees.................................       3,922           5,010           5,457            4,066
  Trustee fees.................................................       1,013           1,508           1,254            1,004
  Other expenses...............................................       3,963           5,630           4,966            3,928
                                                                 ----------     -----------      ----------     ------------
      Total Expenses...........................................     310,327         468,420         436,543          400,983
                                                                 ----------     -----------      ----------     ------------
  Net Investment Income........................................   4,115,159       5,230,182       6,026,478        7,443,809
                                                                 ----------     -----------      ----------     ------------
NET REALIZED/UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS:
  Net realized gain/(loss) on investments......................   1,925,794         805,157       2,598,644          (77,653)
  Net realized loss on futures.................................          --              --        (229,762)         (46,181)
  Net realized gain/(loss) on foreign currency transactions....          --              --             899         (138,508)
                                                                 ----------     -----------      ----------     ------------
  Net realized gain/(loss) on investments, futures and foreign
   currency transactions.......................................   1,925,794         805,157       2,369,781         (262,342)
                                                                 ----------     -----------      ----------     ------------
  Change in unrealized appreciation/(depreciation) on
   investments.................................................     915,047      (1,480,234)         (9,263)     (10,763,910)
  Change in unrealized appreciation/(depreciation) on futures..          --              --         175,515          135,805
  Change in unrealized appreciation/(depreciation) on foreign
   currency transactions.......................................          --              --           9,880          (73,375)
                                                                 ----------     -----------      ----------     ------------
  Change in unrealized appreciation/(depreciation) on
   investments, futures and foreign currency transactions......     915,047      (1,480,234)        176,132      (10,701,480)
                                                                 ----------     -----------      ----------     ------------
  Net realized/unrealized gain/(loss) on investments, futures
   and foreign currency transactions...........................   2,840,841        (675,077)      2,545,913      (10,963,822)
                                                                 ----------     -----------      ----------     ------------
  Change in net assets resulting from operations...............  $6,956,000     $ 4,555,105      $8,572,391     $ (3,520,013)
                                                                 ==========     ===========      ==========     ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets

                                                                                                   Small Capitalization
                                         Value Equity Portfolio      Growth Equity Portfolio         Equity Portfolio
                                       --------------------------  ---------------------------  --------------------------
                                        Six Months                  Six Months                   Six Months
                                          Ended       Year Ended      Ended       Year Ended       Ended       Year Ended
                                       December 31,    June 30,    December 31,    June 30,     December 31,    June 30,
                                           2001          2001          2001          2001           2001          2001
                                       ------------  ------------  ------------  -------------  ------------  ------------
                                       (Unaudited)                 (Unaudited)                  (Unaudited)
From Investment Activities:
Operations:
  Net investment income............... $  2,068,272  $  3,326,334  $    710,444  $     838,808  $    274,335  $    583,823
  Net realized gain/(loss) on
   investments and futures............   (1,649,228)     (691,079)  (32,892,948)   (38,112,418)  (13,065,850)    5,014,234
  Change in unrealized appreciation/
   (depreciation) on investments and
   futures............................   (5,963,788)   19,699,353    13,534,473    (94,337,280)       51,653   (13,668,317)
                                       ------------  ------------  ------------  -------------  ------------  ------------
  Change in net assets resulting from
   operations.........................   (5,544,744)   22,334,608   (18,648,031)  (131,610,890)  (12,739,862)   (8,070,260)
                                       ------------  ------------  ------------  -------------  ------------  ------------
Distributions to Shareholders from:
  Net investment income...............   (2,072,731)   (3,339,129)     (712,604)      (850,500)     (274,567)     (625,863)
  Net realized gain from investments
   and futures........................     (832,919)   (5,289,049)           --    (39,056,577)           --   (26,356,444)
                                       ------------  ------------  ------------  -------------  ------------  ------------
  Change in net assets resulting from
   distributions......................   (2,905,650)   (8,628,178)     (712,604)   (39,907,077)     (274,567)  (26,982,307)
                                       ------------  ------------  ------------  -------------  ------------  ------------
Shares of Beneficial Interest:
  Proceeds from shares issued.........   53,171,392    84,507,816    91,841,388    196,213,930    45,276,363    96,363,676
  Proceeds from reinvestment of
   dividends..........................    2,746,165     7,844,326       577,052     33,628,663       223,783    22,529,876
  Cost of shares redeemed.............  (31,376,275)  (66,669,066)  (36,070,538)   (92,834,368)  (18,814,781)  (51,676,862)
                                       ------------  ------------  ------------  -------------  ------------  ------------
  Change in net assets from shares of
   beneficial interest transactions...   24,541,282    25,683,076    56,347,902    137,008,225    26,685,365    67,216,690
                                       ------------  ------------  ------------  -------------  ------------  ------------
  Change in net assets................   16,090,888    39,389,506    36,987,267    (34,509,742)   13,670,936    32,164,123
Net Assets:
  Beginning of period.................  281,192,244   241,802,738   327,097,301    361,607,043   311,948,509   279,784,386
                                       ------------  ------------  ------------  -------------  ------------  ------------
  End of period....................... $297,283,132  $281,192,244  $364,084,568  $ 327,097,301  $325,619,445  $311,948,509
                                       ============  ============  ============  =============  ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets (continued)

                                              International                Fixed Income              Intermediate Term
                                             Equity Portfolio                Portfolio           Municipal Bond Portfolio
                                       ---------------------------  --------------------------  --------------------------
                                        Six Months                   Six Months                  Six Months
                                          Ended       Year Ended       Ended       Year Ended      Ended       Year Ended
                                       December 31,    June 30,     December 31,    June 30,    December 31,    June 30,
                                           2001          2001           2001          2001          2001          2001
                                       ------------  -------------  ------------  ------------  ------------  ------------
                                       (Unaudited)                  (Unaudited)                 (Unaudited)
From Investment Activities:
Operations:
  Net investment income............... $    756,517  $   3,318,471  $  4,115,159  $  8,442,499  $  5,230,182  $ 10,277,444
  Net realized gain/(loss) on
   investments and foreign currency
   transactions.......................  (19,253,228)   (38,244,538)    1,925,794     1,483,898       805,157       307,749
  Change in unrealized appreciation/
   (depreciation) on investments and
   foreign currency transactions......      289,441    (61,656,636)      915,047     4,870,630    (1,480,234)    6,777,662
                                       ------------  -------------  ------------  ------------  ------------  ------------
  Change in net assets resulting from
   operations.........................  (18,207,270)   (96,582,703)    6,956,000    14,797,027     4,555,105    17,362,855
                                       ------------  -------------  ------------  ------------  ------------  ------------
Distributions to Shareholders from:
  Net investment income...............     (177,835)    (3,097,246)   (4,118,329)   (8,442,499)   (4,833,487)  (10,277,444)
  Net realized gain from investments
   and foreign currency transactions..           --    (44,299,282)     (211,187)           --            --            --
                                       ------------  -------------  ------------  ------------  ------------  ------------
  Change in net assets resulting from
   distributions......................     (177,835)   (47,396,528)   (4,329,516)   (8,442,499)   (4,833,487)  (10,277,444)
                                       ------------  -------------  ------------  ------------  ------------  ------------
Shares of Beneficial Interest:
  Proceeds from shares issued.........   70,251,051    225,399,917    19,531,317    24,041,595    30,891,794    43,910,737
  Proceeds from reinvestment of
   dividends..........................      157,331     41,267,192     4,188,912     8,138,020     4,241,189     9,133,773
  Cost of shares redeemed.............  (25,390,037)  (138,048,283)  (17,844,938)  (40,904,958)  (20,406,820)  (57,676,921)
                                       ------------  -------------  ------------  ------------  ------------  ------------
  Change in net assets from shares of
   beneficial interest transactions...   45,018,345    128,618,826     5,875,291    (8,725,343)   14,726,163    (4,632,411)
                                       ------------  -------------  ------------  ------------  ------------  ------------
  Change in net assets................   26,633,240    (15,360,405)    8,501,775    (2,370,815)   14,447,781     2,453,000
Net Assets:
  Beginning of period.................  368,211,905    383,572,310   128,136,986   130,507,801   202,019,337   199,566,337
                                       ------------  -------------  ------------  ------------  ------------  ------------
  End of period....................... $394,845,145  $ 368,211,905  $136,638,761  $128,136,986  $216,467,118  $202,019,337
                                       ============  =============  ============  ============  ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets (continued)

                                                                          Fixed Income II                High Yield Bond
                                                                             Portfolio                      Portfolio
                                                                   -----------------------------  -----------------------------
                                                                   Six Months Ended Period Ended  Six Months Ended Period Ended
                                                                     December 31,     June 30,      December 31,     June 30,
                                                                         2001          2001*            2001          2001*
                                                                   ---------------- ------------  ---------------- ------------
                                                                     (Unaudited)                    (Unaudited)
From Investment Activities:
Operations:
  Net investment income...........................................   $  6,026,478   $  9,630,755    $  7,443,809   $ 10,169,700
  Net realized gain/(loss) on investments, futures and foreign
   currency transactions..........................................      2,369,781      4,620,580        (262,342)      (266,146)
  Change in unrealized appreciation/(depreciation) on
   investments, futures and foreign currency transactions.........        176,132      1,477,048     (10,701,480)   (20,756,806)
                                                                     ------------   ------------    ------------   ------------
  Change in net assets resulting from operations..................      8,572,391     15,728,383      (3,520,013)   (10,853,252)
                                                                     ------------   ------------    ------------   ------------
Distributions to Shareholders from:
  Net investment income...........................................     (6,365,780)    (9,630,755)     (8,139,642)    (9,645,150)
  Net realized gain/(loss) from investments, futures, and foreign
   currency transactions..........................................     (4,361,422)            --              --             --
                                                                     ------------   ------------    ------------   ------------
  Change in net assets resulting from distributions...............    (10,727,202)    (9,630,755)     (8,139,642)    (9,645,150)
                                                                     ------------   ------------    ------------   ------------
Shares of Beneficial Interest:
  Proceeds from shares issued.....................................     14,811,600     18,182,350      19,688,704     44,699,635
  Value of securities transferred in-kind.........................             --    182,372,210              --    110,672,210
  Proceeds from reinvestment of dividends.........................      9,474,851      7,359,501       7,117,571      8,481,185
  Cost of shares redeemed.........................................    (25,882,504)   (30,660,590)     (3,655,821)    (6,106,485)
                                                                     ------------   ------------    ------------   ------------
  Change in net assets from shares of beneficial interest
   transactions...................................................     (1,596,053)   177,253,471      23,150,454    157,746,545
                                                                     ------------   ------------    ------------   ------------
  Change in net assets............................................     (3,750,864)   183,351,099      11,490,799    137,248,143
Net Assets:
  Beginning of period.............................................    183,351,099             --     137,248,143             --
                                                                     ------------   ------------    ------------   ------------
  End of period...................................................   $179,600,235   $183,351,099    $148,738,942   $137,248,143
                                                                     ============   ============    ============   ============

--------
*  Portfolios commenced operations on September 26, 2000.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements -- December 31, 2001 (Unaudited)

   1. DESCRIPTION. The Hirtle Callaghan Trust ("Trust") is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers eight separate investment portfolios: The Value Equity Portfolio ("Value Portfolio"), The Growth Equity Portfolio ("Growth Portfolio"), The Small Capitalization Equity Portfolio ("Small Cap Portfolio"), The International Equity Portfolio ("International Portfolio"), The Fixed Income Portfolio ("Fixed Income Portfolio"), The Intermediate Term Municipal Bond Portfolio ("Intermediate Municipal Portfolio"), The Fixed Income II Portfolio ("Fixed Income II Portfolio"), and The High Yield Bond Portfolio ("High Yield Portfolio").

   2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

      A. Portfolio Valuation. The net asset value per share of the Portfolios is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Trust's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day that such value is being determined. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Trust's Board of Trustees ("Board") shall determine in good faith to reflect the security's fair value. All other assets of each portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. With the approval of the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio's securities.

      B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned.

      C. Dividend and Capital Gain Distributions to Shareholders. The Fixed Income, Intermediate Municipal, and Fixed Income II Portfolios declare dividends from net investment income monthly and distribute the same on a monthly basis. The Value, Growth, Small Cap, and High Yield Portfolios declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, will be distributed at least annually for each Portfolio.

      Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Certain Portfolios also utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

      D. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2001 (Unaudited)

   to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government securities.

      E. TBA Purchase Commitments. Certain portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities and there is a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Portfolio Valuation" above.

      F. Allocation of Expenses. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by an other appropriate method.

      G. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

          i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

          ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

      Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio's total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

      H. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could vary from those estimates.

      I. Transfers In-Kind. Upon commencement of The Fixed Income II and High Yield Portfolios' investment operations on September 26, 2000, shareholders transferred cash and securities in exchange for fund shares. The securities contributed were subject to a taxable event prior to the in-kind transfers to the Portfolios and had the same market value and cost basis as of the date of transfer. Accordingly, for purposes of generally accepted accounting principles, the book cost of any securities transferred in-kind to the Portfolios were equal to the market value of such securities on their date of contribution to the Portfolios resulting in no difference between book cost and tax cost.

      J. Change in Accounting Principle. As required, effective July 1, 2001, the Portfolios have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to July 1, 2001, the Intermediate Municipal Portfolio did not accrete discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Portfolios, but resulted in the following change in cost of securities and the corresponding change in net unrealized depreciation and net investment income, based on securities held by the Portfolio on July 1, 2001.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2001 (Unaudited)


                                 Cost of    Unrealized  Net Investment
         Portfolio              Securities Depreciation     Income
         ---------              ---------- ------------ --------------
         Intermediate Municipal  $292,558   $(292,558)     $292,558

   3. INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts ("Portfolio Management Contracts") on behalf of each of the Portfolios with one or more investment management organizations (each, a "Specialist Manager"). Each Specialist Manager is responsible for providing a continuous program of investment management to, and placing all orders for, purchase and sale of securities and other instruments on behalf of the Portfolio(s) it serves. Each Specialist Manager earns a fee, accrued daily and paid monthly, based on average net assets of that portion of the portfolio managed. Fees payable to certain of the specialist managers are, under certain circumstances subject to adjustment depending on the performance achieved.

   For the six months ended December 31, 2001, the Value Portfolio paid the following investment advisory fees:

                                               Amount
                  Adviser                      Earned   Fee
                  -------                     -------- -----
                  Institutional Capital Corp. $270,703 0.35%
                  SSgA Funds Management, Inc.   25,569 0.04%
                                              -------- -----
                                              $296,272 0.21%
                                              ======== =====

   For the six months ended December 31, 2001, the Growth Portfolio paid the following investment advisory fees:

                                               Amount
                  Adviser                      Earned   Fee
                  -------                     -------- -----
                  Jennison Associates LLC.... $315,970 0.30%
                  SSgA Funds Management, Inc.   25,766 0.04%
                                              -------- -----
                                              $341,736 0.20%
                                              ======== =====

    For the six months ended December 31, 2001, the Small Cap Portfolio paid the following investment advisory fees:

                                              Amount
                 Adviser                      Earned   Fee
                 -------                     -------- -----
                 Frontier Capital Management
                   Co....................... $356,967 0.45%
                 Geewax, Terker & Co........  105,869 0.30%
                 Sterling Johnston Capital
                   Management, Inc..........  137,590 0.40%*
                                             -------- -----
                                             $600,426 0.40%
                                             ======== =====

For the six months ended December 31, 2001, the International Portfolio paid the following investment advisory fees:

                                             Amount
                 Adviser                     Earned   Fee
                 -------                    -------- -----
                 Artisan Partners, LP...... $389,764 0.40%**
                 Capital Guardian Trust Co.  202,307 0.40%***
                                            -------- -----
                                            $592,071 0.32%
                                            ======== =====

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2001 (Unaudited)


   For the six months ended December 31, 2001, the following Portfolios paid investment advisory fees to Deutsche Asset Management, Inc., formerly Morgan Grenfell, Inc.:

                                            Amount
                    Portfolio               Earned   Fee
                    ---------              -------- ------
                    Fixed Income.......... $177,837 0.255%
                    Intermediate Municipal $273,045 0.255%

   For the six months ended December 31, 2001, the following Portfolios paid investment advisory fees to Morgan Stanley Investments, LP, formerly Miller Anderson & Sherrerd, LLP:

                                       Amount
                      Portfolio        Earned   Fee
                      ---------       -------- ------
                      Fixed Income II $254,684 0.275%(a)
                      High Yield..... $264,320 0.375%

--------
(a) Tiered fee of 0.275% on first $200 million of the average daily net assets; 0.250% on the next $200 million of such assets; and 0.200% of such assets over $400 million.

* Currently, Sterling Johnston Capital Management, Inc. ("Sterling Johnston") receives a base fee at annual rate of 0.40% (or 40 basis points) of the daily average net assets. After an initial one-year period beginning December 1, 2001, Sterling Johnston's base fee will be subject to adjustment upwards or downwards based on the investment results achieved by it. The performance fee arrangement could, under certain circumstances, increase or decrease the fee paid to Sterling Johnston, when compared to a fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets.

** Currently, Artisan Partners, LP ("Artisan") receives a base fee at annual rate of 0.40% (or 40 basis points) of the daily average net assets. After an initial one-year period beginning October 1, 2001, Artisan's base fee will be subject to adjustment upwards or downwards based on the investment results achieved by it. The performance fee arrangement could, under certain circumstances, increase or decrease the fee paid to Artisan, when compared to a fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets.

*** Under the Portfolio Management Contract between Capital Guardian Trust Co.
    ("CapGuardian"), CapGuardian is entitled to receive a base fee of 0.40%, subject to adjustment upwards or downwards depending on the investment results achieved by CapGuardian. Advisory fees shown reflect a 42% reduction in the base fee due to investment results achieved by CapGuardian.

   Pursuant to a consulting agreement between the Trust and Hirtle Callaghan & Company, Inc. ("HCCI"), HCCI is paid a fee calculated and accrued daily and paid monthly at annual rates of 0.05% of average net assets per Portfolio. HCCI makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust's principal office, and monitors the performance of various investment management organizations, including the Specialist Managers. HCCI does not have investment discretion with respect to Trust assets, but is an investment adviser to the Trust for purposes of the 1940 Act.

   BISYS Fund Services ("BISYS") is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. BISYS receives compensation for providing

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2001 (Unaudited)

administration, fund accounting and transfer agency services at an all inclusive fee ("Omnibus Fee") based on a percentage of each Portfolio's average net assets. The Omnibus fee is accrued daily and payable on a monthly basis.

   4. PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 2001, were as follows:

                Portfolio               Purchases      Sales
                ---------              ------------ ------------
                Value................. $108,986,066 $ 92,153,484
                Growth................  150,991,305   93,544,089
                Small Cap.............  206,126,887  190,567,785
                International.........  113,479,612   66,229,396
                Fixed Income..........   87,770,216   91,192,981
                Intermediate Municipal   58,763,718   36,391,583
                Fixed Income II.......  526,053,540  538,636,337
                High Yield............   35,706,612   17,281,114

   5. SHARES OF BENEFICIAL INTEREST. The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Portfolios for the six months ended December 31, 2001, were as follows:

                                                 Value       Growth    Small Cap   International
                                               ----------  ----------  ----------  -------------
Beginning balance............................. 20,097,090  27,700,440  24,073,925   39,703,839
                                               ----------  ----------  ----------   ----------
Shares issued.................................  4,020,588   8,876,844   3,969,198    8,323,713
Shares issued in reinvestment of dividends and
  distributions...............................    216,123      57,359      19,270       18,312
Shares redeemed............................... (2,347,840) (3,328,637) (1,580,695)  (2,974,326)
                                               ----------  ----------  ----------   ----------
Change in shares..............................  1,888,871   5,605,566   2,407,773    5,367,699
                                               ----------  ----------  ----------   ----------
Ending balance................................ 21,985,961  33,306,006  26,481,698   45,071,538
                                               ==========  ==========  ==========   ==========

                                                 Fixed     Intermediate   Fixed
                                                 Income     Municipal   Income II   High Yield
                                               ----------  ------------ ----------  ----------
Beginning balance............................. 12,934,352   20,432,870  17,743,603  16,456,947
                                               ----------   ----------  ----------  ----------
Shares issued.................................  1,944,581    3,092,273   1,371,658   2,506,280
Shares issued in reinvestment of dividends and
  distributions...............................    412,152      424,241     913,085     932,098
Shares redeemed............................... (1,754,476)  (2,040,079) (2,416,133)   (462,829)
                                               ----------   ----------  ----------  ----------
Change in shares..............................    602,257    1,476,435    (133,390)  2,975,549
                                               ----------   ----------  ----------  ----------
Ending balance................................ 13,536,609   21,909,305  17,612,213  19,432,496
                                               ==========   ==========  ==========  ==========

   6. DERIVATIVE INSTRUMENTS. Certain Portfolios may invest in various financial instruments including postitions in forward currency contracts, currency swaps and purchased foreign currency options. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2001 (Unaudited)


   A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

   Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2001 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

   Certain Portfolios may invest in financial future contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin" are made or received by a Portfolio each day, depending on the daily flucuations in the fair market value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contract, interest rates, and the underlying hedged assets.

   7. FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                                                                     Value Equity Portfolio
                                                              ---------------------------------------------------------
                                                               Six Months       Year      Year       Year      Year
                                                                 Ended         Ended     Ended      Ended     Ended
                                                              December 31,    June 30,  June 30,   June 30,  June 30,
                                                                  2001          2001      2000       1999      1998
                                                              ------------    --------  --------   --------  --------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $  13.99      $  13.20  $  14.85   $  15.49  $  14.41
                                                                --------      --------  --------   --------  --------
Income from Investment Operations:
  Net investment income......................................       0.10          0.17      0.17       0.22      0.24
  Net realized and unrealized gain/(loss) on investments and
   futures...................................................      (0.43)         1.06     (0.92)      0.87      2.87
                                                                --------      --------  --------   --------  --------
   Total from investment operations..........................      (0.33)         1.23     (0.75)      1.09      3.11
                                                                --------      --------  --------   --------  --------
Distributions to Shareholders from:
  Net investment income......................................      (0.10)        (0.17)    (0.17)     (0.22)    (0.25)
  Net realized gain on investments and futures...............      (0.04)        (0.27)    (0.73)     (1.51)    (1.78)
                                                                --------      --------  --------   --------  --------
   Total distributions to shareholders.......................      (0.14)        (0.44)    (0.90)     (1.73)    (2.03)
                                                                --------      --------  --------   --------  --------
Net Asset Value, End of Period...............................   $  13.52      $  13.99  $  13.20   $  14.85  $  15.49
                                                                ========      ========  ========   ========  ========
Total Return.................................................      (2.33%)(b)     9.43%    (5.14%)     9.07%    23.42%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)...................   $297,283      $281,192  $241,803   $216,940  $176,587
  Ratio of expenses to average net assets....................       0.42%(a)      0.53%     0.55%      0.56%     0.52%
  Ratio of net investment income to average net assets.......       1.46%(a)      1.24%     1.29%      1.64%     1.69%
  Ratio of expenses to average net assets excluding fee
   waivers...................................................       0.42%(a)      0.53%     0.55%      0.56%     0.52%*
  Portfolio turnover rate....................................      33.52%       138.97%   128.72%    108.79%    86.45%


                                                                Year
                                                               Ended
                                                              June 30,
                                                                1997
                                                              --------

Net Asset Value, Beginning of Period......................... $  11.48
                                                              --------
Income from Investment Operations:
  Net investment income......................................     0.23
  Net realized and unrealized gain/(loss) on investments and
   futures...................................................     3.65
                                                              --------
   Total from investment operations..........................     3.88
                                                              --------
Distributions to Shareholders from:
  Net investment income......................................    (0.21)
  Net realized gain on investments and futures...............    (0.74)
                                                              --------
   Total distributions to shareholders.......................    (0.95)
                                                              --------
Net Asset Value, End of Period............................... $  14.41
                                                              ========
Total Return.................................................    35.28%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)................... $117,092
  Ratio of expenses to average net assets....................     0.63%
  Ratio of net investment income to average net assets.......     1.89%
  Ratio of expenses to average net assets excluding fee
   waivers...................................................     0.65%*
  Portfolio turnover rate....................................    97.39%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) Annualized.
(b) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                                                                Growth Equity Portfolio
                                                          ------------------------------------------------------------------
                                                           Six Months       Year       Year      Year      Year       Year
                                                             Ended         Ended      Ended     Ended     Ended      Ended
                                                          December 31,    June 30,   June 30,  June 30,  June 30,   June 30,
                                                              2001          2001       2000      1999      1998       1997
                                                          ------------    --------   --------  --------  --------   --------
                                                          (Unaudited)
Net Asset Value, Beginning of Period.....................   $  11.81      $  20.63   $  17.96  $  15.25  $  13.67   $  11.13
                                                            --------      --------   --------  --------  --------   --------
Income from Investment Operations:
  Net investment income..................................       0.02          0.04       0.08      0.03      0.04       0.06
  Net realized and unrealized gain/(loss) on investments
   and futures...........................................      (0.88)        (6.66)      4.69      3.76      4.37       2.58
                                                            --------      --------   --------  --------  --------   --------
   Total from investment operations......................      (0.86)        (6.62)      4.77      3.79      4.41       2.64
                                                            --------      --------   --------  --------  --------   --------
Distributions to Shareholders from:
  Net investment income..................................      (0.02)        (0.04)     (0.08)    (0.03)    (0.06)     (0.05)
  Net realized gain on investments and futures...........         --         (2.16)     (2.02)    (1.05)    (2.77)     (0.05)
                                                            --------      --------   --------  --------  --------   --------
   Total distributions to shareholders...................      (0.02)        (2.20)     (2.10)    (1.08)    (2.83)     (0.10)
                                                            --------      --------   --------  --------  --------   --------
Net Asset Value, End of Period...........................   $  10.93      $  11.81   $  20.63  $  17.96  $  15.25   $  13.67
                                                            ========      ========   ========  ========  ========   ========
Total Return.............................................      (7.25%)(b)   (33.03%)    27.71%    26.76%    37.00%     23.83%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)...............   $364,085      $327,097   $361,607  $264,877  $216,129   $160,961
  Ratio of expenses to average net assets................       0.41%(a)      0.43%      0.52%     0.53%     0.53%      0.55%
  Ratio of net investment income to average net assets...       0.42%(a)      0.25%      0.47%     0.20%     0.33%      0.49%
  Ratio of expenses to average net assets excluding
   fee waivers...........................................       0.41%(a)      0.43%      0.52%     0.53%     0.53%*     0.55%*
  Portfolio turnover rate................................      28.48%        95.66%     94.37%    70.61%    95.07%     80.47%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) Annualized.
(b) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                                                          Small Capitalization Equity Portfolio
                                                          -------------------------------------------------------------------
                                                           Six Months        Year       Year      Year      Year       Year
                                                             Ended          Ended      Ended     Ended     Ended      Ended
                                                          December 31,     June 30,   June 30,  June 30,  June 30,   June 30,
                                                              2001           2001       2000      1999      1998       1997
                                                          ------------     --------   --------  --------  --------   --------
                                                          (Unaudited)
Net Asset Value, Beginning of Period.....................   $  12.96       $  15.29   $  12.33  $  13.13  $  12.95   $  11.07
                                                            --------       --------   --------  --------  --------   --------
Income from Investment Operations:
  Net investment income..................................       0.01           0.03       0.02      0.04      0.06       0.07
  Net realized and unrealized gain/(loss) on investments.      (0.66)         (0.79)      2.96      0.35      1.54       2.11
                                                            --------       --------   --------  --------  --------   --------
   Total from investment operations......................      (0.65)         (0.76)      2.98      0.39      1.60       2.18
                                                            --------       --------   --------  --------  --------   --------
Distributions to Shareholders from:
  Net investment income..................................      (0.01)         (0.03)     (0.02)    (0.04)    (0.06)     (0.07)
  Net realized gain on investments.......................         --          (1.54)        --     (1.15)    (1.36)     (0.23)
                                                            --------       --------   --------  --------  --------   --------
   Total distributions to shareholders...................      (0.01)         (1.57)     (0.02)    (1.19)    (1.42)     (0.30)
                                                            --------       --------   --------  --------  --------   --------
Net Asset Value, End of Period...........................   $  12.30       $  12.96   $  15.29  $  12.33  $  13.13   $  12.95
                                                            ========       ========   ========  ========  ========   ========
Total Return.............................................      (5.01%) (b)    (3.67%)    24.21%     4.73%    12.66%     19.88%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)...............   $325,619       $311,949   $279,784  $210,737  $150,527   $113,480
  Ratio of expenses to average net assets................       0.61% (a)      0.63%      0.60%     0.62%     0.70%      0.78%
  Ratio of net investment income to average net assets...       0.18% (a)      0.22%      0.18%     0.39%     0.41%      0.68%
  Ratio of expenses to average net assets excluding fee
   waivers...............................................       0.61% (a)      0.63%      0.60%     0.62%     0.70%*     0.78% *
  Portfolio turnover rate................................      66.69%        134.43%    111.52%   125.52%   103.41%     54.16%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) Annualized.
(b) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                                                                 International Equity Portfolio
                                                              ---------------------------------------------------------
                                                               Six Months       Year       Year      Year      Year
                                                                 Ended         Ended      Ended     Ended     Ended
                                                              December 31,    June 30,   June 30,  June 30,  June 30,
                                                                  2001          2001       2000      1999      1998
                                                              ------------    --------   --------  --------  --------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $   9.27      $  15.34   $  12.85  $  12.70  $  12.84
                                                                --------      --------   --------  --------  --------
Income from Investment Operations:
  Net investment income......................................       0.02          0.10       0.12      0.24      0.16
  Net realized and unrealized gain/(loss) on investments and
   foreign currency transactions.............................      (0.53)        (3.71)      2.82      0.39      0.49
                                                                --------      --------   --------  --------  --------
   Total from investment operations..........................      (0.51)        (3.61)      2.94      0.63      0.65
                                                                --------      --------   --------  --------  --------
Distributions to Shareholders from:
  Net investment income......................................        -- **       (0.08)     (0.07)    (0.21)    (0.47)
  Net realized gain on investments and foreign currency
   transactions..............................................         --         (2.38)     (0.38)    (0.27)    (0.32)
                                                                --------      --------   --------  --------  --------
   Total distributions to shareholders.......................         --         (2.46)     (0.45)    (0.48)    (0.79)
                                                                --------      --------   --------  --------  --------
Net Asset Value, End of Period...............................   $   8.76      $   9.27   $  15.34  $  12.85  $  12.70
                                                                ========      ========   ========  ========  ========
Total Return.................................................      (5.46%)(b)   (24.87%)    23.14%     5.20%     5.91%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)...................   $394,845      $368,213   $383,572  $256,177  $229,875
  Ratio of expenses to average net assets....................       0.58%(a)      0.66%      0.65%     0.69%     0.70%
  Ratio of net investment income to average net assets.......       0.41%(a)      1.02%      0.98%     1.51%     2.00%
  Ratio of expenses to average net assets excluding fee
   waivers...................................................       0.58%(a)      0.66%      0.65%     0.69%     0.71%*
  Portfolio turnover rate....................................      19.14%        80.80%    144.41%    56.77%    36.80%


                                                                Year
                                                               Ended
                                                              June 30,
                                                                1997
                                                              --------

Net Asset Value, Beginning of Period......................... $  11.26
                                                              --------
Income from Investment Operations:
  Net investment income......................................     0.22
  Net realized and unrealized gain/(loss) on investments and
   foreign currency transactions.............................     1.92
                                                              --------
   Total from investment operations..........................     2.14
                                                              --------
Distributions to Shareholders from:
  Net investment income......................................    (0.26)
  Net realized gain on investments and foreign currency
   transactions..............................................    (0.30)
                                                              --------
   Total distributions to shareholders.......................    (0.56)
                                                              --------
Net Asset Value, End of Period............................... $  12.84
                                                              ========
Total Return.................................................    19.61%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)................... $146,122
  Ratio of expenses to average net assets....................     0.78%
  Ratio of net investment income to average net assets.......     1.97%
  Ratio of expenses to average net assets excluding fee
   waivers...................................................     0.78%*
  Portfolio turnover rate....................................    29.85%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
** Amount is less than $0.005.
(a) Annualized.
(b) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                           Fixed Income Portfolio               Intermediate Term Municipal Bond Portfolio
                                --------------------------------------------  ---------------------------------------------
                                 Six Months      Year       Year     Period    Six Months      Year        Year     Period
                                   Ended        Ended      Ended     Ended       Ended        Ended       Ended     Ended
                                December 31,   June 30,   June 30,  June 30,  December 31,   June 30,    June 30,  June 30,
                                    2001         2001       2000    1999(a)       2001         2001        2000    1999(a)
                                ------------   --------   --------  --------  ------------   --------    --------  --------
                                (Unaudited)                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................   $   9.91     $   9.44   $   9.64  $  10.00    $   9.89     $   9.56    $   9.79  $  10.00
                                  --------     --------   --------  --------    --------     --------    --------  --------
Income from Investment
 Operations:
  Net investment income........       0.30         0.64       0.62      0.58        0.25         0.48        0.46      0.45
  Net realized and unrealized
   gain/(loss) on
   investments.................       0.20         0.47      (0.20)    (0.28)      (0.03)        0.33       (0.23)    (0.21)
                                  --------     --------   --------  --------    --------     --------    --------  --------
   Total from investment
    operations.................       0.50         1.11       0.42      0.30        0.22         0.81        0.23      0.24
                                  --------     --------   --------  --------    --------     --------    --------  --------
Distributions to Shareholders
 from:
  Net investment income........      (0.30)       (0.64)     (0.62)    (0.58)      (0.23)       (0.48)      (0.46)    (0.45)
  Net realized gain on
   investments.................      (0.02)          --         --     (0.08)         --           --          --        --
                                  --------     --------   --------  --------    --------     --------    --------  --------
   Total distributions to
    shareholders...............      (0.32)       (0.64)     (0.62)    (0.66)      (0.23)       (0.48)      (0.46)    (0.45)
                                  --------     --------   --------  --------    --------     --------    --------  --------
Net Asset Value, End of
 Period........................   $  10.09     $   9.91   $   9.44  $   9.64    $   9.88     $   9.89    $   9.56  $   9.79
                                  ========     ========   ========  ========    ========     ========    ========  ========
Total Return...................       5.03%(c)    12.02%      4.49%     2.88%       2.19%(c)     8.61%       2.45%     2.44%
Ratios to Average Net Assets/
 Supplemental Data:
  Net assets, end of period
   (in thousands)..............   $136,639     $128,137   $130,508  $108,074    $216,467     $202,019    $199,566  $107,105
  Ratio of expenses to average
   net assets..................       0.44%(b)     0.46%      0.46%     0.50%       0.44%(b)     0.46%       0.46%     0.47%
  Ratio of net investment
   income to average net
   assets......................       5.90%(b)     6.52%      6.52%     5.78%       4.88%(b)     4.87%       4.84%     4.54%
  Ratio of expenses to average
   net assets excluding fee
   waivers/reimbursements......       0.44%(b)     0.47%*     0.46%     0.50%       0.44%(b)     0.47% *     0.46%     0.54%
  Portfolio turnover rate......      64.64%      130.52%    147.65%   146.78%      18.00%       31.02%      51.34%    42.24%

--------
 * During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period July 1, 1998 (commencement of operations) through June 30, 1999.
(b) Annualized.
(c) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                                                                      Fixed Income II
                                                                                         Portfolio
                                                                                -----------------------
                                                                                 Six Months     Period
                                                                                   Ended        Ended
                                                                                December 31,   June 30,
                                                                                    2001       2001(a)
                                                                                ------------   --------
                                                                                (Unaudited)
Net Asset Value, Beginning of Period...........................................   $  10.33     $  10.00
                                                                                  --------     --------
Income from Investment Operations:
  Net investment income........................................................       0.34         0.54
  Net realized and unrealized gain/(loss) on investments, futures and foreign
   currency transactions.......................................................       0.14         0.33
                                                                                  --------     --------
   Total from investment operations............................................       0.48         0.87
                                                                                  --------     --------
Distributions to Shareholders from:
  Net investment income........................................................      (0.36)       (0.54)
  Net realized gain on investments, futures, and foreign currency transactions.      (0.25)          --
                                                                                  --------     --------
   Total distributions to shareholders.........................................      (0.61)       (0.54)
                                                                                  --------     --------
Net Asset Value, End of Period.................................................   $  10.20     $  10.33
                                                                                  ========     ========
Total Return...................................................................       4.77%(c)     8.83%(c)
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands).....................................   $179,600     $183,351
  Ratio of expenses to average net assets......................................       0.47%(b)     0.51%(b)
  Ratio of net investment income to average net assets.........................       6.51%(b)     6.87%(b)
  Ratio of expenses to average net assets excluding fee waivers/reimbursement..       0.47%(b)     0.51%(b)
  Portfolio turnover rate......................................................     239.54%      342.57%

                                                                                       High Yield Bond
                                                                                          Portfolio
                                                                                ------------------------
                                                                                 Six Months      Period
                                                                                   Ended         Ended
                                                                                December 31,    June 30,
                                                                                    2001        2001(a)
                                                                                ------------    --------
                                                                                (Unaudited)
Net Asset Value, Beginning of Period...........................................   $   8.34      $  10.00
                                                                                  --------      --------
Income from Investment Operations:
  Net investment income........................................................       0.41          0.80
  Net realized and unrealized gain/(loss) on investments, futures and foreign
   currency transactions.......................................................      (0.65)        (1.69)
                                                                                  --------      --------
   Total from investment operations............................................      (0.24)        (0.89)
                                                                                  --------      --------
Distributions to Shareholders from:
  Net investment income........................................................      (0.45)        (0.77)
  Net realized gain on investments, futures, and foreign currency transactions.         --            --
                                                                                  --------      --------
   Total distributions to shareholders.........................................      (0.45)        (0.77)
                                                                                  --------      --------
Net Asset Value, End of Period.................................................   $   7.65      $   8.34
                                                                                  ========      ========
Total Return...................................................................      (2.76%)(c)    (9.13%)(c)
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands).....................................   $148,739      $137,248
  Ratio of expenses to average net assets......................................       0.57%(b)      0.61%(b)
  Ratio of net investment income to average net assets.........................      10.56%(b)     11.80%(b)
  Ratio of expenses to average net assets excluding fee waivers/reimbursement..       0.57%(b)      0.62%(b)
  Portfolio turnover rate......................................................      14.20%        33.23%

--------
(a) For the period September 26, 2000 (commencement of operations) through June 30, 2001.
(b) Annualized.
(c) Not annualized.



See accompanying notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                          THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

JONATHAN J. HIRTLE*

ROSS H. GOODMAN

JARRETT B. KLING

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

* "Interested Person" as that term is defined in the Investment Company Act of
              1940.

--------------------------------------------------------------------------------

Sponsor                               Counsel
-------                               -------
Hirtle Callaghan & Co., Inc.          Drinker Biddle & Reath LLP
Five Tower Bridge                     One Logan Square--18th & Cherry Streets
300 Barr Harbor Drive, Suite 500      Philadelphia, Pennsylvania 19103-6996
West Conshohocken, Pennsylvania 19428

Administrator and Distributor         Independent Accountants
-----------------------------         -----------------------
BISYS Fund Services                   PricewaterhouseCoopers LLP
3435 Stelzer Road                     Two Commerce Square, Suite 1700
Columbus, Ohio 43219                  2001 Market Street
                                      Philadelphia, Pennsylvania 19103-7042
Custodian
---------
Bankers Trust Company
16 Wall Street
New York, New York 10005

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.


2/02